Registration No. 333-[_____]
As filed with the U.S. Securities and Exchange Commission on June 29, 2026
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO. [ ]
POST-EFFECTIVE AMENDMENT NO. [ ]
_________________________
JOHN HANCOCK VARIABLE INSURANCE TRUST
(Exact Name of Registrant as Specified in Charter)
200 Berkeley Street
Boston, Massachusetts 02116
(Address of Principal Executive Offices) (Zip Code)
(800) 344-1029
_________________________
(Registrant’s Area Code and Telephone Number)
Christopher Sechler, Esq.
Secretary
John Hancock Variable Insurance Trust
200 Berkeley Street
Boston, Massachusetts 02116
(Name and Address of Agent for Service)
Copies to:
Mark P. Goshko, Esq.
K&L Gates LLP
One Congress Street, Suite 2900
Boston, Massachusetts 02114
_________________________
TITLE OF SECURITIES BEING REGISTERED: Shares of beneficial interest ($0.01 par value) of the Registrant.
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Registration Statement becomes effective.
No filing fee is required because an indefinite number of shares of the Registrant have previously been registered pursuant to Section 24(f) under the Investment Company Act of 1940, as amended.
It is proposed that this filing become effective on August 10, 2026 pursuant to Rule 488 under the Securities Act of 1933, as amended.

JOHN HANCOCK VARIABLE INSURANCE TRUST

200 Berkeley Street

Boston, Massachusetts 02116

800-344-1029

[August ], 2026

Dear Variable Annuity and Variable Life Contract Owners:

A Special Meeting of Shareholders of Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio, and Managed Volatility Moderate Portfolio (each an “Acquired Fund” and together, the “Acquired Funds”), and each a series of John Hancock Variable Insurance Trust (the “Trust” or “JHVIT”) will be held at 200 Berkeley Street, Boston, Massachusetts 02116, on October 7, 2026 at 2 p.m. Eastern Time (the “Meeting”). At the Meeting, shareholders of each Acquired Fund will be asked to consider and to approve a proposed Agreement and Plan of Reorganization (the “Plan”) providing for the combination of each Acquired Fund with and into the corresponding JHVIT fund listed below (each, an “Acquiring Fund” and together, the “Acquiring Funds”) (each, a “Reorganization” and together, the “Reorganizations”).

Acquired Fund	Acquiring Fund
Managed Volatility Balanced Portfolio	Lifestyle Balanced Portfolio
Managed Volatility Conservative Portfolio	Lifestyle Conservative Portfolio
Managed Volatility Growth Portfolio	Lifestyle Growth Portfolio
Managed Volatility Moderate Portfolio	Lifestyle Moderate Portfolio

The Reorganizations

Under the Plan and with respect to each Reorganization: (i) each Acquiring Fund will acquire all the assets, subject to all the liabilities, of the corresponding Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the shares of the Acquiring Fund will be distributed to the shareholders of the Acquired Fund; and (iii) the Acquired Fund will be liquidated and terminated. As a result, each shareholder of the Acquired Fund will become a shareholder of the Acquiring Fund. The total value of all shares of the Acquiring Fund issued in the respective Reorganization will equal the total value of the net assets of the Acquired Fund. The number of full and fractional shares of the Acquiring Fund received by a shareholder of the Acquired Fund will be equal in value to the value of that shareholder’s shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange (the “NYSE”) on the closing date of the Reorganization.

In each Reorganization, holders of Series I, Series II, and Series NAV shares of the Acquired Fund will receive Series I, Series II, and Series NAV shares, respectively, of the corresponding Acquiring Fund.

If approved by shareholders of an Acquired Fund, the Reorganization for such fund is expected to occur as of the close of regularly scheduled trading on the NYSE on October 30, 2026.

The Board, including all the Trustees who are not “interested persons” (as defined in the 1940 Act) of JHVIT, the Advisor, the Subadvisor, or JH Distributors (the “Independent Trustees”), has unanimously approved each Reorganization and believes that each Reorganization will benefit shareholders of the applicable Acquired Fund.

Each Reorganization is intended to result in a combined Acquiring Fund that has stronger prospects for growth and potential opportunities for economies of scale than the respective Acquired Fund.

The value of your investment will not be affected by the Reorganizations. Furthermore, each Reorganization is not expected to be a taxable event for federal income tax purposes for variable annuity or variable life insurance contract owners whose contract values are determined by investment in shares of an Acquired Fund.

The projected expenses of each Reorganization (consisting of legal, accounting, printing, and solicitation and proxy tabulation costs) are as follows:

Expenses borne by Acquired Fund	Expenses borne by Acquiring Fund	Total Expense of the Reorganization
Managed Volatility Balanced Portfolio: $0	Lifestyle Balanced Portfolio: $542,007[1] (amounting to five basis points and less than $0.01 per share)	$542,007
Managed Volatility Conservative Portfolio: $177,471 (amounting to three basis points and less than $0.01 per share)	Lifestyle Conservative Portfolio: $0	$177,471
Managed Volatility Growth Portfolio: $264,051 (amounting to zero basis points and less than $0.01 per share)	Lifestyle Growth Portfolio: $261,178 (amounting to zero basis points and less than $0.01 per share)	$525,229
Managed Volatility Moderate Portfolio: $158,368 (amounting to two basis points and less than $0.01 per share)	Lifestyle Moderate Portfolio: $43,383[2] (amounting to two basis points and less than $0.01 per share)	$201,751

[1]	Lifestyle Balanced Portfolio is subject to an expense reimbursement, as such, four basis points of the reorganization costs will be borne by the Advisor.
[2]	Lifestyle Moderate Portfolio is subject to an expense reimbursement agreement, as such, the reorganization costs will be borne by the Advisor.

*  *  *

Although you are not a shareholder of JHVIT, your purchase payments and the earnings on such purchase payments under your variable annuity or variable life insurance contracts issued by John Hancock USA and John Hancock NY are invested in subaccounts of separate accounts established by these companies that are registered under the Investment Company Act of 1940 (“Registered Separate Accounts”), and each subaccount invests in shares of one or more series of JHVIT, including the Acquired Funds and Acquiring Funds. You have the right to instruct these insurance companies, as appropriate, how to vote the shares of the Acquired Fund that are attributable to your contracts as of August 6, 2026, the record date for the Meeting. John Hancock USA and John Hancock NY will vote all shares of the Acquired Funds owned by such companies and attributed to such contracts in proportion to the voting instructions with respect to the fund timely received from owners of contracts participating in separate accounts registered under the 1940 Act.

Enclosed you will find a Notice of Special Meeting of Shareholders, a Proxy Statement/Prospectus and a Voting Instructions Form. The Proxy Statement/Prospectus provides background information and describes in detail the matters to be voted on at the Meeting.

The Board has voted in favor of each proposed Reorganization and recommends that you give voting instructions FOR its approval.

In order for shares to be voted at the Meeting based on your instructions, we urge you to read the Proxy Statement/Prospectus and then complete and mail your Voting Instructions Form in the enclosed postage-paid envelope, allowing sufficient time for its receipt by the close of business on October 6, 2026. To give voting instructions by touch-tone telephone or via the Internet, follow the instructions on the Voting Instructions Form.

*  *  *

If you have any questions regarding the Reorganizations, please call one of the following numbers:

For John Hancock USA variable annuity contracts:	(800) 344-1029

For John Hancock USA variable life contracts:	(800) 732-5543

For John Hancock NY variable annuity contracts:	(800) 551-2078

For John Hancock NY variable life contracts:	(800) 732-5543

Sincerely,

Christopher Sechler
Secretary
John Hancock Variable Insurance Trust

JOHN HANCOCK VARIABLE INSURANCE TRUST

200 Berkeley Street

Boston, Massachusetts 02116

800-344-1029

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of:

Managed Volatility Balanced Portfolio

Managed Volatility Conservative Portfolio

Managed Volatility Growth Portfolio

Managed Volatility Moderate Portfolio

Notice is hereby given that a special meeting of shareholders (the “Meeting”) of each of Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio, and Managed Volatility Moderate Portfolio (each an “Acquired Fund”), and each a series of John Hancock Variable Insurance Trust (the “Trust” or “JHVIT”), will be held at 200 Berkeley Street, Boston, Massachusetts 02116, on October 7, 2026 at 2 p.m. Eastern Time.

Access to the Meeting is limited to variable insurance and annuity contract owners who are authorized to give voting instructions to shareholders and to representatives of the insurance company separate accounts that own shares of an Acquired Fund.

A Proxy Statement/Prospectus providing information about the following proposals to be voted on at the Meeting is included with this notice. The Meeting will be held for the following purpose:

Proposal 1:	To approve an Agreement and Plan of Reorganization between Managed Volatility Balanced Portfolio (the “Acquired Fund”) and Lifestyle Balanced Portfolio (the “Acquiring Fund”), each a series of the Trust. Under this agreement, the Acquired Fund would transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund. These shares would be distributed, as described in the accompanying Proxy Statement/Prospectus, proportionately to you and the other shareholders of the Acquired Fund. The Acquiring Fund would also assume substantially all of the Acquired Fund’s liabilities.

Proposal 2:	To approve an Agreement and Plan of Reorganization between Managed Volatility Conservative Portfolio (the “Acquired Fund”) and Lifestyle Conservative Portfolio (the “Acquiring Fund”), each a series of the Trust. Under this agreement, the Acquired Fund would transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund. These shares would be distributed, as described in the accompanying Proxy Statement/Prospectus, proportionately to you and the other shareholders of the Acquired Fund. The Acquiring Fund would also assume substantially all of the Acquired Fund’s liabilities.

Proposal 3:	To approve an Agreement and Plan of Reorganization between Managed Volatility Growth Portfolio (the “Acquired Fund”) and Lifestyle Growth Portfolio (the “Acquiring Fund”), each a series of the Trust. Under this agreement, the Acquired Fund would transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund. These shares would be distributed, as described in the accompanying Proxy Statement/Prospectus, proportionately to you and the other shareholders of the Acquired Fund. The Acquiring Fund would also assume substantially all of the Acquired Fund’s liabilities.

Proposal 4:	To approve an Agreement and Plan of Reorganization between Managed Volatility Moderate Portfolio (the “Acquired Fund”) and Lifestyle Moderate Portfolio (the “Acquiring Fund”), each a series of the Trust. Under this agreement, the Acquired Fund would transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund. These shares would be distributed, as described in the accompanying Proxy Statement/Prospectus, proportionately to you and the other shareholders of the Acquired Fund. The Acquiring Fund would also assume substantially all of the Acquired Fund’s liabilities.

With respect to each proposal:

Acquired Fund Outstanding Shares to be Exchanged	Acquiring Fund Shares to be Received
Series I	Series I
Series II	Series II
Series NAV	Series NAV

Any other business that may properly come before the Meeting.

The Board of Trustees of JHVIT recommends that shareholders vote “FOR” each proposal, as applicable.

Each variable insurance and annuity contract owner eligible to give voting instructions and each shareholder of record at the close of business on August 6, 2026 is entitled to receive notice of and to vote at the Meeting and any adjournments thereof.

Whether or not you expect to attend the Meeting, please complete and return the enclosed proxy card in the accompanying envelope. No postage is necessary if mailed in the United States. If variable insurance and annuity contract owners eligible to give voting instructions and shareholders do not return their proxies in sufficient numbers, it may result in the need for additional shareholder solicitation efforts.

Sincerely yours,

Christopher Sechler
Secretary
John Hancock Variable Insurance Trust
[August ], 2026
Boston, Massachusetts

JOHN HANCOCK VARIABLE INSURANCE TRUST

COMBINED PROXY STATEMENT AND PROSPECTUS

PROXY STATEMENT for

Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio and Managed Volatility Moderate Portfolio (each, an “Acquired Fund,” or “your Fund”), and each a series of John Hancock Variable Insurance Trust (the “Trust” or “JHVIT”)

PROSPECTUS for

Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, and Lifestyle Moderate Portfolio (each, an “Acquiring Fund”), and each a series of the Trust, (together with the Acquired Fund, the “Funds,” and each a “Fund”)

The address of each Fund is 200 Berkeley Street, Boston, Massachusetts 02116, 800-344-1029.

This Proxy Statement/Prospectus contains information shareholders should know before voting on the proposed reorganization of the applicable Acquired Fund into the corresponding Acquiring Fund (each a “Reorganization” and together, the “Reorganizations”). Please read it carefully and retain it for future reference. This Proxy Statement/Prospectus is being mailed on or about [August ], 2026 to shareholders of each Acquired Fund as of August 6, 2026.

Where to Get More Information

Information in the following documents is incorporated by reference into (and therefore legally part of) this Proxy Statement/Prospectus:

•	Lifestyle Balanced Portfolio Series I, Series II and Series NAV summary prospectus, dated April 27, 2026, as supplemented to date.

•	Lifestyle Conservative Portfolio Series I, Series II and Series NAV summary prospectus, dated April 27, 2026, as supplemented to date.

•	Lifestyle Growth Portfolio Series I, Series II and Series NAV summary prospectus, dated April 27, 2026, as supplemented to date.

•	Lifestyle Moderate Portfolio Series I, Series II and Series NAV summary prospectus, dated April 27, 2026, as supplemented to date.

This summary prospectus is in the same envelope as this Proxy Statement/Prospectus.

•	The JHVIT Prospectus dated April 27, 2026, as supplemented (File Nos. 2-94157 and 811-04146)

•	JHVIT’s Annual Report for the period ended December 31, 2025 (File No. 811-04146)

•	JHVIT’s Semiannual Report for the period ended June 30, 2025 (File No. 811-04146)

•	The Statement of Additional Information of JHVIT dated April 27, 2026, as supplemented (the “JHVIT SAI”) (File Nos. 2-94157 and 811-04146)

•	A Statement of Additional Information dated [August ], 2026 (File No. 333-[___]) relating to this Proxy Statement/Prospectus (the “SAI”)

Each of the above referenced documents contains information with respect to both the Acquired Funds and the Acquiring Funds. These documents and additional information about the Funds are on file with the SEC and are available at no charge by writing to us or by calling the appropriate toll-free telephone number below.

Contract holders having any questions regarding the Reorganizations should call the appropriate toll-free number listed below:

For John Hancock USA variable annuity contracts:	(800) 344-1029
For John Hancock USA variable life contracts:	(800) 827-4546
For John Hancock NY variable annuity contracts:	(800) 551-2078
For John Hancock NY variable life contracts:	(888) 267-7784

Shares of the Acquiring Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution. These shares are not federally insured by the Federal Deposit Insurance Corporation, the U.S. Federal Reserve Board, or any other government agency.

Shares of the Acquiring Funds have not been approved or disapproved by the SEC. The SEC has not passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The date of this Proxy Statement/Prospectus is [August ], 2026.

The Reorganizations

Under the Plan and with respect to each Reorganization: (i) the Acquiring Fund will acquire all the assets, subject to all the liabilities, of the corresponding Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the shares of the Acquiring Fund will be distributed to the shareholders of the Acquired Fund; and (iii) the Acquired Fund will liquidate and terminate. As a result, each shareholder of an Acquired Fund will become a shareholder of the corresponding Acquiring Fund. The total value of all shares of the Acquiring Fund issued in the Reorganization will equal the total value of the net assets of the Acquired Fund. The number of full and fractional shares of the Acquiring Fund received by a shareholder of the Acquired Fund will be equal in value to the value of that shareholder’s shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange (the “NYSE”) on the closing date of the Reorganizations, which is expected to be on or about October 30, 2026 (the “Exchange Date”).

In each Reorganization, holders of Series I, Series II and Series NAV shares of the Acquired Fund will receive Series I, Series II, and Series NAV shares, respectively, of the corresponding Acquiring Fund.

If approved by shareholders of the applicable Acquired Fund, each Reorganization is expected to occur as of the close of regularly scheduled trading on the NYSE on October 30, 2026. Share classes of each Acquired Fund will vote in the aggregate and not by class. The terms and conditions of each Reorganization are more fully described below in this Proxy Statement/Prospectus and in the form of the Plan attached hereto as Appendix A.

General

JHVIT is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials and other information with the SEC. Such materials also are available on the SEC’s EDGAR Database on its website at sec.gov, and copies may be obtained, after paying a duplicating fee, by email request addressed to publicinfo@sec.gov.

INTRODUCTION	3

OVERVIEW OF THE REORGANIZATIONS	3

PROPOSAL 1 APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF MANAGED VOLATILITY BALANCED PORTFOLIO INTO LIFESTYLE BALANCED PORTFOLIO	5

Comparison of Acquired and Acquiring Fund	5
Comparison of Investment Restrictions	11
Comparison of, and Effect on, Fund Operating Expenses	13
Comparison of Investment Risks	15
Investment Management Fees/Subadvisory Arrangements	22
Performance	23

PROPOSAL 2 APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF MANAGED VOLATILITY CONSERVATIVE PORTFOLIO INTO LIFESTYLE CONSERVATIVE PORTFOLIO	26

Comparison of Acquired and Acquiring Fund	26
Comparison of Investment Restrictions	32
Comparison of, and Effect on, Fund Operating Expenses	33
Comparison of Investment Risks	36
Investment Management Fees/Subadvisory Arrangements	43
Performance	44

PROPOSAL 3 APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF MANAGED VOLATILITY GROWTH PORTFOLIO INTO LIFESTYLE GROWTH PORTFOLIO	47

Comparison of Acquired and Acquiring Fund	47
Comparison of Investment Restrictions	53
Comparison of, and Effect on, Fund Operating Expenses	54
Comparison of Investment Risks	57
Investment Management Fees/Subadvisory Arrangements	64
Performance	65

PROPOSAL 4 APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF MANAGED VOLATILITY MODERATE PORTFOLIO INTO LIFESTYLE MODERATE PORTFOLIO	68

Comparison of Acquired and Acquiring Fund	68
Comparison of Investment Restrictions	74
Comparison of, and Effect on, Fund Operating Expenses	75
Comparison of Investment Risks	78
Investment Management Fees/Subadvisory Arrangements	85
Performance	86

INTRODUCTION

This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of proxies to be used at the Meeting. The Board has designated August 6, 2026 as the record date for determining shareholders eligible to vote at the Meeting (the “Record Date”). All shareholders of record at the close of business on the Record Date are entitled to one vote for each share (and fractional votes for fractional shares) of beneficial interest of an Acquired Fund held.

JHVIT. JHVIT is an open-end investment company registered under the 1940 Act. JHVIT currently offers 49 separate series, including the Acquired Funds and Acquiring Funds. JHVIT does not sell its shares directly to the public but generally only to affiliated insurance companies and their separate accounts as the underlying investment media for variable annuity and variable life insurance contracts (“variable contracts”), certain entities affiliated with the insurance companies, as permitted by applicable law, and other series of JHVIT that operate as funds of funds. Shares of JHVIT also may be sold to unaffiliated insurance companies and their separate accounts and certain qualified pension and retirement plans.

Investment Management. John Hancock Variable Trust Advisers LLC (“JHVTA” or the “Advisor”) serves as investment advisor to both the Acquired Funds and the Acquiring Funds. Pursuant to an Amended and Restated Advisory Agreement with JHVIT on behalf of the Funds, dated June 30, 2020, JHVTA is responsible for, among other things, administering the business and affairs of the Funds and selecting, contracting with, compensating and monitoring the performance of any investment subadvisor that manages the investment of the assets of the Funds pursuant to subadvisory agreements.

Manulife Investment Management (US) LLC (“Manulife” or the “Subadvisor”) serves as investment subadvisor to both the Acquired Funds and the Acquiring Funds. Manulife’s address is 197 Clarendon Street, Boston, Massachusetts 02116.

JHVTA and Manulife are registered with the SEC as investment advisors under the Investment Advisers Act of 1940, as amended.

The Distributor. John Hancock Distributors, LLC (“JH Distributors”) serves as JHVIT’s distributor.

The offices of JHVTA and JH Distributors are located at 200 Berkeley Street, Boston, Massachusetts 02116. Their ultimate parent entity is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and principally as “John Hancock” in the United States.

OVERVIEW OF THE REORGANIZATIONS

The following is a summary discussion of the form and consequences of, and the reasons for, the Reorganizations.

At an in-person meeting held March 23-26, 2026 the Board, including all the Trustees who are not “interested persons” (as defined in the 1940 Act) of JHVIT, the Advisor, the Subadvisor, or JH Distributors (the “Independent Trustees”), approved the Plan providing for the Reorganization of each Acquired Fund into the corresponding Acquiring Fund. Each Reorganization contemplates: (i) the transfer of all the assets, subject to all of the liabilities, of the Acquired Fund to the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund; (ii) the distribution to shareholders of the Acquired Fund of the shares of the Acquiring Fund; and (iii) the liquidation and termination of the Acquired Fund.

As a result of each Reorganization, shareholders of the Acquired Fund will become shareholders of the corresponding Acquiring Fund. In the Reorganization, the Acquiring Fund will issue a number of shares with a total value equal to the total value of the net assets of the Acquired Fund, and each shareholder of the Acquired Fund will receive a number of full and fractional shares of the Acquiring Fund with a total value equal to the total value of that shareholder’s shares of the Acquired Fund, as of the close of regularly scheduled trading on the NYSE on the closing date of the Reorganization (the “Exchange Date”).

In each Reorganization, holders of Series I, Series II, and Series NAV shares of the Acquired Fund will receive Series I, Series II, and Series NAV shares, respectively, of the corresponding Acquiring Fund.

The Board has unanimously approved each Reorganization and believes that each Reorganization will benefit shareholders of the applicable Acquired Fund.

On a pro forma basis, the operating expense ratios of Series I, Series II and Series NAV shares of each Acquiring Fund to be received in the Reorganizations are expected to be the same as or lower than the operating expense ratios of Series I, Series II and Series NAV shares of the corresponding Acquired Fund before and after expense waivers.

The factors that the Board considered in deciding to approve each Reorganization are discussed below under “Information About the Reorganization — Board Consideration of the Reorganization.”

The Reorganization is not expected to be a taxable event for federal income tax purposes for owners of variable contracts whose contract values are determined by investment in shares of an Acquired Fund. See “Information About the Reorganization – Federal Income Tax Consequences.”

Immediately preceding each Reorganization, each Acquired Fund may, in certain situations, not comply with its investment policies due to the need to make changes to its portfolio to facilitate the Reorganization. The Reorganizations will not result in any material change in the purchase and redemption procedures followed with respect to the distribution of shares.

The projected expenses of each Reorganization (consisting of legal, accounting, printing, and solicitation and proxy tabulation costs) are as follows:

Expenses borne by Acquired Fund	Expenses borne by Acquiring Fund	Total Expense of the Reorganization
Managed Volatility Balanced Portfolio: $0	Lifestyle Balanced Portfolio: $542,007[1] (amounting to five basis points and less than $0.01 per share)	$542,007
Managed Volatility Conservative Portfolio: $177,471 (amounting to three basis points and less than $0.01 per share)	Lifestyle Conservative Portfolio: $0	$177,471
Managed Volatility Growth Portfolio: $264,051 (amounting to zero basis points and less than $0.01 per share)	Lifestyle Growth Portfolio: $261,178 (amounting to zero basis points and less than $0.01 per share)	$525,229
Managed Volatility Moderate Portfolio: $158,368 (amounting to two basis points and less than $0.01 per share)	Lifestyle Moderate Portfolio: $43,383[2] (amounting to two basis points and less than $0.01 per share)	$201,751

[1]	Lifestyle Balanced Portfolio is subject to an expense reimbursement, as such, four basis points of the reorganization costs will be borne by the Advisor.
[2]	Lifestyle Moderate Portfolio is subject to an expense reimbursement agreement, as such, the reorganization costs will be borne by the Advisor.

If a Reorganization is not consummated, the expenses will be paid by JHVTA with respect to that Reorganization. Transaction costs are not anticipated to be material in amount and are estimated to not exceed $10,000, which is less than $0.01 per share.

On or about October 19, 2026, the manager of each Acquired Fund will stop implementing the managed volatility strategy and will begin to unwind its derivatives positions. As a result, from on or about October 19, 2026 through the closing date of the Reorganizations, the Acquired Funds will not have the downside protection that the managed volatility strategy is designed to provide. However, each Acquired Fund reserves the right not to proceed in this manner and may manage its portfolio in anticipation of its Reorganization in a different manner.

*  *  *

PROPOSAL 1

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE

REORGANIZATION OF MANAGED VOLATILITY BALANCED PORTFOLIO INTO

LIFESTYLE BALANCED PORTFOLIO

Shareholders of Managed Volatility Balanced Portfolio (“Acquired Fund”) are being asked to approve the Plan providing for the Reorganization of the Acquired Fund into Lifestyle Balanced

Portfolio (“Acquiring Fund”).

Comparison of Acquired and Acquiring Fund

Both the Acquired Fund and the Acquiring Fund have similar investment objectives and policies, as outlined in the chart below. The following is a summary of the similarities and differences between the funds’ investment policies. The Acquired Fund’s objective is to seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses. The Acquiring Fund’s investment objective is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The Acquired Fund’s and the Acquiring Fund’s investment policies are similar in that both Funds invest primarily in underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities. The funds differ in that the Acquiring Fund may invest directly in equity and fixed income securities and the Acquired Fund utilizes a risk management strategy to attempt to manage the volatility of returns. The Reorganization is not expected to directly result in any change to the investment objective or principal investment policies of the Acquiring Fund.

SUMMARY COMPARISONS OF ACQUIRED FUND TO ACQUIRING FUND

Managed Volatility Balanced Portfolio (Acquired Fund)	Lifestyle Balanced Portfolio (Acquiring Fund)

Approximate Net Assets of Each Fund (as of December 31, 2025):

$3.877 billion	$999 million

Managed Volatility Balanced Portfolio (Acquired Fund)	Lifestyle Balanced Portfolio (Acquiring Fund)

Investment Advisor:

John Hancock Variable Trust Advisers LLC

Investment Subadvisor:

Manulife Investment Management (US) LLC

Portfolio Managers:

Geoffrey Kelley, CFA. Senior Portfolio Manager, Global Head of Strategic Asset Allocation and Systematic Equity. Mr. Kelley has managed the Fund since 2020.

Robert Sykes, CFA. Senior Portfolio Manager and Head of Asset Allocation. Mr. Sykes has managed the Fund since 2018.

Jeffrey Wu. Portfolio Manager and Senior Investment Analyst. Mr. Wu has managed the Fund since 2020.

Geoffrey Kelley, CFA. Senior Portfolio Manager, Global Head of Strategic Asset Allocation and Systematic Equity. Mr. Kelley has managed the Fund since 2023.

David Kobuszewski, CFA. Portfolio Manager, Senior Investment Analyst. Mr. Kobuszewski has managed the Fund since 2023.

Robert Sykes, CFA. Senior Portfolio Manager and Head of Asset Allocation. Mr. Sykes has managed the Fund since 2018.

Investment Objectives:

To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

Principal Investment Strategies:

The fund, except as otherwise described below, normally invests primarily in underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that invest primarily in fixed-income securities (“Fixed-Income Funds”). The fund may also use certain risk management techniques to seek to manage the volatility of returns (i.e. standard deviation) and limit the magnitude of portfolio losses.

As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The fund’s economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 50% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets (the “Equity Allocation”) and approximately 50% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed-income markets (the “Fixed Income Allocation”). Underlying funds may include exchange traded funds (“ETFs”) and the fund may invest a significant portion of its assets in ETFs. At the discretion of the subadvisor, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities, including inflation-protected securities. The subadvisor may also determine in light of

Managed Volatility Balanced Portfolio (Acquired Fund)	Lifestyle Balanced Portfolio (Acquiring Fund)

portfolio losses. The risk management strategy may cause the fund’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate, and during extreme market volatility, the fund’s economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the fund’s exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 55% and normally will seek to reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund’s investment objective.

The fund seeks long term growth of capital while attempting to manage the volatility of returns and limit the magnitude of portfolio losses. The fund seeks to limit the volatility of returns to a range of 8.25% to 10.25% (as measured by annualized standard deviation of the fund’s returns). However, during periods of prolonged low market volatility the actual volatility experienced by the fund may fall below the range due to maximum limits on equity and fixed-income exposures.

Volatility is a measure of the magnitude of up and down fluctuations in the fund’s NAV over time as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk. The more a fund’s returns vary from the fund’s average return, the more volatile the fund and the higher the standard deviation. The purpose of managing the volatility of returns is to attempt to limit exposure to more volatile asset classes, including both equities and fixed-income asset classes, during periods of high volatility and protect the fund from losses during market declines. The fund also seeks to limit the magnitude of portfolio losses in order to limit exposure during market declines. There can be no assurance that the risk management strategy will be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.

market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its investment objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds and in futures contracts on equity or fixed-income markets. These allocations may be changed at any time by the subadvisor.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science, and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below-investment-grade debt securities with maturities that range from short to longer term. Below-investment-grade debt securities are also referred to as junk bonds. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds, mortgage backed securities, U.S. and foreign government issued securities, domestic and international (including emerging markets) securities, inflation-protected securities, and bank loans.

The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. The fund may use derivatives for hedging and

Managed Volatility Balanced Portfolio (Acquired Fund)	Lifestyle Balanced Portfolio (Acquiring Fund)

In seeking to manage the volatility of returns and limit the magnitude of portfolio losses, the fund may employ certain risk management techniques using derivative instruments and may reallocate assets between the underlying Equity and Fixed-Income Funds. These derivatives may be used to increase or decrease the fund’s net equity exposure and will typically consist of stock index futures, but may also include stock index options, options on stock index futures, and stock index swaps. The fund may also employ risk management techniques using derivatives that may increase or decrease the fund’s exposure to certain types of fixed-income securities. These instruments may include government bond futures, swaps, and credit default swaps. For more information about these derivative instruments in which the fund may invest, please see the “Hedging And Other Strategic Transactions” risk section in the Statement of Additional Information. Fund assets employed for its risk management strategy include not only derivative instruments but also fixed-income instruments. Because equity and fixed-income derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the securities directly, the remainder of the assets used for the risk management strategy will be invested in a variety of fixed-income instruments. The fund may be required to hold cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The fund’s risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

The use of derivatives may be combined with asset allocation techniques. The timing and extent of these techniques will depend on several factors, including market movements. In general, when equity markets are more volatile or are declining, assets may be reallocated to Fixed-Income Funds, cash and/or cash equivalents, and short positions in equity derivative instruments. When equity nonhedging purposes including, without limitation, the following purposes:

•

To establish a position in the derivatives markets as a method of gaining exposure to a particular security or market;

•

To attempt to protect against possible changes in the market value of securities held or to be purchased by the fund or an underlying fund;

•

To manage the effective maturity or duration of the securities of the fund or an underlying fund; and

•

To facilitate the repatriation of foreign currency and the settlement of purchases of foreign securities.

The fund may invest in other types of investments including exchange-traded notes (ETNs) as described under “Other Permitted Investments of the Fund of Funds.”

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies.

The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics.

Managed Volatility Balanced Portfolio (Acquired Fund)	Lifestyle Balanced Portfolio (Acquiring Fund)

markets rise, or if volatility is lower, assets may be reallocated to Equity Funds and stock index futures, options, and swaps. Similarly, if fixed-income markets are volatile or are declining, assets may be reallocated to Equity Funds, cash and cash equivalents, and short positions in fixed-income derivative instruments. Even in periods of low volatility, the subadvisor may continue to use risk management techniques to protect against sudden market movements, preserve gains after favorable market conditions, and reduce losses in adverse market conditions. Due to the leverage provided by derivatives, the notional value of the fund’s derivative positions could exceed 100% of the fund’s assets.

In determining when to employ risk management techniques and/or reallocate assets between Equity Funds and Fixed-Income Funds, the subadvisor may use quantitative models that use historical factors such as market movements, and historical changes in the NAV of the fund to make this determination.

The subadvisor selects the percentage level to be maintained in specific underlying Equity Funds and Fixed-Income Funds, and cash and cash equivalents and may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. From time to time, a significant portion of the fund’s underlying fixed income assets may be managed by an affiliated subadvisor. To maintain a target allocation in the underlying funds, daily cash flows for the fund may be directed to its underlying funds that most deviate from target.

The fund may invest in various Equity Funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities, science, and technology stocks. Each of these Equity Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as

Managed Volatility Balanced Portfolio (Acquired Fund)	Lifestyle Balanced Portfolio (Acquiring Fund)

options on securities and futures contracts. The fund may also invest in Fixed-Income Funds that as a group hold a wide range of fixed-income securities including investment grade and below-investment-grade debt securities with maturities that range from short to longer term. Below-investment-grade debt securities are also referred to as junk bonds. The Fixed-Income Funds collectively hold various types of debt instruments, such as corporate bonds, mortgage backed securities, U.S. and foreign government issued securities, domestic and international (including emerging markets) securities, inflation-protected securities, and bank loans. Equity Funds and Fixed-Income Funds may include funds that employ a passive investment style (i.e., index funds and exchange-traded funds (ETFs)) and at times most of the fund’s assets may be invested in index funds.

The fund may also invest in the securities of other investment companies including ETFs and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, inflation-protected securities, closed-end funds, exchange-traded notes, and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling. The fund may engage in active and frequent trading of portfolio securities and other instruments to achieve its primary investment strategies.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Risk Management and Other Strategic Transactions. In addition to the risk management techniques described above, the fund is authorized to use other investment strategies referred to under “Hedging And Other Strategic Transactions” risk section including, without limitation, investing in foreign currency forward contracts, futures contracts including stock index and foreign currency futures, swaps including interest rate swaps, stock index swaps and credit default swaps and options including stock index options and options on stock index futures, among others.

Managed Volatility Balanced Portfolio (Acquired Fund)	Lifestyle Balanced Portfolio (Acquiring Fund)
The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics.

Temporary Defensive Investing:

During unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, or in carrying out changes to the fund’s subadvisor or investment process, a fund generally may invest all or a portion of its assets in cash and securities that are highly liquid, including: (a) high quality money market instruments, such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents; and (b) money market funds. In the case of funds investing extensively in foreign securities, these investments may be denominated in either U.S. dollars or foreign currencies and may include debt of foreign corporations, governments and supranational organizations. To the extent a fund is in a defensive position, its ability to achieve its investment objective will be limited.

Comparison of Investment Restrictions

As required by the 1940 Act, each Fund is subject to investment policies that can be changed only with shareholder approval. These policies are generally referred to as “fundamental investment restrictions.” In addition, each Fund is also subject to investment restrictions that are “non-fundamental,” i.e., restrictions that can be changed by Board action alone. The fundamental and non-fundamental restrictions of the Acquired Fund and Acquiring Fund are identical. The combined fund will continue to follow the fundamental and non-fundamental investment restrictions of the Acquiring Fund.

Fundamental Investment Restrictions

(1) Each fund may not concentrate, as that term is used in the 1940 Act, its investments in a particular industry in violation of the requirements of the 1940 Act, as amended, as interpreted or modified by the SEC from time to time.

(2) Each fund has elected to be treated a diversified investment company, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

Fundamental Investment Restrictions

(3) Each fund may not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(4) Each fund may not engage in the business of underwriting securities issued by others, except to the extent that a fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(5) Each fund may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each fund reserves freedom of action to hold and to sell real estate acquired as a result of the fund’s ownership of securities.

(6) Each fund may not purchase or sell commodities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(7) Each fund may not make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(8) Each fund may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

For purposes of restriction No. 8, purchasing securities on a when-issued, forward commitment or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.

Non-Fundamental Investment Restrictions

(9) Each fund will not knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable.

(10) Each fund will not make short sales of securities or maintain a short position, if, when added together, more than 25% of the value of the fund’s net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin. Short sales “against-the-box” are not subject to this limitation.

(11) Each fund will not pledge, hypothecate, mortgage or transfer (except as provided in restriction (7)) as security for indebtedness any securities held by the fund, except in an amount of not more than 10% of the value of the fund’s total assets and then only to secure borrowings permitted by restrictions (3) and

(12) For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets.

Comparison of, and Effect on, Fund Operating Expenses

The operating expenses of each Fund for the fiscal year ended December 31, 2025 (including pro forma expenses showing the effect of the Reorganization) are set forth below.

On a pro forma basis, the operating expense ratios of Series I, Series II and Series NAV shares of the Acquiring Fund to be received in the Reorganization are expected to be the same as or lower than the operating expense ratios of Series I, Series II and Series NAV shares of the corresponding Acquired Fund before and after expense waivers.

Expense information has been restated to reflect projected fees and expenses as of July 1, 2026, after giving effect to strategy changes approved at the March 23-26, 2026 Board Meeting, and reflected in the comparison of the Funds investment strategies above. The expense ratios below do not reflect the fees and expenses of any variable contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, the expense ratios would be higher.

Annual Fund Operating Expenses1%

(expenses that you pay each year as a percentage of the value of your investment)

Fund/Share	Management fees	Distribution and service (Rule 12b-1) fees	Other expenses	Acquired fund fees and expenses[2]	Total annual fund operating expenses	Contractual expense reimbursement[3]	Total annual fund operating expenses after expense reimbursements
(1) Managed Volatility Balanced Portfolio (Acquired Fund)
Series I	0.32%	0.05%	0.03%	0.52%	0.92%	—	0.92%
Series II	0.32%	0.25%	0.03%	0.52%	1.12%	—	1.12%
Series NAV	0.32%	0.00%	0.03%	0.52%	0.87%	—	0.87%
(2) Lifestyle Balanced Portfolio (Acquiring Fund)
Series I	0.32%	0.05%	0.04%	0.52%	0.93%	(0.14)%	0.79%
Series II	0.32%	0.25%	0.04%	0.52%	1.13%	(0.14)%	0.99%
Series NAV	0.32%	0.00%	0.04%	0.52%	0.88%	(0.14)%	0.74%
(3) Lifestyle Balanced Portfolio (Acquiring Fund) (Pro forma combining (1) and (2))
Series I	0.32%	0.05%	0.03%	0.52%	0.92%	(0.14)%	0.78%
Series II	0.32%	0.25%	0.03%	0.52%	1.12%	(0.14)%	0.98%
Series NAV	0.32%	0.00%	0.03%	0.52%	0.87%	(0.14)%	0.73%

[1]	Expense information has been restated to reflect new underlying investment options and asset classes, effective as of July 1, 2026.
[2]	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.

[3]

The Advisor contractually agrees to waive its advisory fee for each Lifestyle Portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the Lifestyle Portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the Lifestyle Portfolios’ first $7.5 billion of average daily net assets and 0.49% of the Lifestyle Portfolios’ average daily net assets in excess of $7.5 billion. The expense limitation agreement expires on April 30, 2028 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Examples: The examples are intended to help you compare the costs of investing in the Acquired and Acquiring Fund. The examples assume that $10,000 is invested in the particular Fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that each Fund’s operating expenses remain the same. The expense examples do not reflect fees and expenses of any variable insurance contract that may use a Fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund/Share Class		One Year	Three Years	Five Years	Ten Years
(1) Managed Volatility Balanced Portfolio (Acquired Fund)	Series I	$94	$293	$509	$1,131
	Series II	$114	$356	$617	$1,363
	Series NAV	$89	$278	$482	$1,073
(2) Lifestyle Balanced Portfolio (Acquiring Fund)	Series I	$81	$282	$501	$1,130
	Series II	$101	$345	$609	$1,362
	Series NAV	$76	$267	$474	$1,071
(3) Lifestyle Balanced Portfolio (Acquiring Fund) (Pro forma combining (1) and (2))	Series I	$80	$279	$496	$1,118
	Series II	$100	$342	$603	$1,351
	Series NAV	$75	$264	$468	$1,060

Portfolio Turnover. The Acquired Fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

The Acquiring Fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Distribution, Purchase and Redemption Procedures and Exchange Rights. The distribution, purchase and redemption procedures of each Fund, and the exchange rights of the corresponding classes of each Fund, are the same.

Comparison of Investment Risks

The Funds are exposed to various risks that could cause shareholders to lose money on their investments in the Funds. Because the Funds have similar investment objectives and principal investment strategies, as described above, they have similar risks. The principal risks of investing in the Funds are:

Principal Risks of Investing in the Funds of Funds

Applicable to Both Funds (listed in alphabetical order)

Affiliated insurance companies risk.  The advisor may be influenced by the benefits to its affiliated life insurance companies in managing the fund and overseeing its subadvisors. The John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund have a financial interest in preserving the value of the funds and reducing their volatility due to their obligations for these guaranteed benefits (the cost of providing these guaranteed benefits is related to several factors including the performance and volatility of the fund). To the extent the fund is successful in managing the volatility of returns and downside risk, the John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund will also benefit from a reduction in their potential investment risk which will reduce their costs of hedging this risk and may reduce their reserve and capital requirements. These financial benefits to the John Hancock insurance companies may be material. The fund and the fund’s investment advisor have adopted procedures that are intended to address these conflicts and ensure that the fund is managed in accordance with its disclosed investment objectives and strategies.

Commodity risk.  Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk.  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions.

ESG integration risk.  The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The manager may consider these ESG factors on all or a meaningful portion of the fund’s investments. Integration of ESG factors into the fund’s investment process does not preclude the fund from including companies with low ESG characteristics or excluding companies with high ESG characteristics in the fund’s investments. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria.

Exchange-traded fund (ETF) investment risk.  The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.

Exchange-traded notes (ETNs) risk.  An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fixed-income securities risk.  A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.

Fund of funds risk.  The fund’s ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds’ performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor’s ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk.  Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Inflation-protected securities risk.  Increases in real interest rates generally cause the price of inflation-protected debt securities to decrease.

Investment company securities risk. Fund shareholders indirectly bear their proportionate shares of the expenses of any investment company in which the fund invests. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

Liquidity risk. The extent (if at all) to which a security may be sold without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Target allocation risk.  The fund’s risk profile will change due to reallocation or rebalancing of portfolio assets.

Applicable only to the Acquired Fund

Asset allocation risk.  Although allocation among asset categories generally limits exposure to any one category, the management team may favor a category that performs poorly relative to the others.

Cash and cash equivalents risk.  Under certain market conditions, such as during a rising stock market, rising interest rate or rising credit spread markets, the use of cash and/or cash equivalents, including money market instruments, could have a negative effect on the fund’s ability to achieve its investment objective and may negatively impact the fund’s performance.

Cash collateral risk.  Subject to the requirements of Rule 18f-4, to the extent a fund maintains cash collateral required to cover its obligations, such collateral holdings may have the effect of reducing overall portfolio returns. In addition, because such collateral positions cannot be eliminated or reduced unless the corresponding derivative obligation is eliminated or reduced, a large derivative position may materially limit the subadvisor’s flexibility in managing the fund.

Hedging risk.  There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures as a result of the risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could cause the fund to underperform funds that do not use a risk management strategy.

High portfolio turnover risk.  Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Leveraging risk.  Using derivatives may result in a leveraged portfolio. Leveraging long exposures increases a fund’s losses when the value of its investments declines. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Master limited partnership (MLP) risk.  MLPs generally reflect the risks associated with their underlying assets and with pooled investment vehicles. MLPs with credit-related holdings are subject to interest-rate risk and risk of default.

Quantitative models may not produce the desired results.  In determining when to employ risk management techniques and/or reallocate exposure among equity, fixed-income and cash, the subadvisor uses quantitative models that use historical market data. However, future market conditions may not be consistent with historical periods, and the historical data may not, therefore, prove to be an accurate predictor of future volatility or losses. The model also may not measure or analyze such data effectively. Thus, the quantitative model may not produce the desired results and may not accurately forecast either future volatility or future large market declines, and this would affect the ability of a fund to be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.

Risk management strategies risk.  The purposes of the risk management strategies are to attempt to limit the fund’s total risk exposure during periods of high market volatility and reduce the fund’s losses during market declines; however, there is no assurance that these strategies will be successful. These risk management strategies could limit the upside participation of the fund in rising equity markets during periods of high volatility. In instances of equity market declines followed by rising equity markets and significant levels of market volatility, these risk management strategies may detract from fund performance and at times prevent the fund from fully recovering losses by limiting the levels of exposure to equity markets. Due to the use of historical data in the models used in the risk management strategy, there can be delays, especially during volatile markets, in fully implementing the strategy when markets are declining causing the fund to experience greater losses than if the strategy had been fully implemented. There can also be delays, especially during volatile markets, in removing hedges designed to limit losses during declining markets when markets are rising strongly causing the fund to not fully participate in the rising market. The application of risk management techniques can be complex, and misjudgments in implementation may result in under- or over-allocations to equity, fixed-income and/or cash and cash equivalent exposure causing the fund to underperform or experience losses. Also, futures contracts may be subject to exchange-imposed daily price fluctuation limits, and trading may be halted if a contract’s price moves above or below the limit on a given day. As a result, the fund may not be able to promptly liquidate unfavorable futures positions and could be required to hold such positions until the delivery date, regardless of changes in its value.

Since the characteristics of many securities change as markets change or time passes, the success of risk management techniques will be subject to the portfolio managers’ ability to execute the strategy. Moreover, risk management strategies may increase portfolio transaction costs, which could cause or increase losses or reduce gains. Any one or more of these factors may prevent the fund from achieving the intended risk management goals or could cause the fund to underperform or experience losses (some of which may be sudden) or volatility for any particular period.

Short positions risk.  In taking a short position, a fund seeks to profit from an anticipated decline in the value of a security or index of securities. If the security or index instead appreciates in value, the fund will incur losses by having to pay to close out its position at a higher price than the price it received to open that position. Unlike losses from declines in long positions in stocks or other securities (which may not exceed the original amount invested), the losses a fund may incur to close out a short position if the underlying security or index increases in value are potentially unlimited.

Short sales risk.  Short sales involve costs and risk. A fund must pay the lender interest on a security it borrows, and the fund will lose money if the price of the borrowed security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Swaps risk.  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Use of index futures risk.  While the use of index futures may involve a small investment of cash, the losses to a fund could exceed the amount invested, and in certain cases even the total value of the fund’s assets, due to the embedded leverage provided by the derivative. Index futures may also result in a loss to the fund if the counterparty to the transaction does not perform.

U.S. government agency obligations risk.  The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt securities that they issue are neither guaranteed nor issued by the U.S. government. Such debt securities are subject to the risk of default on the payment of interest and/or principal, similar to the debt securities of private issuers. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

Applicable only to the Acquiring Fund

Advance trade estimate risk.  The JHVIT Lifestyle Portfolio may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the JHVIT Lifestyle Portfolio’s subadvisor with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadvisor may, but is not required to, use the tool to adjust the JHVIT Lifestyle Portfolio’s portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the JHVIT Lifestyle Portfolio’s exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the JHVIT Lifestyle Portfolio will receive inflows that day (the “Trade Date”), the subadvisor could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the JHVIT Lifestyle Portfolio will experience outflows on Trade Date, the subadvisor could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

Allocation risk.  The fund is subject to risks related to conflicts of interest associated with the advisor’s ability to determine the fund’s strategic asset allocation among general investment categories, which are executed by multiple unaffiliated and/or affiliated subadvisors.

JHVIT Lifestyle Portfolio asset transfer risk.  The Lifestyle Balanced Portfolio (the “JHVIT Lifestyle Portfolio”) is offered in connection with specific guaranteed benefits under variable annuity contracts (the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the “John Hancock Issuers”). The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the JHVIT Lifestyle Portfolio and the Select Bond Trust through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers’ exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers’ process will depend on several factors including market movements. In general, the higher the equity component of a JHVIT Lifestyle Portfolio, the more likely that contract value will be reallocated from the JHVIT Lifestyle Portfolio to the Select Bond Trust when equity markets fall. These asset flows may negatively affect the performance of the JHVIT Lifestyle Portfolio and an underlying fund in which the JHVIT Lifestyle Portfolio invests by increasing the underlying fund’s transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle Portfolio bears its proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle Portfolio.

Principal Risks of Investing in the Underlying Funds

Applicable to Both Funds (listed in alphabetical order)

Convertible securities risk.  Convertible securities are subject to certain risks of both equity and debt securities. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk.  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. (Acquired Fund only: Growth company securities fluctuate more in price than other securities because of the greater emphasis on earnings expectations.) (Acquiring Fund only: Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.)

Exchange-traded fund (ETF) investment risk.  The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.

Fixed-income securities risk.  A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. (Acquiring Fund only: Depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.)

Hedging, derivatives, and other strategic transactions risk.  Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.

Index management risk.  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund’s operating expenses and transaction costs, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Inflation-protected securities risk.  Increases in real interest rates generally cause the price of inflation-protected debt securities to decrease.

Initial public offerings (IPOs) risk.  IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Loan participations risk.  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.

Lower-rated and high-yield fixed-income securities risk.  Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk.  Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Sector risk.  When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Applicable only to the Acquired Fund

U.S. government agency obligations risk.  The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt securities that they issue are neither guaranteed nor issued by the U.S. government. Such debt securities are subject to the risk of default on the payment of interest and/or principal, similar to the debt securities of private issuers. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

Applicable only to the Acquiring Fund

Non-diversified risk.  Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Short sales risk.  Short sales involve costs and risk. A fund must pay the lender interest on a security it borrows, and the fund will lose money if the price of the borrowed security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Investment Management Fees/Subadvisory Arrangements

Each Fund pays the Advisor a management fee for its services to the Fund. Both the Acquired Fund and the Acquiring Fund have the same management fee structure. The management fee has two components: a) a fee on net assets invested in affiliated funds (Affiliated funds assets) excluding 500 Index Trust, International Equity Index Trust and Total Bond Market Trust, and b) a fee on net assets not invested in affiliated funds (Other assets). The management fee paid on Affiliated funds assets is: a) 0.050% of the first $7.5 billion of aggregate net assets; and b) 0.040% of the excess over $7.5 billion in aggregate net assets. The advisory fee paid on Other assets is as follows: a) 0.500% of the first $7.5 billion of aggregate net assets; and b) 0.490% of the excess over $7.5 billion in aggregate net assets. Aggregate net assets are the net assets of the JHVIT Lifestyle Portfolios, JHVIT Managed Volatility Portfolios, JHF II Multimanager Lifestyle Portfolios and JHF II Lifestyle Blend Portfolios.

During the fiscal year ended December 31, 2025, the Acquired Fund paid an effective advisory fee of 0.09% and the Acquiring Fund paid an effective advisory fee of 0.04%.

Manulife serves as the subadvisor to both the Acquired Fund and the Acquiring Fund. For its services, Manulife receives a subadvisory fee. The subadvisory fee is paid by JHVTA and is not an additional charge to the Fund.

* *  *

A discussion of the basis of the Board’s approval of the continuation of the advisory and subadvisory agreements for the Acquiring Fund at the June 24-26, 2025 Board meeting is available in JHVIT’s Semiannual Report to Shareholders for the six-month period ended June  30, 2025.

Performance

The following information provides some indication of the risks of investing in the Funds by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad-based securities market index.

The calendar year total returns for each Fund represent the returns for that fund’s oldest share class.

The performance information below does not reflect fees and expenses of any variable insurance contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

The past performance of a fund is not necessarily an indication of how it will perform in the future.

Managed Volatility Balanced Portfolio

(Acquired Fund)

Calendar year total returns for Series I Shares through December 31, 2025 (%)

Best Quarter:  Q4 2023, 9.47%

Worst Quarter: Q1 2020, -13.22%

Year-to-date total return: the Acquired Fund’s total return for the most recent calendar year quarter ended March 31, 2026, was -1.37%.

Lifestyle Balanced Portfolio

(Acquiring Fund)

Calendar year total returns for Series II Shares through December 31, 2025 (%)

Best Quarter:  Q2 2020, 12.11%

Worst Quarter: Q1 2020, -10.80%

Year-to-date total return: the Acquiring Fund’s total return for the most recent calendar year quarter ended March 31, 2026 was -1.16%.

Average Annual Total Returns (%) — as of 12/31/2025

Managed Volatility Balanced Portfolio

(Acquired Fund)

	1 Year	5 Year	10 Year
Series I	9.72	4.61	5.52
Series II	9.51	4.41	5.31
Series NAV	9.87	4.69	5.58
35% Russell 3000 Index/15% MSCI EAFE Index/50% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)	14.25	5.80	7.39
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88	14.42	14.82
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	14.60	7.54	8.88
John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[1]	14.07	5.83	7.63

[1]

Prior to July 1, 2026, the fund’s additional benchmark is the 35% Russell 3000 Index/15% MSCI EAFE Index/50% Bloomberg U.S. Aggregate Bond Index. Effective July 1, 2026, the fund’s additional benchmark is the John Hancock Lifestyle Balanced Index. The John Hancock Lifestyle Balanced Index better reflects the universe of investment opportunities based on the fund’s investment strategy. As of March 26, 2026, the John Hancock Lifestyle Balanced Index comprises 26% of the S&P 500 Index, 10% of the MSCI World ex-USA Index, 7% of the Russell 2500 Index, 4% of the MSCI Emerging Markets Index, 3% of the John Hancock Real Asset Blended Index, 4% of the ICE BofA U.S. High Yield Index, 4% of the JPMorgan EMBI Global Index, 4% of the Morningstar LSTA Leveraged Loan Index, 30% of the Bloomberg U.S. Aggregate Bond Index, 4% of the ICE BofA Long U.S. STRIPS Index, and 5% of the Bloomberg 1-5 Year TIPS Index.

Lifestyle Balanced Portfolio

(Acquiring Fund)

	1 Year	5 Year	10 Year
Series I	14.10	5.44	7.02
Series II	13.81	5.23	6.81
Series NAV	14.06	5.49	7.07
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88	14.42	14.82
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	14.60	7.54	8.88
John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[1]	14.07	5.83	7.63
35% Russell 3000 Index/15% MSCI EAFE Index/50% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)	14.25	5.80	7.39

[1]

Prior to July 1, 2026, the fund’s additional benchmark is the 35% Russell 3000 Index/15% MSCI EAFE Index/50% Bloomberg U.S. Aggregate Bond Index. Effective July 1, 2026, the fund’s additional benchmark is the John Hancock Lifestyle Balanced Index. The John Hancock Lifestyle Balanced Index

better reflects the universe of investment opportunities based on the fund’s investment strategy. As of March 26, 2026, the John Hancock Lifestyle Balanced Index comprises 26% of the S&P 500 Index, 10% of the MSCI World ex-USA Index, 7% of the Russell 2500 Index, 4% of the MSCI Emerging Markets Index, 3% of the John Hancock Real Asset Blended Index, 4% of the ICE BofA U.S. High Yield Index, 4% of the JPMorgan EMBI Global Index, 4% of the Morningstar LSTA Leveraged Loan Index, 30% of the Bloomberg U.S. Aggregate Bond Index, 4% of the ICE BofA Long U.S. STRIPS Index, and 5% of the Bloomberg 1-5 Year TIPS Index.

* *  *

PROPOSAL 2

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE

REORGANIZATION OF MANAGED VOLATILITY CONSERVATIVE PORTFOLIO INTO

LIFESTYLE CONSERVATIVE PORTFOLIO

Shareholders of Managed Volatility Conservative Portfolio (“Acquired Fund”) are being asked to approve the Plan providing for the Reorganization of the Acquired Fund into Lifestyle Conservative Portfolio (“Acquiring Fund”).

Comparison of Acquired and Acquiring Fund

Both the Acquired Fund and the Acquiring Fund have similar investment objectives and policies, as outlined in the chart below. The following is a summary of the similarities and differences between the funds’ investment policies. The Acquired Fund’s objective is to seek current income and growth of capital, while seeking to both manage the volatility of return and limit the magnitude of portfolio losses. The Acquiring Fund has an objective to seek a high level of current income with some consideration given to growth of capital. The Acquired Fund’s and the Acquiring Fund’s investment policies are similar in that both Funds invest primarily in underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities. The funds differ in that the Acquiring Fund may invest directly in equity and fixed income securities and the Acquired Fund utilizes a risk management strategy to attempt to manage the volatility of returns. The Reorganization is not expected to directly result in any change to the investment objective or principal investment policies of the Acquiring Fund.

SUMMARY COMPARISONS OF ACQUIRED FUND TO ACQUIRING FUND

Managed Volatility Conservative Portfolio (Acquired Fund)	Lifestyle Conservative Portfolio (Acquiring Fund)

Approximate Net Assets of Each Fund (as of December 31, 2025):

$467 million	$149 million

Investment Advisor:

John Hancock Variable Trust Advisers LLC

Investment Subadvisor:

Manulife Investment Management (US) LLC

Managed Volatility Conservative Portfolio (Acquired Fund)	Lifestyle Conservative Portfolio (Acquiring Fund)

Portfolio Managers:

Geoffrey Kelley, CFA. Senior Portfolio Manager, Global Head of Strategic Asset Allocation and Systematic Equity. Mr. Kelley has managed the Fund since 2020.

Robert Sykes, CFA. Senior Portfolio Manager and Head of Asset Allocation. Mr. Sykes has managed the Fund since 2018.

Jeffrey Wu. Portfolio Manager and Senior Investment Analyst. Mr. Wu has managed the Fund since 2020.

Geoffrey Kelley, CFA. Senior Portfolio Manager, Global Head of Strategic Asset Allocation and Systematic Equity. Mr. Kelley has managed the Fund since 2023.

David Kobuszewski, CFA. Portfolio Manager, Senior Investment Analyst. Mr. Kobuszewski has managed the fund since 2023.

Robert Sykes, CFA. Senior Portfolio Manager and Head of Asset Allocation. Mr. Sykes has managed the Fund since 2018.

Investment Objectives:

To seek current income and growth of capital, while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	To seek a high level of current income with some consideration given to growth of capital.

Principal Investment Strategies:

The fund normally invests primarily in underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that invest primarily in fixed-income securities (“Fixed-Income Funds”). The fund may also use certain risk management techniques to seek to manage the volatility of returns (i.e. standard deviation) and limit the magnitude of portfolio losses.

As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The fund’s economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate, and during extreme market volatility, the fund’s economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 20% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets (the “Equity Allocation”) and approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed-income markets (the “Fixed Income Allocation”). Underlying funds may include exchange traded funds (“ETFs”) and the fund may invest a significant portion of its assets in ETFs. At the discretion of the subadvisor, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities, including inflation-protected securities. The subadvisor may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its investment objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds and in futures contracts on equity or fixed-income markets. These allocations may be changed at any time by the subadvisor.

Managed Volatility Conservative Portfolio (Acquired Fund)	Lifestyle Conservative Portfolio (Acquiring Fund)

could increase to 100%. The subadvisor normally will seek to limit the fund’s exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 22% and normally will seek to reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund’s investment objective.

The fund seeks long term growth of capital while attempting to manage the volatility of returns and limit the magnitude of portfolio losses. The fund seeks to limit the volatility of returns to a range of 5.5% to 6.5% (as measured by annualized standard deviation of the fund’s returns). However, during periods of prolonged low market volatility the actual volatility experienced by the fund may fall below the range due to maximum limits on equity and fixed-income exposures.

Volatility is a measure of the magnitude of up and down fluctuations in the fund’s NAV over time as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk. The more a fund’s returns vary from the fund’s average return, the more volatile the fund and the higher the standard deviation. The purpose of managing the volatility of returns is to attempt to limit exposure to more volatile asset classes, including both equities and fixed-income asset classes, during periods of high volatility and protect the fund from losses during market declines. The Fund also seeks to limit the magnitude of portfolio losses in order to limit exposure during market declines. There can be no assurance that the risk management strategy will be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.

In seeking to manage the volatility of returns and limit the magnitude of portfolio losses, the Fund may employ certain risk management techniques using derivative instruments and may reallocate assets between the underlying Equity and Fixed-Income Funds. These derivatives may be used to increase or decrease the Fund’s net equity exposure

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science, and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below-investment-grade debt securities with maturities that range from short to longer term. Below-investment-grade debt securities are also referred to as junk bonds. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds, mortgage backed securities, U.S. and foreign government issued securities, domestic and international (including emerging markets) securities, inflation-protected securities, and bank loans.

The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. The fund may use derivatives for hedging and nonhedging purposes including, without limitation, the following purposes:

•

To establish a position in the derivatives markets as a method of gaining exposure to a particular security or market;

Managed Volatility Conservative Portfolio (Acquired Fund)	Lifestyle Conservative Portfolio (Acquiring Fund)

and will typically consist of stock index futures, but may also include stock index options, options on stock index futures, and stock index swaps. The Fund may also employ risk management techniques using derivatives that may increase or decrease the fund’s exposure to certain types of fixed-income securities. These instruments may include government bond futures, swaps, and credit default swaps. For more information about these derivative instruments in which the Fund may invest, please see the “Hedging And Other Strategic Transactions” risk section in the Statement of Additional Information. Fund assets employed for its risk management strategy include not only derivative instruments but also fixed-income instruments. Because equity and fixed-income derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the securities directly, the remainder of the assets used for the risk management strategy will be invested in a variety of fixed-income instruments. The fund may be required to hold cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The fund’s risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

The use of derivatives may be combined with asset allocation techniques. The timing and extent of these techniques will depend on several factors, including market movements. In general, when equity markets are more volatile or are declining, assets may be reallocated to Fixed-Income Funds, cash and/or cash equivalents, and short positions in equity derivative instruments. When equity markets rise, or if volatility is lower, assets may be reallocated to Equity Funds and stock index futures, options, and swaps. Similarly, if fixed-income markets are volatile or are declining, assets may be reallocated to Equity Funds, cash and cash equivalents, and short positions in fixed-income derivative instruments. Even in periods of low volatility, the subadvisor may continue to use risk management techniques to protect against sudden market movements, preserve gains after favorable market conditions, and reduce losses in adverse market conditions. Due to the leverage provided by derivatives, the notional value of the fund’s derivative positions could exceed 100% of the fund’s assets.

•

To attempt to protect against possible changes in the market value of securities held or to be purchased by the fund or an underlying fund;

•

To manage the effective maturity or duration of the securities of the fund or an underlying fund; and

•

To facilitate the repatriation of foreign currency and the settlement of purchases of foreign securities.

The fund may invest in other types of investments including exchange-traded notes (ETNs) as described under “Other Permitted Investments of the Fund of Funds.”

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics.

Managed Volatility Conservative Portfolio (Acquired Fund)	Lifestyle Conservative Portfolio (Acquiring Fund)

In determining when to employ risk management techniques and/or reallocate assets between Equity Funds and Fixed-Income Funds, the subadvisor may use quantitative models that use historical factors such as market movements, and historical changes in the NAV of the fund to make this determination.

The subadvisor selects the percentage level to be maintained in specific underlying Equity Funds and Fixed-Income Funds, and cash and cash equivalents and may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. From time to time, a significant portion of the fund’s underlying fixed income assets may be managed by an affiliated subadvisor. To maintain a target allocation in the underlying funds, daily cash flows for the fund may be directed to its underlying funds that most deviate from target.

The fund may invest in various Equity Funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities, science, and technology stocks. Each of these Equity Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in Fixed-Income Funds that as a group hold a wide range of fixed-income securities including investment grade and below-investment-grade debt securities with maturities that range from short to longer term. Below-investment-grade debt securities are also referred to as junk bonds. The Fixed-Income Funds collectively hold various types of debt instruments, such as corporate bonds, mortgage backed

Managed Volatility Conservative Portfolio (Acquired Fund)	Lifestyle Conservative Portfolio (Acquiring Fund)

securities, U.S. and foreign government issued securities, domestic and international (including emerging markets) securities, inflation-protected securities, and bank loans. Equity Funds and Fixed-Income Funds may include funds that employ a passive investment style (i.e., index funds and exchange-traded funds (ETFs)) and at times most of the fund’s assets may be invested in index funds.

The fund may also invest in the securities of other investment companies including ETFs and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, inflation-protected securities, closed-end funds, exchange-traded notes, and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling. The fund may engage in active and frequent trading of portfolio securities and other instruments to achieve its primary investment strategies.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Risk Management and Other Strategic Transactions. In addition to the risk management techniques described above, the Fund is authorized to use other investment strategies referred to under “Hedging And Other Strategic Transactions” risk section including, without limitation, investing in foreign currency forward contracts, futures contracts including stock index and foreign currency futures, swaps including interest rate swaps, stock index swaps and credit default swaps and options including stock index options and options on stock index futures, among others.

The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time

Managed Volatility Conservative Portfolio (Acquired Fund)	Lifestyle Conservative Portfolio (Acquiring Fund)
and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics.

Temporary Defensive Investing:

During unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, or in carrying out changes to the fund’s subadvisor or investment process, a fund generally may invest all or a portion of its assets in cash and securities that are highly liquid, including: (a) high quality money market instruments, such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents; and (b) money market funds. In the case of funds investing extensively in foreign securities, these investments may be denominated in either U.S. dollars or foreign currencies and may include debt of foreign corporations, governments and supranational organizations. To the extent a fund is in a defensive position, its ability to achieve its investment objective will be limited.

Comparison of Investment Restrictions

As required by the 1940 Act, each Fund is subject to investment policies that can be changed only with shareholder approval. These policies are generally referred to as “fundamental investment restrictions.” In addition, each Fund is also subject to investment restrictions that are “non-fundamental,” i.e., restrictions that can be changed by Board action alone. The fundamental and non-fundamental restrictions of the Acquired Fund and Acquiring Fund are identical. The combined fund will continue to follow the fundamental and non-fundamental investment restrictions of the Acquiring Fund.

Fundamental Investment Restrictions

(1) Each fund may not concentrate, as that term is used in the 1940 Act, its investments in a particular industry in violation of the requirements of the 1940 Act, as amended, as interpreted or modified by the SEC from time to time.

(2) Each fund has elected to be treated a diversified investment company, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(3) Each fund may not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(4) Each fund may not engage in the business of underwriting securities issued by others, except to the extent that a fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(5) Each fund may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each fund reserves freedom of action to hold and to sell real estate acquired as a result of the fund’s ownership of securities.

Fundamental Investment Restrictions

(6) Each fund may not purchase or sell commodities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(7) Each fund may not make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(8) Each fund may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

For purposes of restriction No. 8, purchasing securities on a when-issued, forward commitment or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.

Non-Fundamental Investment Restrictions

(9) Each fund will not knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable.

(10) Each fund will not make short sales of securities or maintain a short position, if, when added together, more than 25% of the value of the fund’s net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin. Short sales “against-the-box” are not subject to this limitation.

(11) Each fund will not pledge, hypothecate, mortgage or transfer (except as provided in restriction (7)) as security for indebtedness any securities held by the fund, except in an amount of not more than 10% of the value of the fund’s total assets and then only to secure borrowings permitted by restrictions (3) and

(12) For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets.

Comparison of, and Effect on, Fund Operating Expenses

The operating expenses of each Fund for the fiscal year ended December 31, 2025 (including pro forma expenses showing the effect of the Reorganization) are set forth below.

On a pro forma basis, the operating expense ratios of Series I, Series II and Series NAV shares of the Acquiring Fund to be received in the Reorganization are expected to be the same as or lower than the operating expense ratios of Series I, Series II and Series NAV shares of the corresponding Acquired Fund before and after expense waivers.

Expense information has been restated to reflect projected fees and expenses as of July 1, 2026, after giving effect to strategy changes approved at the March 23-26, 2026 Board Meeting, and reflected in the comparison of the Funds investment strategies above. The expense ratios and examples below do not reflect the fees and expenses of any variable contract that may use JHVIT as its underlying investment option. If such fees and expenses had been reflected, the expense ratios would be higher.

Annual Fund Operating Expenses1%

(expenses that you pay each year as a percentage of the value of your investment)

Fund/Share	Management fees	Distribution and service (Rule 12b-1) fees	Other expenses	Acquired fund fees and expenses[2]	Total annual fund operating expenses	Contractual expense reimbursement[3,4]	Total annual fund operating expenses after expense reimbursements
(1) Managed Volatility Conservative Portfolio (Acquired Fund)
Series I	0.37%	0.05%	0.05%	0.43%	0.90%	—	0.90%
Series II	0.37%	0.25%	0.05%	0.43%	1.10%	—	1.10%
Series NAV	0.37%	0.00%	0.05%	0.43%	0.85%	—	0.85%
(2) Lifestyle Conservative Portfolio (Acquiring Fund)
Series I	0.37%	0.05%	0.08%	0.43%	0.93%	(0.17)%	0.76%
Series II	0.37%	0.25%	0.08%	0.43%	1.13%	(0.17)%	0.96%
Series NAV	0.37%	0.00%	0.08%	0.43%	0.88%	(0.17)%	0.71%
(3) Lifestyle Conservative Portfolio (Acquiring Fund) (Pro forma combining (1) and (2))
Series I	0.37%	0.05%	0.05%	0.43%	0.90%	(0.14)%	0.76%
Series II	0.37%	0.25%	0.05%	0.43%	1.10%	(0.14)%	0.96%
Series NAV	0.37%	0.00%	0.05%	0.43%	0.85%	(0.14)%	0.71%

[1]	Expense information has been restated to reflect new underlying investment options and asset classes, effective as of July 1, 2026.
[2]	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
[3]

The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which “Other expenses” of the fund exceed 0.04% of the average daily net assets of the fund. “Other expenses” means all of the expenses of the fund, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, distribution and service (Rule 12b-1) fees, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2028 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[4]

The Advisor contractually agrees to waive its advisory fee for each Lifestyle Portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the Lifestyle Portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the Lifestyle Portfolios’ first $7.5 billion of average daily net assets and 0.49% of the Lifestyle Portfolios’ average daily net assets in excess of $7.5 billion. The expense limitation agreement expires on April 30, 2028 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Examples: The examples are intended to help you compare the costs of investing in the Acquired and Acquiring Fund. The examples assume that $10,000 is invested in the particular Fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that each Fund’s operating expenses remain the same. The expense examples do not reflect fees and expenses of any variable insurance contract that may use a Fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund/Share Class		One Year	Three Years	Five Years	Ten Years
(1) Managed Volatility Conservative Portfolio (Acquired Fund)	Series I	$92	$287	$498	$1,108
	Series II	$112	$350	$606	$1,340
	Series NAV	$87	$271	$471	$1,049
(2) Lifestyle Conservative Portfolio (Acquiring Fund)	Series I	$78	$279	$498	$1,127
	Series II	$98	$342	$606	$1,359
	Series NAV	$73	$264	$471	$1,069
(3) Lifestyle Conservative Portfolio (Acquiring Fund) (Pro forma combining (1) and (2))	Series I	$78	$273	$485	$1,095
	Series II	$98	$336	$593	$1,328
	Series NAV	$73	$257	$458	$1,036

Portfolio Turnover. The Acquired Fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.

The Acquiring Fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Distribution, Purchase and Redemption Procedures and Exchange Rights. The distribution, purchase and redemption procedures of each Fund, and the exchange rights of the corresponding classes of each Fund, are the same.

Comparison of Investment Risks

The Funds are exposed to various risks that could cause shareholders to lose money on their investments in the Funds. Because the Funds have similar investment objectives and principal investment strategies, as described above, they have similar risks. The principal risks of investing in the Funds are:

Principal Risks of Investing in the Funds of Funds

Applicable to Both Funds (listed in alphabetical order)

Affiliated insurance companies risk.  The advisor may be influenced by the benefits to its affiliated life insurance companies in managing the fund and overseeing its subadvisors. The John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund have a financial interest in preserving the value of the funds and reducing their volatility due to their obligations for these guaranteed benefits (the cost of providing these guaranteed benefits is related to several factors including the performance and volatility of the fund). To the extent the fund is successful in managing the volatility of returns and downside risk, the John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund will also benefit from a reduction in their potential investment risk which will reduce their costs of hedging this risk and may reduce their reserve and capital requirements. These financial benefits to the John Hancock insurance companies may be material. The fund and the fund’s investment advisor have adopted procedures that are intended to address these conflicts and ensure that the fund is managed in accordance with its disclosed investment objectives and strategies.

Commodity risk.  Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk.  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions.

ESG integration risk.  The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The manager may consider these ESG factors on all or a meaningful portion of the fund’s investments. Integration of ESG factors into the fund’s investment process does not preclude the fund from including companies with low ESG characteristics or excluding companies with high ESG characteristics in the fund’s investments. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria.

Exchange-traded fund (ETF) investment risk.  The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.

Exchange-traded notes (ETNs) risk.  An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fixed-income securities risk.  A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.

Fund of funds risk.  The fund’s ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds’ performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor’s ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk.  Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Inflation-protected securities risk.  Increases in real interest rates generally cause the price of inflation-protected debt securities to decrease.

Investment company securities risk. Fund shareholders indirectly bear their proportionate shares of the expenses of any investment company in which the fund invests. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

Liquidity risk. The extent (if at all) to which a security may be sold without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Target allocation risk.  The fund’s risk profile will change due to reallocation or rebalancing of portfolio assets.

Applicable only to the Acquired Fund

Asset allocation risk.  Although allocation among asset categories generally limits exposure to any one category, the management team may favor a category that performs poorly relative to the others.

Cash and cash equivalents risk.  Under certain market conditions, such as during a rising stock market, rising interest rate or rising credit spread markets, the use of cash and/or cash equivalents, including money market instruments, could have a negative effect on the fund’s ability to achieve its investment objective and may negatively impact the fund’s performance.

Cash collateral risk.  Subject to the requirements of Rule 18f-4, to the extent a fund maintains cash collateral required to cover its obligations, such collateral holdings may have the effect of reducing overall portfolio returns. In addition, because such collateral positions cannot be eliminated or reduced unless the corresponding derivative obligation is eliminated or reduced, a large derivative position may materially limit the subadvisor’s flexibility in managing the fund.

Hedging risk.  There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures as a result of the risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could cause the fund to underperform funds that do not use a risk management strategy.

High portfolio turnover risk.  Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Leveraging risk.  Using derivatives may result in a leveraged portfolio. Leveraging long exposures increases a fund’s losses when the value of its investments declines. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Master limited partnership (MLP) risk.  MLPs generally reflect the risks associated with their underlying assets and with pooled investment vehicles. MLPs with credit-related holdings are subject to interest-rate risk and risk of default.

Quantitative models may not produce the desired results.  In determining when to employ risk management techniques and/or reallocate exposure among equity, fixed-income and cash, the subadvisor uses quantitative models that use historical market data. However, future market conditions may not be consistent with historical periods, and the historical data may not, therefore, prove to be an accurate predictor of future volatility or losses. The model also may not measure or analyze such data effectively. Thus, the quantitative model may not produce the desired results and may not accurately forecast either future volatility or future large market declines, and this would affect the ability of a fund to be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.

Risk management strategies risk.  The purposes of the risk management strategies are to attempt to limit the fund’s total risk exposure during periods of high market volatility and reduce the fund’s losses during market declines; however, there is no assurance that these strategies will be successful. These risk management strategies could limit the upside participation of the fund in rising equity markets during periods of high volatility. In instances of equity market declines followed by rising equity markets and significant levels of market volatility, these risk management strategies may detract from fund performance and at times prevent the fund from fully recovering losses by limiting the levels of exposure to equity markets. Due to the use of historical data in the models used in the risk management strategy, there can be delays, especially during volatile markets, in fully implementing the strategy when markets are declining causing the fund to experience greater losses than if the strategy had been fully implemented. There can also be delays, especially during volatile markets, in removing hedges designed to limit losses during declining markets when markets are rising strongly causing the fund to not fully participate in the rising market. The application of risk management techniques can be complex, and misjudgments in implementation may result in under- or over-allocations to equity, fixed-income and/or cash and cash equivalent exposure causing the fund to underperform or experience losses. Also, futures contracts may be subject to exchange-imposed daily price fluctuation limits, and trading may be halted if a contract’s price moves above or below the limit on a given day. As a result, the fund may not be able to promptly liquidate unfavorable futures positions and could be required to hold such positions until the delivery date, regardless of changes in its value.

Since the characteristics of many securities change as markets change or time passes, the success of risk management techniques will be subject to the portfolio managers’ ability to execute the strategy. Moreover, risk management strategies may increase portfolio transaction costs, which could cause or increase losses or reduce gains. Any one or more of these factors may prevent the fund from achieving the intended risk management goals or could cause the fund to underperform or experience losses (some of which may be sudden) or volatility for any particular period.

Short positions risk.  In taking a short position, a fund seeks to profit from an anticipated decline in the value of a security or index of securities. If the security or index instead appreciates in value, the fund will incur losses by having to pay to close out its position at a higher price than the price it received to open that position. Unlike losses from declines in long positions in stocks or other securities (which may not exceed the original amount invested), the losses a fund may incur to close out a short position if the underlying security or index increases in value are potentially unlimited.

Short sales risk.  Short sales involve costs and risk. A fund must pay the lender interest on a security it borrows, and the fund will lose money if the price of the borrowed security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Swaps risk.  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Use of index futures risk.  While the use of index futures may involve a small investment of cash, the losses to a fund could exceed the amount invested, and in certain cases even the total value of the fund’s assets, due to the embedded leverage provided by the derivative. Index futures may also result in a loss to the fund if the counterparty to the transaction does not perform.

U.S. government agency obligations risk.  The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt securities that they issue are neither guaranteed nor issued by the U.S. government. Such debt securities are subject to the risk of default on the payment of interest and/or principal, similar to the debt securities of private issuers. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

Applicable only to the Acquiring Fund

Advance trade estimate risk.  The JHVIT Lifestyle Portfolio may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the JHVIT Lifestyle Portfolio’s subadvisor with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadvisor may, but is not required to, use the tool to adjust the JHVIT Lifestyle Portfolio’s portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the JHVIT Lifestyle Portfolio’s exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the JHVIT Lifestyle Portfolio will receive inflows that day (the “Trade Date”), the subadvisor could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the JHVIT Lifestyle Portfolio will experience outflows on Trade Date, the subadvisor could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

Allocation risk.  The fund is subject to risks related to conflicts of interest associated with the advisor’s ability to determine the fund’s strategic asset allocation among general investment categories, which are executed by multiple unaffiliated and/or affiliated subadvisors.

JHVIT Lifestyle Portfolio asset transfer risk.  The Lifestyle Conservative Portfolio (the “JHVIT Lifestyle Portfolio”) is offered in connection with specific guaranteed benefits under variable annuity contracts (the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the “John Hancock Issuers”). The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the JHVIT Lifestyle Portfolio and the Select Bond Trust through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers’ exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers’ process will depend on several factors including market movements. In general, the higher the equity component of a JHVIT Lifestyle Portfolio, the more likely that contract value will be reallocated from the JHVIT Lifestyle Portfolio to the Select Bond Trust when equity markets fall. These asset flows may negatively affect the performance of the JHVIT Lifestyle Portfolio and an underlying fund in which the JHVIT Lifestyle Portfolio invests by increasing the underlying fund’s transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle Portfolio bears its proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle Portfolio.

Principal Risks of Investing in the Underlying Funds

Applicable to Both Funds (listed in alphabetical order)

Convertible securities risk.  Convertible securities are subject to certain risks of both equity and debt securities. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk.  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. (Acquired Fund only: Growth company securities fluctuate more in price than other securities because of the greater emphasis on earnings expectations.) (Acquiring Fund only: Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.)

Exchange-traded fund (ETF) investment risk.  The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.

Fixed-income securities risk.  A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. (Acquiring Fund only: Depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.)

Hedging, derivatives, and other strategic transactions risk.  Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.

Index management risk.  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund’s operating expenses and transaction costs, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Inflation-protected securities risk.  Increases in real interest rates generally cause the price of inflation-protected debt securities to decrease.

Initial public offerings (IPOs) risk.  IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Loan participations risk.  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.

Lower-rated and high-yield fixed-income securities risk.  Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk.  Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Sector risk.  When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Applicable only to the Acquired Fund

U.S. government agency obligations risk.  The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt securities that they issue are neither guaranteed nor issued by the U.S. government. Such debt securities are subject to the risk of default on the payment of interest and/or principal, similar to the debt securities of private issuers. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

Applicable only to the Acquiring Fund

Non-diversified risk.  Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Short sales risk.  Short sales involve costs and risk. A fund must pay the lender interest on a security it borrows, and the fund will lose money if the price of the borrowed security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Investment Management Fees/Subadvisory Arrangements

Each Fund pays the Advisor a management fee for its services to the Fund. Both the Acquired Fund and the Acquiring Fund have the same management fee structure. The management fee has two components: a) a fee on net assets invested in affiliated funds (Affiliated funds assets) excluding 500 Index Trust, International Equity Index Trust and Total Bond Market Trust, and b) a fee on net assets not invested in affiliated funds (Other assets). The management fee paid on Affiliated funds assets is: a) 0.050% of the first $7.5 billion of aggregate net assets; and b) 0.040% of the excess over $7.5 billion in aggregate net assets. The advisory fee paid on Other assets is as follows: a) 0.500% of the first $7.5 billion of aggregate net assets; and b) 0.490% of the excess over $7.5 billion in aggregate net assets. Aggregate net assets are the net assets of the JHVIT Lifestyle Portfolios, JHVIT Managed Volatility Portfolios, JHF II Multimanager Lifestyle Portfolios and JHF II Lifestyle Blend Portfolios.

During the fiscal year ended December 31, 2025, the Acquired Fund paid an effective advisory fee of 0.09% and the Acquiring Fund paid an effective advisory fee of 0.00%.

Manulife serves as the subadvisor to both the Acquired Fund and the Acquiring Fund. For its services, Manulife receives a subadvisory fee. The subadvisory fee is paid by JHVTA and is not an additional charge to the Fund.

* *  *

A discussion of the basis of the Board’s approval of the continuation of the advisory and subadvisory agreements for the Acquiring Fund at the June 24-26, 2025 Board meeting is available in JHVIT’s Semiannual Report to Shareholders for the six-month period ended June  30, 2025.

Performance

The following information provides some indication of the risks of investing in the Funds by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad-based securities market index.

The calendar year total returns for each Fund represent the returns for that fund’s oldest share class.

The performance information below does not reflect fees and expenses of any variable insurance contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

The past performance of a fund is not necessarily an indication of how it will perform in the future.

Managed Volatility Conservative Portfolio

(Acquired Fund)

Calendar year total returns for Series I Shares through December 31, 2025 (%)

Best Quarter:   Q4 2023, 6.02%

Worst Quarter:   Q2 2022, -7.12%

Year-to-date total return: the Acquired Fund’s total return for the most recent calendar year quarter ended March 31, 2026, was -0.69%.

Lifestyle Conservative Portfolio

(Acquiring Fund)

Calendar year total returns for Series II Shares through December 31, 2025 (%)

Best Quarter:   Q2 2020, 8.06%

Worst Quarter:   Q2 2022, -7.54%

Year-to-date total return: the Acquiring Fund’s total return for the most recent calendar year quarter ended March 31, 2026, was -0.58%.

Average Annual Total Returns (%) — as of 12/31/2025

Managed Volatility Conservative Portfolio

(Acquired Fund)

	1 Year	5 Year	10 Year
Series I	8.84	0.95	3.09
Series II	8.63	0.76	2.89
Series NAV	8.91	1.00	3.14
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30	-0.36	2.01
Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)[1]	9.61	2.99	4.67
John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)	10.33	3.15	4.90
14% Russell 3000 Index/6% MSCI EAFE Index/80% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)	10.06	2.10	4.19

[1]

Prior to July 1, 2026, the fund’s additional benchmark is the 14% Russell 3000 Index/6% MSCI EAFE Index/80% Bloomberg U.S. Aggregate Bond Index. Effective July 1, 2026, the fund’s additional benchmark is the John Hancock Lifestyle Conservative Index. The John Hancock Lifestyle Conservative Index better reflects the universe of investment opportunities based on the fund’s investment strategy. The John Hancock Lifestyle Conservative Index comprises 11% of the S&P 500 Index, 5% of the MSCI World ex-USA Index, 3% of the Russell 2500 Index, 1% of the MSCI Emerging Markets Index, 6% of the ICE BofA U.S. High Yield Index, 6% of the JPMorgan EMBI Global Index, 6% of the Morningstar LSTA Leveraged Loan Index, 52% of the Bloomberg U.S. Aggregate Bond Index, and 10% of the Bloomberg 1-5 Year TIPS Index.

Lifestyle Conservative Portfolio

(Acquiring Fund)

	1 Year	5 Year	10 Year
Series I	10.05	1.97	4.16
Series II	9.82	1.77	3.95
Series NAV	10.07	2.02	4.20
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30	-0.36	2.01
Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)[1]	9.61	2.99	4.67
John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)	10.33	3.15	4.90
14% Russell 3000 Index/6% MSCI EAFE Index/80% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)	10.06	2.10	4.19

[1]

Prior to July 1, 2026, the fund’s additional benchmark is the 14% Russell 3000 Index/6% MSCI EAFE Index/80% Bloomberg U.S. Aggregate Bond Index. Effective July 1, 2026, the fund’s additional benchmark is the John Hancock Lifestyle Conservative Index. The John Hancock Lifestyle Conservative Index better reflects the universe of investment opportunities based on the fund’s investment strategy. The John Hancock Lifestyle Conservative Index comprises 11% of the S&P 500 Index, 5% of the MSCI

World ex-USA Index, 3% of the Russell 2500 Index, 1% of the MSCI Emerging Markets Index, 6% of the ICE BofA U.S. High Yield Index, 6% of the JPMorgan EMBI Global Index, 6% of the Morningstar LSTA Leveraged Loan Index, 52% of the Bloomberg U.S. Aggregate Bond Index, and 10% of the Bloomberg 1-5 Year TIPS Index.

* *  *

PROPOSAL 3

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE

REORGANIZATION OF MANAGED VOLATILITY GROWTH PORTFOLIO INTO

LIFESTYLE GROWTH PORTFOLIO

Shareholders of Managed Volatility Growth Portfolio (“Acquired Fund”) are being asked to approve the Plan providing for the Reorganization of the Acquired Fund into Lifestyle Growth

Portfolio (“Acquiring Fund”).

Comparison of Acquired and Acquiring Fund

Both the Acquired Fund and the Acquiring Fund have similar investment objectives and policies, as outlined in the chart below. The following is a summary of the similarities and differences between the funds’ investment policies. The Acquired Fund’s objective is to seek growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses. The Acquiring Fund’s investment objective is to seek long-term growth of capital. Current income is also a consideration. The Acquired Fund’s and the Acquiring Fund’s investment policies are similar in that both Funds invest primarily in underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities. The funds differ in that the Acquiring Fund may invest directly in equity and fixed income securities and the Acquired Fund utilizes a risk management strategy to attempt to manage the volatility of returns. The Reorganization is not expected to directly result in any change to the investment objective or principal investment policies of the Acquiring Fund.

SUMMARY COMPARISONS OF ACQUIRED FUND TO ACQUIRING FUND

Managed Volatility Growth Portfolio (Acquired Fund)	Lifestyle Growth Portfolio (Acquiring Fund)

Approximate Net Assets of Each Fund (as of December 31, 2025):

$5.241 billion	$5.183 billion

Investment Advisor:

John Hancock Variable Trust Advisers LLC

Investment Subadvisor:

Manulife Investment Management (US) LLC

Portfolio Managers:

Geoffrey Kelley, CFA. Senior Portfolio Manager, Global Head of Strategic Asset Allocation and Systematic Equity. Mr. Kelley has managed the Fund since 2020.	Geoffrey Kelley, CFA. Senior Portfolio Manager, Global Head of Strategic Asset Allocation and Systematic Equity. Mr. Kelley has managed the Fund since 2023.

Managed Volatility Growth Portfolio (Acquired Fund)	Lifestyle Growth Portfolio (Acquiring Fund)

Robert Sykes, CFA. Senior Portfolio Manager and Head of Asset Allocation. Mr. Sykes has managed the Fund since 2018.

Jeffrey Wu. Portfolio Manager and Senior Investment Analyst. Mr. Wu has managed the Fund since 2020.

David Kobuszewski, CFA. Portfolio Manager, Senior Investment Analyst. Mr. Kobuszewski has managed the Fund since 2023.

Robert Sykes, CFA. Senior Portfolio Manager and Head of Asset Allocation. Mr. Sykes has managed the Fund since 2018.

Investment Objectives:

To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	To seek long-term growth of capital. Current income is also a consideration.

Principal Investment Strategies:

The fund normally invests primarily in underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that invest primarily in fixed-income securities (“Fixed-Income Funds”). The Acquired Fund may also use certain risk management techniques to seek to manage the volatility of returns (i.e. standard deviation) and limit the magnitude of portfolio losses.

As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The Fund’s economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate, and during extreme market volatility, the fund’s economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the fund’s exposure to equity securities (either directly or through investment in

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 70% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets (the “Equity Allocation”) and approximately 30% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed-income markets (the “Fixed Income Allocation”). Underlying funds may include exchange traded funds (“ETFs”) and the fund may invest a significant portion of its assets in ETFs. At the discretion of the subadvisor, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities, including inflation-protected securities. The subadvisor may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its investment objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds and in futures contracts on equity or fixed-income markets. These allocations may be changed at any time by the subadvisor.

Managed Volatility Growth Portfolio (Acquired Fund)	Lifestyle Growth Portfolio (Acquiring Fund)

underlying funds or derivatives) to no more than 77% and normally will seek to reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund’s investment objective.

The fund seeks long term growth of capital while attempting to manage the volatility of returns and limit the magnitude of portfolio losses. The fund seeks to limit the volatility of returns to a range of 11% to 13% (as measured by annualized standard deviation of the fund’s returns). However, during periods of prolonged low market volatility the actual volatility experienced by the fund may fall below the range due to maximum limits on equity and fixed-income exposures.

Volatility is a measure of the magnitude of up and down fluctuations in the fund’s NAV over time as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk. The more a fund’s returns vary from the fund’s average return, the more volatile the fund and the higher the standard deviation. The purpose of managing the volatility of returns is to attempt to limit exposure to more volatile asset classes, including both equities and fixed-income asset classes, during periods of high volatility and protect the fund from losses during market declines. The Fund also seeks to limit the magnitude of portfolio losses in order to limit exposure during market declines. There can be no assurance that the risk management strategy will be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.

In seeking to manage the volatility of returns and limit the magnitude of portfolio losses, the Fund may employ certain risk management techniques using derivative instruments and may reallocate assets between the underlying Equity and Fixed-Income Funds. These derivatives may be used to increase or decrease the Fund’s net equity exposure and will typically consist of stock index futures, but may also include stock index options, options on stock index futures, and stock index swaps. The

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science, and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below-investment-grade debt securities with maturities that range from short to longer term. Below-investment-grade debt securities are also referred to as junk bonds. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds, mortgage backed securities, U.S. and foreign government issued securities, domestic and international (including emerging markets) securities, inflation-protected securities, and bank loans.

The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. The fund may use derivatives for hedging and nonhedging purposes including, without limitation, the following purposes:

•

To establish a position in the derivatives markets as a method of gaining exposure to a particular security or market;

•

To attempt to protect against possible changes in the market value of securities held or to be purchased by the fund or an underlying fund;

•

To manage the effective maturity or duration of the securities of the fund or an underlying fund; and

•

To facilitate the repatriation of foreign currency and the settlement of purchases of foreign securities.

Managed Volatility Growth Portfolio (Acquired Fund)	Lifestyle Growth Portfolio (Acquiring Fund)

Fund may also employ risk management techniques using derivatives that may increase or decrease the fund’s exposure to certain types of fixed-income securities. These instruments may include government bond futures, swaps, and credit default swaps. For more information about these derivative instruments in which the Fund may invest, please see the “Hedging And Other Strategic Transactions” risk section in the Statement of Additional Information. Fund assets employed for its risk management strategy include not only derivative instruments but also fixed-income instruments. Because equity and fixed-income derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the securities directly, the remainder of the assets used for the risk management strategy will be invested in a variety of fixed-income instruments. The Fund may be required to hold cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

The use of derivatives may be combined with asset allocation techniques. The timing and extent of these techniques will depend on several factors, including market movements. In general, when equity markets are more volatile or are declining, assets may be reallocated to Fixed-Income Funds, cash and/or cash equivalents, and short positions in equity derivative instruments. When equity markets rise, or if volatility is lower, assets may be reallocated to Equity Funds and stock index futures, options, and swaps. Similarly, if fixed-income markets are volatile or are declining, assets may be reallocated to Equity Funds, cash and cash equivalents, and short positions in fixed-income derivative instruments. Even in periods of low volatility, the subadvisor may continue to use risk management techniques to protect against sudden market movements, preserve gains after favorable market conditions, and reduce losses in adverse market conditions. Due to the leverage provided by derivatives, the notional value of the fund’s derivative positions could exceed 100% of the fund’s assets.

The fund may invest in other types of investments including exchange-traded notes (ETNs) as described under “Other Permitted Investments of the Fund of Funds.”

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process.

ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies.

The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics.

Managed Volatility Growth Portfolio (Acquired Fund)	Lifestyle Growth Portfolio (Acquiring Fund)

In determining when to employ risk management techniques and/or reallocate assets between Equity Funds and Fixed-Income Funds, the subadvisor may use quantitative models that use historical factors such as market movements, and historical changes in the NAV of the fund to make this determination.

The subadvisor selects the percentage level to be maintained in specific underlying Equity Funds and Fixed-Income Funds, and cash and cash equivalents and may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. From time to time, a significant portion of the fund’s underlying fixed income assets may be managed by an affiliated subadvisor. To maintain a target allocation in the underlying funds, daily cash flows for the fund may be directed to its underlying funds that most deviate from target.

The fund may invest in various Equity Funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities, science, and technology stocks. Each of these Equity Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in Fixed-Income Funds that as a group hold a wide range of fixed-income securities including investment grade and below-investment-grade debt securities with maturities that range from short to longer term. Below-investment-grade debt securities are also referred to as junk bonds. The Fixed-Income Funds collectively hold various types of debt instruments, such as corporate bonds, mortgage backed securities, U.S. and foreign government issued securities, domestic and international (including emerging markets) securities, inflation-protected

Managed Volatility Growth Portfolio (Acquired Fund)	Lifestyle Growth Portfolio (Acquiring Fund)

securities, and bank loans. Equity Funds and Fixed-Income Funds may include funds that employ a passive investment style (i.e., index funds and exchange-traded funds (ETFs)) and at times most of the fund’s assets may be invested in index funds.

The fund may also invest in the securities of other investment companies including ETFs and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, inflation-protected securities, closed-end funds, exchange-traded notes, and partnerships. See “Other Permitted Investments by the Funds of Funds.” The Fund may also engage in short selling. The Fund may engage in active and frequent trading of portfolio securities and other instruments to achieve its primary investment strategies.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Risk Management and Other Strategic Transactions. In addition to the risk management techniques described above, the fund is authorized to use other investment strategies referred to under “Hedging And Other Strategic Transactions” risk section including, without limitation, investing in foreign currency forward contracts, futures contracts including stock index and foreign currency futures, swaps including interest rate swaps, stock index swaps and credit default swaps and options including stock index options and options on stock index futures, among others.

The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics.

Temporary Defensive Investing:

During unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, or in carrying out changes to the fund’s subadvisor or investment process, a fund generally may invest all or a portion of its assets in cash and securities that are highly liquid, including: (a) high quality money market instruments, such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents; and (b) money market funds. In the case of funds investing extensively in foreign securities, these investments may be denominated in either U.S. dollars or foreign currencies and may include debt of foreign corporations, governments and supranational organizations. To the extent a fund is in a defensive position, its ability to achieve its investment objective will be limited.

Comparison of Investment Restrictions

As required by the 1940 Act, each Fund is subject to investment policies that can be changed only with shareholder approval. These policies are generally referred to as “fundamental investment restrictions.” In addition, each Fund is also subject to investment restrictions that are “non-fundamental,” i.e., restrictions that can be changed by Board action alone. The fundamental and non-fundamental restrictions of the Acquired Fund and Acquiring Fund are identical. The combined fund will continue to follow the fundamental and non-fundamental investment restrictions of the Acquiring Fund.

Fundamental Investment Restrictions

(1) Each fund may not concentrate, as that term is used in the 1940 Act, its investments in a particular industry in violation of the requirements of the 1940 Act, as amended, as interpreted or modified by the SEC from time to time.

(2) Each fund has elected to be treated a diversified investment company, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(3) Each fund may not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(4) Each fund may not engage in the business of underwriting securities issued by others, except to the extent that a fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(5) Each fund may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each fund reserves freedom of action to hold and to sell real estate acquired as a result of the fund’s ownership of securities.

Fundamental Investment Restrictions

(6) Each fund may not purchase or sell commodities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(7) Each fund may not make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(8) Each fund may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

For purposes of restriction No. 8, purchasing securities on a when-issued, forward commitment or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.

Non-Fundamental Investment Restrictions

(9) Each fund will not knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable.

(10) Each fund will not make short sales of securities or maintain a short position, if, when added together, more than 25% of the value of the fund’s net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin. Short sales “against-the-box” are not subject to this limitation.

(11) Each fund will not pledge, hypothecate, mortgage or transfer (except as provided in restriction (7)) as security for indebtedness any securities held by the fund, except in an amount of not more than 10% of the value of the fund’s total assets and then only to secure borrowings permitted by restrictions (3) and

(12) For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets.

Comparison of, and Effect on, Fund Operating Expenses

The operating expenses of each Fund for the fiscal year ended December 31, 2025 (including pro forma expenses showing the effect of the Reorganization) are set forth below.

On a pro forma basis, the operating expense ratios of Series I, Series II and Series NAV shares of the Acquiring Fund to be received in the Reorganization are expected to be the same as or lower than the operating expense ratios of Series I, Series II and Series NAV shares of the corresponding Acquired Fund before and after expense waivers.

Expense information has been restated to reflect projected fees and expenses as of July 1, 2026, after giving effect to strategy changes approved at the March 23-26, 2026 Board Meeting, and reflected in the comparison of the Funds investment strategies above. The expense ratios and examples below do not reflect the fees and expenses of any variable contract that may use JHVIT as its underlying investment option. If such fees and expenses had been reflected, the expense ratios would be higher.

Annual Fund Operating Expenses1%

(expenses that you pay each year as a percentage of the value of your investment)

Fund/Share	Management fees	Distribution and service (Rule 12b-1) fees	Other expenses	Acquired fund fees and expenses[2]	Total annual fund operating expenses	Contractual expense reimbursement[3,4]	Total annual fund operating expenses after expense reimbursements
(1) Managed Volatility Growth Portfolio (Acquired Fund)
Series I	0.30%	0.05%	0.03%	0.58%	0.96%	—	0.96%
Series II	0.30%	0.25%	0.03%	0.58%	1.16%	—	1.16%
Series NAV	0.30%	0.00%	0.03%	0.58%	0.91%	—	0.91%
(2) Lifestyle Growth Portfolio (Acquiring Fund)
Series I	0.30%	0.05%	0.03%	0.58%	0.96%	(0.15)%	0.81%
Series II	0.30%	0.25%	0.03%	0.58%	1.16%	(0.15)%	1.01%
Series NAV	0.30%	0.00%	0.03%	0.58%	0.91%	(0.15)%	0.76%
(3) Lifestyle Growth Portfolio (Acquiring Fund) (Pro forma combining (1) and (2))
Series I	0.30%	0.05%	0.03%	0.58%	0.96%	(0.15)%	0.81%
Series II	0.30%	0.25%	0.03%	0.58%	1.16%	(0.15)%	1.01%
Series NAV	0.30%	0.00%	0.03%	0.58%	0.91%	(0.15)%	0.76%

[1]	Expense information has been restated to reflect new underlying investment options and asset classes, effective as of July 1, 2026.
[2]	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
[3]

The Advisor contractually agrees to waive its advisory fee for each Lifestyle Portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the Lifestyle Portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the Lifestyle Portfolios’ first $7.5 billion of average daily net assets and 0.49% of the Lifestyle Portfolios’ average daily net assets in excess of $7.5 billion. The expense limitation agreement expires on April 30, 2028 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Examples: The examples are intended to help you compare the costs of investing in the Acquired and Acquiring Fund. The examples assume that $10,000 is invested in the particular Fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that each Fund’s operating expenses remain the same. The expense examples do not reflect fees and expenses of any variable insurance contract that may use a Fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund/Share Class		One Year	Three Years	Five Years	Ten Years
(1) Managed Volatility Growth Portfolio (Acquired Fund)	Series I	$98	$306	$531	$1,178
	Series II	$118	$368	$638	$1,409
	Series NAV	$93	$290	$504	$1,120
(2) Lifestyle Growth Portfolio (Acquiring Fund)	Series I	$83	$291	$516	$1,164
	Series II	$103	$354	$624	$1,396
	Series NAV	$78	$275	$489	$1,106
(3) Lifestyle Growth Portfolio (Acquiring Fund) (Pro forma combining (1) and (2))	Series I	$83	$291	$516	$1,164
	Series II	$103	$354	$624	$1,396
	Series NAV	$78	$275	$489	$1,106

Portfolio Turnover. The Acquired Fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

The Acquiring Fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Distribution, Purchase and Redemption Procedures and Exchange Rights. The distribution, purchase and redemption procedures of each Fund, and the exchange rights of the corresponding classes of each Fund, are the same.

Comparison of Investment Risks

The Funds are exposed to various risks that could cause shareholders to lose money on their investments in the Funds. Because the Funds have similar investment objectives and principal investment strategies, as described above, they have similar risks. The principal risks of investing in the Funds are:

Principal Risks of Investing in the Funds of Funds

Applicable to Both Funds (listed in alphabetical order)

Affiliated insurance companies risk. The advisor may be influenced by the benefits to its affiliated life insurance companies in managing the fund and overseeing its subadvisors. The John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund have a financial interest in preserving the value of the funds and reducing their volatility due to their obligations for these guaranteed benefits (the cost of providing these guaranteed benefits is related to several factors including the performance and volatility of the fund). To the extent the fund is successful in managing the volatility of returns and downside risk, the John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund will also benefit from a reduction in their potential investment risk which will reduce their costs of hedging this risk and may reduce their reserve and capital requirements. These financial benefits to the John Hancock insurance companies may be material. The fund and the fund’s investment advisor have adopted procedures that are intended to address these conflicts and ensure that the fund is managed in accordance with its disclosed investment objectives and strategies.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions.

ESG integration risk. The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The manager may consider these ESG factors on all or a meaningful portion of the fund’s investments. Integration of ESG factors into the fund’s investment process does not preclude the fund from including companies with low ESG characteristics or excluding companies with high ESG characteristics in the fund’s investments. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria.

Exchange-traded fund (ETF) investment risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.

Exchange-traded notes (ETNs) risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.

Fund of funds risk. The fund’s ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds’ performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor’s ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Inflation-protected securities risk. Increases in real interest rates generally cause the price of inflation-protected debt securities to decrease.

Investment company securities risk. Fund shareholders indirectly bear their proportionate shares of the expenses of any investment company in which the fund invests. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

Liquidity risk. The extent (if at all) to which a security may be sold without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Target allocation risk. The fund’s risk profile will change due to reallocation or rebalancing of portfolio assets.

Applicable only to the Acquired Fund

Asset allocation risk. Although allocation among asset categories generally limits exposure to any one category, the management team may favor a category that performs poorly relative to the others.

Cash and cash equivalents risk. Under certain market conditions, such as during a rising stock market, rising interest rate or rising credit spread markets, the use of cash and/or cash equivalents, including money market instruments, could have a negative effect on the fund’s ability to achieve its investment objective and may negatively impact the fund’s performance.

Cash collateral risk. Subject to the requirements of Rule 18f-4, to the extent a fund maintains cash collateral required to cover its obligations, such collateral holdings may have the effect of reducing overall portfolio returns. In addition, because such collateral positions cannot be eliminated or reduced unless the corresponding derivative obligation is eliminated or reduced, a large derivative position may materially limit the subadvisor’s flexibility in managing the fund.

Hedging risk. There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures as a result of the risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could cause the fund to underperform funds that do not use a risk management strategy.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Leveraging risk. Using derivatives may result in a leveraged portfolio. Leveraging long exposures increases a fund’s losses when the value of its investments declines. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Master limited partnership (MLP) risk. MLPs generally reflect the risks associated with their underlying assets and with pooled investment vehicles. MLPs with credit-related holdings are subject to interest-rate risk and risk of default.

Quantitative models may not produce the desired results. In determining when to employ risk management techniques and/or reallocate exposure among equity, fixed-income and cash, the subadvisor uses quantitative models that use historical market data. However, future market conditions may not be consistent with historical periods, and the historical data may not, therefore, prove to be an accurate predictor of future volatility or losses. The model also may not measure or analyze such data effectively. Thus, the quantitative model may not produce the desired results and may not accurately forecast either future volatility or future large market declines, and this would affect the ability of a fund to be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.

Risk management strategies risk. The purposes of the risk management strategies are to attempt to limit the fund’s total risk exposure during periods of high market volatility and reduce the fund’s losses during market declines; however, there is no assurance that these strategies will be successful. These risk management strategies could limit the upside participation of the fund in rising equity markets during periods of high volatility. In instances of equity market declines followed by rising equity markets and significant levels of market volatility, these risk management strategies may detract from fund performance and at times prevent the fund from fully recovering losses by limiting the levels of exposure to equity markets. Due to the use of historical data in the models used in the risk management strategy, there can be delays, especially during volatile markets, in fully implementing the strategy when markets are declining causing the fund to experience greater losses than if the strategy had been fully implemented. There can also be delays, especially during volatile markets, in removing hedges designed to limit losses during declining markets when markets are rising strongly causing the fund to not fully participate in the rising market. The application of risk management techniques can be complex, and misjudgments in implementation may result in under- or over-allocations to equity, fixed-income and/or cash and cash equivalent exposure causing the fund to underperform or experience losses. Also, futures contracts may be subject to exchange-imposed daily price fluctuation limits, and trading may be halted if a contract’s price moves above or below the limit on a given day. As a result, the fund may not be able to promptly liquidate unfavorable futures positions and could be required to hold such positions until the delivery date, regardless of changes in its value.

Since the characteristics of many securities change as markets change or time passes, the success of risk management techniques will be subject to the portfolio managers’ ability to execute the strategy. Moreover, risk management strategies may increase portfolio transaction costs, which could cause or increase losses or reduce gains. Any one or more of these factors may prevent the fund from achieving the intended risk management goals or could cause the fund to underperform or experience losses (some of which may be sudden) or volatility for any particular period.

Short positions risk. In taking a short position, a fund seeks to profit from an anticipated decline in the value of a security or index of securities. If the security or index instead appreciates in value, the fund will incur losses by having to pay to close out its position at a higher price than the price it received to open that position. Unlike losses from declines in long positions in stocks or other securities (which may not exceed the original amount invested), the losses a fund may incur to close out a short position if the underlying security or index increases in value are potentially unlimited.

Short sales risk. Short sales involve costs and risk. A fund must pay the lender interest on a security it borrows, and the fund will lose money if the price of the borrowed security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Swaps risk. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Use of index futures risk. While the use of index futures may involve a small investment of cash, the losses to a fund could exceed the amount invested, and in certain cases even the total value of the fund’s assets, due to the embedded leverage provided by the derivative. Index futures may also result in a loss to the fund if the counterparty to the transaction does not perform.

U.S. government agency obligations risk. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt securities that they issue are neither guaranteed nor issued by the U.S. government. Such debt securities are subject to the risk of default on the payment of interest and/or principal, similar to the debt securities of private issuers. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

Applicable only to the Acquiring Fund

Advance trade estimate risk. The JHVIT Lifestyle Portfolio may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the JHVIT Lifestyle Portfolio’s subadvisor with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadvisor may, but is not required to, use the tool to adjust the JHVIT Lifestyle Portfolio’s portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the JHVIT Lifestyle Portfolio’s exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the JHVIT Lifestyle Portfolio will receive inflows that day (the “Trade Date”), the subadvisor could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the JHVIT Lifestyle Portfolio will experience outflows on Trade Date, the subadvisor could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

Allocation risk. The fund is subject to risks related to conflicts of interest associated with the advisor’s ability to determine the fund’s strategic asset allocation among general investment categories, which are executed by multiple unaffiliated and/or affiliated subadvisors.

JHVIT Lifestyle Portfolio asset transfer risk. The Lifestyle Growth Portfolio (the “JHVIT Lifestyle Portfolio”) is offered in connection with specific guaranteed benefits under variable annuity contracts (the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the “John Hancock Issuers”). The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the JHVIT Lifestyle Portfolio and the Select Bond Trust through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers’ exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers’ process will depend on several factors including market movements. In general, the higher the equity component of a JHVIT Lifestyle Portfolio, the more likely that contract value will be reallocated from the

JHVIT Lifestyle Portfolio to the Select Bond Trust when equity markets fall. These asset flows may negatively affect the performance of the JHVIT Lifestyle Portfolio and an underlying fund in which the JHVIT Lifestyle Portfolio invests by increasing the underlying fund’s transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle Portfolio bears its proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle Portfolio.

Principal Risks of Investing in the Underlying Funds

Applicable to Both Funds (listed in alphabetical order)

Convertible securities risk. Convertible securities are subject to certain risks of both equity and debt securities. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. (Acquired Fund only: Growth company securities fluctuate more in price than other securities because of the greater emphasis on earnings expectations.) (Acquiring Fund only: Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.)

Exchange-traded fund (ETF) investment risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. (Acquiring Fund only: Depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.)

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund’s operating expenses and transaction costs, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Inflation-protected securities risk. Increases in real interest rates generally cause the price of inflation-protected debt securities to decrease.

Initial public offerings (IPOs) risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Applicable only to the Acquired Fund

U.S. government agency obligations risk. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt securities that they issue are neither guaranteed nor issued by the U.S. government. Such debt securities are subject to the risk of default on the payment of interest and/or principal, similar to the debt securities of private issuers. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

Applicable only to the Acquiring Fund

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Short sales risk. Short sales involve costs and risk. A fund must pay the lender interest on a security it borrows, and the fund will lose money if the price of the borrowed security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Investment Management Fees/Subadvisory Arrangements

Each Fund pays the Advisor a management fee for its services to the Fund. Both the Acquired Fund and the Acquiring Fund have the same management fee structure. The management fee has two components: a) a fee on net assets invested in affiliated funds (Affiliated funds assets) excluding 500 Index Trust, International Equity Index Trust and Total Bond Market Trust, and b) a fee on net assets not invested in affiliated funds (Other assets). The management fee paid on Affiliated funds assets is: a) 0.050% of the first $7.5 billion of aggregate net assets; and b) 0.040% of the excess over $7.5 billion in aggregate net assets. The advisory fee paid on Other assets is as follows: a) 0.500% of the first $7.5 billion of aggregate net assets; and b) 0.490% of the excess over $7.5 billion in aggregate net assets. Aggregate net assets are the net assets of the JHVIT Lifestyle Portfolios, JHVIT Managed Volatility Portfolios, JHF II Multimanager Lifestyle Portfolios and JHF II Lifestyle Blend Portfolios.

During the fiscal year ended December 31, 2025, the Acquired Fund paid an effective advisory fee of 0.09% and the Acquiring Fund paid an effective advisory fee of 0.04%.

Manulife serves as the subadvisor to both the Acquired Fund and the Acquiring Fund. For its services, Manulife receives a subadvisory fee. The subadvisory fee is paid by JHVTA and is not an additional charge to the Fund.

* *  *

A discussion of the basis of the Board’s approval of the continuation of the advisory and subadvisory agreements for the Acquiring Fund at the June 24-26, 2025 Board meeting is available in JHVIT’s Semiannual Report to Shareholders for the six-month period ended June 30, 2025.

Performance

The following information provides some indication of the risks of investing in the Funds by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad-based securities market index.

The calendar year total returns for each Fund represent the returns for that fund’s oldest share class.

The performance information below does not reflect fees and expenses of any variable insurance contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

The past performance of a fund is not necessarily an indication of how it will perform in the future.

Managed Volatility Growth Portfolio

(Acquired Fund)

Calendar year total returns for Series I Shares through December 31, 2025 (%)

Best Quarter:  Q4 2023, 10.31%

Worst Quarter: Q1 2020, -16.79%

Year-to-date total return: the Acquired Fund’s total return for the most recent calendar year quarter ended March 31, 2026, was -1.71%.

Lifestyle Growth Portfolio

(Acquiring Fund)

Calendar year total returns for Series II Shares through December 31, 2025 (%)

Best Quarter: Q2 2020, 14.93%

Worst Quarter: Q1 2020, -15.41%

Year-to-date total return: the Acquiring Fund’s total return for the most recent calendar year quarter ended March 31, 2026, was -1.51%.

Average Annual Total Returns (%) — as of 12/31/2025

Managed Volatility Growth Portfolio

(Acquired Fund)

	1 Year	5 Year	10 Year
Series I	10.82	6.26	6.22
Series II	10.57	6.05	6.02
Series NAV	10.89	6.32	6.28
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88	14.42	14.82
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	17.72	9.40	10.51
John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[1]	16.86	8.00	9.49
49% Russell 3000 Index/21% MSCI EAFE Index/30% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)	17.07	8.27	9.47

[1]

Prior to July 1, 2026, the fund’s additional benchmark is the 49% Russell 3000 Index/21% MSCI EAFE Index/30% Bloomberg U.S. Aggregate Bond Index. Effective July 1, 2026, the fund’s additional benchmark is the John Hancock Lifestyle Growth Index. The John Hancock Lifestyle Growth Index better reflects the universe of investment opportunities based on the fund’s investment strategy. As of March 26, 2026, the John Hancock Lifestyle Growth Index comprises 36% of the S&P 500 Index, 14% of the MSCI World ex-USA Index, 10% of the Russell 2500 Index, 6% of the MSCI Emerging Markets Index, 4% of the John Hancock Real Asset Blended Index, 2% of the ICE BofA U.S. High Yield Index, 2% of the JPMorgan EMBI Global Index, 2% of the Morningstar LSTA Leveraged Loan Index, 17% of the Bloomberg U.S. Aggregate Bond Index, 3% of the ICE BofA Long U.S. STRIPS Index, and 3% of the Bloomberg 1-5 Year TIPS Index.

Lifestyle Growth Portfolio

(Acquiring Fund)

	1 Year	5 Year	10 Year
Series I	16.72	7.79	8.90
Series II	16.51	7.58	8.69
Series NAV	16.84	7.86	8.96
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88	14.42	14.82
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	17.72	9.40	10.51
John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[1]	16.86	8.00	9.49
49% Russell 3000 Index/21% MSCI EAFE Index/30% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)	17.07	8.27	9.47

[1]

Prior to July 1, 2026, the fund’s additional benchmark is the 49% Russell 3000 Index/21% MSCI EAFE Index/30% Bloomberg U.S. Aggregate Bond Index. Effective July 1, 2026, the fund’s additional benchmark is the John Hancock Lifestyle Growth Index. The John Hancock Lifestyle Growth Index better reflects the universe of investment opportunities based on the fund’s investment strategy. As of March 26, 2026, the John Hancock Lifestyle Growth Index comprises 36% of the S&P 500 Index, 14% of the MSCI World ex-USA Index, 10% of the Russell 2500 Index, 6% of the MSCI Emerging Markets Index, 4% of the John Hancock Real Asset Blended Index, 2% of the ICE BofA U.S. High Yield Index, 2% of the JPMorgan EMBI Global Index, 2% of the Morningstar LSTA Leveraged Loan Index, 17% of the Bloomberg U.S. Aggregate Bond Index, 3% of the ICE BofA Long U.S. STRIPS Index, and 3% of the Bloomberg 1-5 Year TIPS Index.

* *  *

PROPOSAL 4

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE

REORGANIZATION OF MANAGED VOLATILITY MODERATE PORTFOLIO INTO

LIFESTYLE MODERATE PORTFOLIO

Shareholders of Managed Volatility Moderate Portfolio (“Acquired Fund”) are being asked to approve the Plan providing for the Reorganization of the Acquired Fund into Lifestyle Moderate Fund (“Acquiring Fund”).

Comparison of Acquired and Acquiring Fund

Both the Acquired Fund and the Acquiring Fund have similar investment objectives and policies, as outlined in the chart below. The following is a summary of the similarities and differences between the funds’ investment policies. The Acquired Fund’s objective is to seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses. The Acquiring Fund’s investment objective is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on income. The Acquired Fund’s and the Acquiring Fund’s investment policies are similar in that both Funds invest primarily in underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities. The funds differ in that the Acquiring Fund may invest directly in equity and fixed income securities and the Acquired Fund utilizes a risk management strategy to attempt to manage the volatility of returns. The Reorganization is not expected to directly result in any change to the investment objective or principal investment policies of the Acquiring Fund.

SUMMARY COMPARISONS OF ACQUIRED FUND TO ACQUIRING FUND

Managed Volatility Moderate Portfolio (Acquired Fund)	Lifestyle Moderate Portfolio (Acquiring Fund)

Approximate Net Assets of Each Fund (as of December 31, 2025):

$986 million	$270 million

Investment Advisor:

John Hancock Variable Trust Advisers LLC

Investment Subadvisor:

Manulife Investment Management (US) LLC

Portfolio Managers:

Geoffrey Kelley, CFA. Senior Portfolio Manager, Global Head of Strategic Asset Allocation and	Geoffrey Kelley, CFA. Senior Portfolio Manager, Global Head of Strategic Asset Allocation and

Systematic Equity. Mr. Kelley has managed the Fund since 2020.	Systematic Equity. Mr. Kelley has managed the Fund since 2023.

Managed Volatility Moderate Portfolio (Acquired Fund)	Lifestyle Moderate Portfolio (Acquiring Fund)

Robert Sykes, CFA. Senior Portfolio Manager and Head of Asset Allocation. Mr. Sykes has managed the Fund since 2018.

Jeffrey Wu. Portfolio Manager and Senior Investment Analyst. Mr. Wu has managed the Fund since 2020.

David Kobuszewski, CFA. Portfolio Manager, Senior Investment Analyst. Mr. Kobuszewski has managed the Fund since 2023.

Robert Sykes, CFA. Senior Portfolio Manager and Head of Asset Allocation. Mr. Sykes has managed the Fund since 2018.

Investment Objectives:

To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.

Principal Investment Strategies:

The fund normally invests primarily in underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that invest primarily in fixed-income securities (“Fixed-Income Funds”). The fund may also use certain risk management techniques to seek to manage the volatility of returns (i.e. standard deviation) and limit the magnitude of portfolio losses.

As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The fund’s economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate, and during extreme market volatility, the fund’s economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the fund’s exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 40% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets (the “Equity Allocation”) and approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed-income markets (the “Fixed Income Allocation”). Underlying funds may include exchange traded funds (“ETFs”) and the fund may invest a significant portion of its assets in ETFs. At the discretion of the subadvisor, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities, including inflation-protected securities. The subadvisor may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its investment objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds and in futures contracts on equity or fixed-income markets. These allocations may be changed at any time by the subadvisor.

Managed Volatility Moderate Portfolio (Acquired Fund)	Lifestyle Moderate Portfolio (Acquiring Fund)

44% and normally will seek to reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund’s investment objective.

The fund seeks long term growth of capital while attempting to manage the volatility of returns and limit the magnitude of portfolio losses. The fund seeks to limit the volatility of returns to a range of 7% to 9% (as measured by annualized standard deviation of the fund’s returns). However, during periods of prolonged low market volatility the actual volatility experienced by the fund may fall below the range due to maximum limits on equity and fixed-income exposures.

Volatility is a measure of the magnitude of up and down fluctuations in the fund’s NAV over time as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk. The more a fund’s returns vary from the fund’s average return, the more volatile the fund and the higher the standard deviation. The purpose of managing the volatility of returns is to attempt to limit exposure to more volatile asset classes, including both equities and fixed-income asset classes, during periods of high volatility and protect the fund from losses during market declines. The Fund also seeks to limit the magnitude of portfolio losses in order to limit exposure during market declines. There can be no assurance that the risk management strategy will be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.

In seeking to manage the volatility of returns and limit the magnitude of portfolio losses, the Fund may employ certain risk management techniques using derivative instruments and may reallocate assets between the underlying Equity and Fixed-Income Funds. These derivatives may be used to increase or decrease the Fund’s net equity exposure and will typically consist of stock index futures, but may also include stock index options, options on stock index futures, and stock index swaps. The fund may also employ risk management techniques

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science, and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below-investment-grade debt securities with maturities that range from short to longer term. Below-investment-grade debt securities are also referred to as junk bonds. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds, mortgage backed securities, U.S. and foreign government issued securities, domestic and international (including emerging markets) securities, inflation-protected securities, and bank loans.

The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. The fund may use derivatives for hedging and nonhedging purposes including, without limitation, the following purposes:

•

To establish a position in the derivatives markets as a method of gaining exposure to a particular security or market;

•

To attempt to protect against possible changes in the market value of securities held or to be purchased by the fund or an underlying fund;

•

To manage the effective maturity or duration of the securities of the fund or an underlying fund; and

Managed Volatility Moderate Portfolio (Acquired Fund)	Lifestyle Moderate Portfolio (Acquiring Fund)

using derivatives that may increase or decrease the fund’s exposure to certain types of fixed-income securities. These instruments may include government bond futures, swaps, and credit default swaps. For more information about these derivative instruments in which the Fund may invest, please see the “Hedging And Other Strategic Transactions” risk section in the Statement of Additional Information. Fund assets employed for its risk management strategy include not only derivative instruments but also fixed-income instruments. Because equity and fixed-income derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the securities directly, the remainder of the assets used for the risk management strategy will be invested in a variety of fixed-income instruments. The fund may be required to hold cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

The use of derivatives may be combined with asset allocation techniques. The timing and extent of these techniques will depend on several factors, including market movements. In general, when equity markets are more volatile or are declining, assets may be reallocated to Fixed-Income Funds, cash and/or cash equivalents, and short positions in equity derivative instruments. When equity markets rise, or if volatility is lower, assets may be reallocated to Equity Funds and stock index futures, options, and swaps. Similarly, if fixed-income markets are volatile or are declining, assets may be reallocated to Equity Funds, cash and cash equivalents, and short positions in fixed-income derivative instruments. Even in periods of low volatility, the subadvisor may continue to use risk management techniques to protect against sudden market movements, preserve gains after favorable market conditions, and reduce losses in adverse market conditions. Due to the leverage provided by derivatives, the notional value of the fund’s derivative positions could exceed 100% of the fund’s assets.

•

To facilitate the repatriation of foreign currency and the settlement of purchases of foreign securities.

The fund may invest in other types of investments including exchange-traded notes (ETNs) as described under “Other Permitted Investments of the Fund of Funds.”

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics.

Managed Volatility Moderate Portfolio (Acquired Fund)	Lifestyle Moderate Portfolio (Acquiring Fund)

In determining when to employ risk management techniques and/or reallocate assets between Equity Funds and Fixed-Income Funds, the subadvisor may use quantitative models that use historical factors such as market movements, and historical changes in the NAV of the fund to make this determination.

The subadvisor selects the percentage level to be maintained in specific underlying Equity Funds and Fixed-Income Funds, and cash and cash equivalents and may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. From time to time, a significant portion of the fund’s underlying fixed income assets may be managed by an affiliated subadvisor. To maintain a target allocation in the underlying funds, daily cash flows for the fund may be directed to its underlying funds that most deviate from target.

The fund may invest in various Equity Funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities, science, and technology stocks. Each of these Equity Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in Fixed-Income Funds that as a group hold a wide range of fixed-income securities including investment grade and below-investment-grade debt securities with maturities that range from short to longer term. Below-investment-grade debt securities are also referred to as junk bonds. The Fixed-Income Funds collectively hold various types of debt instruments, such as corporate bonds, mortgage backed securities, U.S. and foreign government issued securities, domestic and international (including emerging markets) securities, inflation-protected

Managed Volatility Moderate Portfolio (Acquired Fund)	Lifestyle Moderate Portfolio (Acquiring Fund)

securities, and bank loans. Equity Funds and Fixed-Income Funds may include funds that employ a passive investment style (i.e., index funds and exchange-traded funds (ETFs)) and at times most of the fund’s assets may be invested in index funds.

The fund may also invest in the securities of other investment companies including ETFs and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, inflation-protected securities, closed-end funds, exchange-traded notes, and partnerships. See “Other Permitted Investments by the Funds of Funds.” The Fund may also engage in short selling. The Fund may engage in active and frequent trading of portfolio securities and other instruments to achieve its primary investment strategies.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Risk Management and Other Strategic Transactions. In addition to the risk management techniques described above, the Fund is authorized to use other investment strategies referred to under “Hedging And Other Strategic Transactions” risk section including, without limitation, investing in foreign currency forward contracts, futures contracts including stock index and foreign currency futures, swaps including interest rate swaps, stock index swaps and credit default swaps and options including stock index options and options on stock index futures, among others.

The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics.

Managed Volatility Moderate Portfolio (Acquired Fund)	Lifestyle Moderate Portfolio (Acquiring Fund)
Temporary Defensive Investing:

During unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, or in carrying out changes to the fund’s subadvisor or investment process, a fund generally may invest all or a portion of its assets in cash and securities that are highly liquid, including: (a) high quality money market instruments, such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents; and (b) money market funds. In the case of funds investing extensively in foreign securities, these investments may be denominated in either U.S. dollars or foreign currencies and may include debt of foreign corporations, governments and supranational organizations. To the extent a fund is in a defensive position, its ability to achieve its investment objective will be limited.

Comparison of Investment Restrictions

As required by the 1940 Act, each Fund is subject to investment policies that can be changed only with shareholder approval. These policies are generally referred to as “fundamental investment restrictions.” In addition, each Fund is also subject to investment restrictions that are “non-fundamental,” i.e., restrictions that can be changed by Board action alone. The fundamental and non-fundamental restrictions of the Acquired Fund and Acquiring Fund are identical. The combined fund will continue to follow the fundamental and non-fundamental investment restrictions of the Acquiring Fund.

Fundamental Investment Restrictions

(1) Each fund may not concentrate, as that term is used in the 1940 Act, its investments in a particular industry in violation of the requirements of the 1940 Act, as amended, as interpreted or modified by the SEC from time to time.

(2) Each fund has elected to be treated a diversified investment company, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(3) Each fund may not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(4) Each fund may not engage in the business of underwriting securities issued by others, except to the extent that a fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(5) Each fund may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each fund reserves freedom of action to hold and to sell real estate acquired as a result of the fund’s ownership of securities.

(6) Each fund may not purchase or sell commodities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

Fundamental Investment Restrictions

(7) Each fund may not make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(8) Each fund may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

For purposes of restriction No. 8, purchasing securities on a when-issued, forward commitment or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.

Non-Fundamental Investment Restrictions

(9) Each fund will not knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable.

(10) Each fund will not make short sales of securities or maintain a short position, if, when added together, more than 25% of the value of the fund’s net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin. Short sales “against-the-box” are not subject to this limitation.

(11) Each fund will not pledge, hypothecate, mortgage or transfer (except as provided in restriction (7))as security for indebtedness any securities held by the fund, except in an amount of not more than 10% of the value of the fund’s total assets and then only to secure borrowings permitted by restrictions (3) and

(12) For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets.

Comparison of, and Effect on, Fund Operating Expenses

The operating expenses of each Fund for the fiscal year ended December 31, 2025 (including pro forma expenses showing the effect of the Reorganization) are set forth below.

On a pro forma basis, the operating expense ratios of Series I, Series II and Series NAV shares of the Acquiring Fund to be received in the Reorganization are expected to be the same as or lower than the operating expense ratios of Series I, Series II and Series NAV shares of the corresponding Acquired Fund before and after expense waivers.

Expense information has been restated to reflect projected fees and expenses as of July 1, 2026, after giving effect to strategy changes approved at the March 23-26, 2026 Board Meeting, and reflected in the comparison of the Funds investment strategies above. The expense ratios and examples below do not reflect the fees and expenses of any variable contract that may use JHVIT as its underlying investment option. If such fees and expenses had been reflected, the expense ratios would be higher.

Annual Fund Operating Expenses1%

(expenses that you pay each year as a percentage of the value of your investment)

Fund/Share	Management fees	Distribution and service (Rule 12b-1) fees	Other expenses	Acquired fund fees and expenses[2]	Total annual fund operating expenses	Contractual expense reimbursement[3,4]	Total annual fund operating expenses after expense reimbursements
(1) Managed Volatility Moderate Portfolio (Acquired Fund)
Series I	0.33%	0.05%	0.04%	0.50%	0.92%	—	0.92%
Series II	0.33%	0.25%	0.04%	0.50%	1.12%	—	1.12%
Series NAV	0.33%	0.00%	0.04%	0.50%	0.87%	—	0.87%
(2) Lifestyle Moderate Portfolio (Acquiring Fund)
Series I	0.33%	0.05%	0.06%	0.50%	0.94%	(0.16)%	0.78%
Series II	0.33%	0.25%	0.06%	0.50%	1.14%	(0.16)%	0.98%
Series NAV	0.33%	0.00%	0.06%	0.50%	0.89%	(0.16)%	0.73%
(3) Lifestyle Moderate Portfolio (Acquiring Fund) (Pro forma combining (1) and (2))
Series I	0.33%	0.05%	0.04%	0.50%	0.92%	(0.14)%	0.78%
Series II	0.33%	0.25%	0.04%	0.50%	1.12%	(0.14)%	0.98%
Series NAV	0.33%	0.00%	0.04%	0.50%	0.87%	(0.14)%	0.73%

[1]	Expense information has been restated to reflect new underlying investment options and asset classes, effective as of July 1, 2026.
[2]	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
[3]

The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which “Other expenses” of the fund exceed 0.04% of the average daily net assets of the fund. “Other expenses” means all of the expenses of the fund, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, distribution and service (Rule 12b-1) fees, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2028 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[4]

The Advisor contractually agrees to waive its advisory fee for each Lifestyle Portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the Lifestyle Portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the Lifestyle Portfolios’ first $7.5 billion of average daily net assets and 0.49% of the Lifestyle Portfolios’ average daily net assets in excess of $7.5 billion. The expense limitation agreement expires on April 30, 2028 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Examples: The examples are intended to help you compare the costs of investing in the Acquired and Acquiring Fund. The examples assume that $10,000 is invested in the particular Fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that each Fund’s operating expenses remain the same. The expense examples do not reflect fees and expenses of any variable insurance contract that may use a Fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund/Share Class		One Year	Three Years	Five Years	Ten Years
(1) Managed Volatility Moderate Portfolio (Acquired Fund)	Series I	$94	$293	$509	$1,131
	Series II	$114	$356	$617	$1,363
	Series NAV	$89	$278	$482	$1,073
(2) Lifestyle Moderate Portfolio (Acquiring Fund)	Series I	$80	$284	$504	$1,140
	Series II	$100	$346	$612	$1,372
	Series NAV	$75	$268	$477	$1,081
(3) Lifestyle Moderate Portfolio (Acquiring Fund) (Pro forma combining (1) and (2))	Series I	$80	$279	$496	$1,118
	Series II	$100	$342	$603	$1,351
	Series NAV	$75	$264	$468	$1,060

Portfolio Turnover. The Acquired Fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

The Acquiring Fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Distribution, Purchase and Redemption Procedures and Exchange Rights. The distribution, purchase and redemption procedures of each Fund, and the exchange rights of the corresponding classes of each Fund, are the same.

Comparison of Investment Risks

The Funds are exposed to various risks that could cause shareholders to lose money on their investments in the Funds. Because the Funds have similar investment objectives and principal investment strategies, as described above, they have similar risks. The principal risks of investing in the Funds are:

Principal Risks of Investing in the Funds of Funds

Applicable to Both Funds (listed in alphabetical order)

Affiliated insurance companies risk. The advisor may be influenced by the benefits to its affiliated life insurance companies in managing the fund and overseeing its subadvisors. The John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund have a financial interest in preserving the value of the funds and reducing their volatility due to their obligations for these guaranteed benefits (the cost of providing these guaranteed benefits is related to several factors including the performance and volatility of the fund). To the extent the fund is successful in managing the volatility of returns and downside risk, the John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund will also benefit from a reduction in their potential investment risk which will reduce their costs of hedging this risk and may reduce their reserve and capital requirements. These financial benefits to the John Hancock insurance companies may be material. The fund and the fund’s investment advisor have adopted procedures that are intended to address these conflicts and ensure that the fund is managed in accordance with its disclosed investment objectives and strategies.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions.

ESG integration risk. The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The manager may consider these ESG factors on all or a meaningful portion of the fund’s investments. Integration of ESG factors into the fund’s investment process does not preclude the fund from including companies with low ESG characteristics or excluding companies with high ESG characteristics in the fund’s investments. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria.

Exchange-traded fund (ETF) investment risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.

Exchange-traded notes (ETNs) risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.

Fund of funds risk. The fund’s ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds’ performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor’s ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Inflation-protected securities risk. Increases in real interest rates generally cause the price of inflation-protected debt securities to decrease.

Investment company securities risk. Fund shareholders indirectly bear their proportionate shares of the expenses of any investment company in which the fund invests. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

Liquidity risk. The extent (if at all) to which a security may be sold without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Target allocation risk. The fund’s risk profile will change due to reallocation or rebalancing of portfolio assets.

Applicable only to the Acquired Fund

Asset allocation risk. Although allocation among asset categories generally limits exposure to any one category, the management team may favor a category that performs poorly relative to the others.

Cash and cash equivalents risk. Under certain market conditions, such as during a rising stock market, rising interest rate or rising credit spread markets, the use of cash and/or cash equivalents, including money market instruments, could have a negative effect on the fund’s ability to achieve its investment objective and may negatively impact the fund’s performance.

Cash collateral risk. Subject to the requirements of Rule 18f-4, to the extent a fund maintains cash collateral required to cover its obligations, such collateral holdings may have the effect of reducing overall portfolio returns. In addition, because such collateral positions cannot be eliminated or reduced unless the corresponding derivative obligation is eliminated or reduced, a large derivative position may materially limit the subadvisor’s flexibility in managing the fund.

Hedging risk. There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures as a result of the risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could cause the fund to underperform funds that do not use a risk management strategy.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Leveraging risk. Using derivatives may result in a leveraged portfolio. Leveraging long exposures increases a fund’s losses when the value of its investments declines. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Master limited partnership (MLP) risk. MLPs generally reflect the risks associated with their underlying assets and with pooled investment vehicles. MLPs with credit-related holdings are subject to interest-rate risk and risk of default.

Quantitative models may not produce the desired results. In determining when to employ risk management techniques and/or reallocate exposure among equity, fixed-income and cash, the subadvisor uses quantitative models that use historical market data. However, future market conditions may not be consistent with historical periods, and the historical data may not, therefore, prove to be an accurate predictor of future volatility or losses. The model also may not measure or analyze such data effectively. Thus, the quantitative model may not produce the desired results and may not accurately forecast either future volatility or future large market declines, and this would affect the ability of a fund to be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.

Risk management strategies risk. The purposes of the risk management strategies are to attempt to limit the fund’s total risk exposure during periods of high market volatility and reduce the fund’s losses during market declines; however, there is no assurance that these strategies will be successful. These risk management strategies could limit the upside participation of the fund in rising equity markets during periods of high volatility. In instances of equity market declines followed by rising equity markets and significant levels of market volatility, these risk management strategies may detract from fund performance and at times prevent the fund from fully recovering losses by limiting the levels of exposure to equity markets. Due to the use of historical data in the models used in the risk management strategy, there can be delays, especially during volatile markets, in fully implementing the strategy when markets are declining causing the fund to experience greater losses than if the strategy had been fully implemented. There can also be delays, especially during volatile markets, in removing hedges designed to limit losses during declining markets when markets are rising strongly causing the fund to not fully participate in the rising market. The application of risk management techniques can be complex, and misjudgments in implementation may result in under- or over-allocations to equity, fixed-income and/or cash and cash equivalent exposure causing the fund to underperform or experience losses. Also, futures contracts may be subject to exchange-imposed daily price fluctuation limits, and trading may be halted if a contract’s price moves above or below the limit on a given day. As a result, the fund may not be able to promptly liquidate unfavorable futures positions and could be required to hold such positions until the delivery date, regardless of changes in its value.

Since the characteristics of many securities change as markets change or time passes, the success of risk management techniques will be subject to the portfolio managers’ ability to execute the strategy. Moreover, risk management strategies may increase portfolio transaction costs, which could cause or increase losses or reduce gains. Any one or more of these factors may prevent the fund from achieving the intended risk management goals or could cause the fund to underperform or experience losses (some of which may be sudden) or volatility for any particular period.

Short positions risk. In taking a short position, a fund seeks to profit from an anticipated decline in the value of a security or index of securities. If the security or index instead appreciates in value, the fund will incur losses by having to pay to close out its position at a higher price than the price it received to open that position. Unlike losses from declines in long positions in stocks or other securities (which may not exceed the original amount invested), the losses a fund may incur to close out a short position if the underlying security or index increases in value are potentially unlimited.

Short sales risk. Short sales involve costs and risk. A fund must pay the lender interest on a security it borrows, and the fund will lose money if the price of the borrowed security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Swaps risk. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Use of index futures risk. While the use of index futures may involve a small investment of cash, the losses to a fund could exceed the amount invested, and in certain cases even the total value of the fund’s assets, due to the embedded leverage provided by the derivative. Index futures may also result in a loss to the fund if the counterparty to the transaction does not perform.

U.S. government agency obligations risk. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt securities that they issue are neither guaranteed nor issued by the U.S. government. Such debt securities are subject to the risk of default on the payment of interest and/or principal, similar to the debt securities of private issuers. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

Applicable only to the Acquiring Fund

Advance trade estimate risk. The JHVIT Lifestyle Portfolio may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the JHVIT Lifestyle Portfolio’s subadvisor with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadvisor may, but is not required to, use the tool to adjust the JHVIT Lifestyle Portfolio’s portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the JHVIT Lifestyle Portfolio’s exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the JHVIT Lifestyle Portfolio will receive inflows that day (the “Trade Date”), the subadvisor could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the JHVIT Lifestyle Portfolio will experience outflows on Trade Date, the subadvisor could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

Allocation risk. The fund is subject to risks related to conflicts of interest associated with the advisor’s ability to determine the fund’s strategic asset allocation among general investment categories, which are executed by multiple unaffiliated and/or affiliated subadvisors.

JHVIT Lifestyle Portfolio asset transfer risk. The Lifestyle Moderate Portfolio (the “JHVIT Lifestyle Portfolio”) is offered in connection with specific guaranteed benefits under variable annuity contracts (the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the “John Hancock Issuers”). The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the JHVIT Lifestyle Portfolio and the Select Bond Trust through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers’ exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers’ process will depend on several factors including market movements. In general, the higher the equity component of a JHVIT Lifestyle Portfolio, the more likely that contract value will be reallocated from the JHVIT Lifestyle Portfolio to the Select Bond Trust when equity markets fall. These asset flows may negatively affect the performance of the JHVIT Lifestyle Portfolio and an underlying fund in which the JHVIT Lifestyle Portfolio invests by increasing the underlying fund’s transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle Portfolio bears its proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle Portfolio.

Principal Risks of Investing in the Underlying Funds

Applicable to Both Funds (listed in alphabetical order)

Convertible securities risk. Convertible securities are subject to certain risks of both equity and debt securities. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. (Acquired Fund only: Growth company securities fluctuate more in price than other securities because of the greater emphasis on earnings expectations.) (Acquiring Fund only: Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.)

Exchange-traded fund (ETF) investment risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. (Acquiring Fund only: Depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.)

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund’s operating expenses and transaction costs, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Inflation-protected securities risk. Increases in real interest rates generally cause the price of inflation-protected debt securities to decrease.

Initial public offerings (IPOs) risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Applicable only to the Acquired Fund

U.S. government agency obligations risk. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt securities that they issue are neither guaranteed nor issued by the U.S. government. Such debt securities are subject to the risk of default on the payment of interest and/or principal, similar to the debt securities of private issuers. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

Applicable only to the Acquiring Fund

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Short sales risk. Short sales involve costs and risk. A fund must pay the lender interest on a security it borrows, and the fund will lose money if the price of the borrowed security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Investment Management Fees/Subadvisory Arrangements

Each Fund pays the Advisor a management fee for its services to the Fund. Both the Acquired Fund and the Acquiring Fund have the same management fee structure. The management fee has two components: a) a fee on net assets invested in affiliated funds (Affiliated funds assets) excluding 500 Index Trust, International Equity Index Trust and Total Bond Market Trust, and b) a fee on net assets not invested in affiliated funds (Other assets). The management fee paid on Affiliated funds assets is: a) 0.050% of the first $7.5 billion of aggregate net assets; and b) 0.040% of the excess over $7.5 billion in aggregate net assets. The advisory fee paid on Other assets is as follows: a) 0.500% of the first $7.5 billion of aggregate net assets; and b) 0.490% of the excess over $7.5 billion in aggregate net assets. Aggregate net assets are the net assets of the JHVIT Lifestyle Portfolios, JHVIT Managed Volatility Portfolios, JHF II Multimanager Lifestyle Portfolios and JHF II Lifestyle Blend Portfolios.

During the fiscal year ended December 31, 2025, the Acquired Fund paid an effective advisory fee of 0.08% and the Acquiring Fund paid an effective advisory fee of 0.02%.

Manulife serves as the subadvisor to both the Acquired Fund and the Acquiring Fund. For its services, Manulife receives a subadvisory fee. The subadvisory fee is paid by JHVTA and is not an additional charge to the Fund.

*  *   *

A discussion of the basis of the Board’s approval of the continuation of the advisory and subadvisory agreements for the Acquiring Fund at the June 24-26, 2025 Board meeting is available in JHVIT’s Semiannual Report to Shareholders for the six-month period ended June 30, 2025.

Performance

The following information provides some indication of the risks of investing in the Funds by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad-based securities market index.

The calendar year total returns for each Fund represent the returns for that fund’s oldest share class.

The performance information below does not reflect fees and expenses of any variable insurance contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

The past performance of a fund is not necessarily an indication of how it will perform in the future.

Managed Volatility Moderate Portfolio

(Acquired Fund)

Calendar year total returns for Series I Shares through December 31, 2025 (%)

Best Quarter:	Q4 2023, 8.83%
Worst Quarter:	Q1 2020, -10.97%

Year-to-date total return: the Acquired Fund’s total return for the most recent calendar year quarter ended March 31, 2026, was -1.24%.

Lifestyle Moderate Portfolio

(Acquiring Fund)

Calendar year total returns for Series II Shares through December 31, 2025 (%)

Best Quarter:	Q2 2020, 10.81%
Worst Quarter:	Q2 2022, -9.58%

Year-to-date total return: the Acquiring Fund’s total return for the most recent calendar year quarter ended March 31, 2026, was -0.91%.

Average Annual Total Returns (%) — as of 12/31/2025

Managed Volatility Moderate Portfolio

(Acquired Fund)

	1 Year	5 Year	10 Year
Series I	9.25	3.73	5.06
Series II	9.06	3.53	4.85
Series NAV	9.34	3.78	5.11
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30	-0.36	2.01
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	12.35	5.00	6.53
John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[1]	12.87	4.57	6.62
28% Russell 3000 Index/12% MSCI EAFE Index/60% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)	12.84	4.56	6.33

[1]

Prior to July 1, 2026, the fund’s additional benchmark is the 28% Russell 3000 Index/12% MSCI EAFE Index/60% Bloomberg U.S. Aggregate Bond Index. Effective July 1, 2026, the fund’s additional benchmark is the John Hancock Lifestyle Moderate Index. The John Hancock Lifestyle Moderate Index better reflects the universe of investment opportunities based on the fund’s investment strategy. The John Hancock Lifestyle Moderate Index comprises 21% of the S&P 500 Index, 9% of the MSCI World ex-USA Index, 5% of the Russell 2500 Index, 3% of the MSCI Emerging Markets Index, 2% of the John Hancock Real Asset Blended Index, 5% of the ICE BofA U.S. High Yield Index, 5% of the JPMorgan EMBI Global Index, 5% of the Morningstar LSTA Leveraged Loan Index, 39% of the Bloomberg U.S. Aggregate Bond Index, 2% of the ICE BofA Long U.S. STRIPS Index, and 6% of the Bloomberg 1-5 Year TIPS Index.

Lifestyle Moderate Portfolio

(Acquiring Fund)

	1 Year	5 Year	10 Year
Series I	12.67	4.25	6.04
Series II	12.48	4.05	5.84
Series NAV	12.69	4.30	6.10
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30	-0.36	2.01
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	12.35	5.00	6.53
John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[1]	12.87	4.57	6.62
28% Russell 3000 Index/12% MSCI EAFE Index/60% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)	12.84	4.56	6.33

[1]

Prior to July 1, 2026, the fund’s additional benchmark is the 28% Russell 3000 Index/12% MSCI EAFE Index/60% Bloomberg U.S. Aggregate Bond Index. Effective July 1, 2026, the fund’s additional benchmark is the John Hancock Lifestyle Moderate Index. The John Hancock Lifestyle Moderate Index better reflects the universe of investment opportunities based on the fund’s investment strategy. The John

Hancock Lifestyle Moderate Index comprises 21% of the S&P 500 Index, 9% of the MSCI World ex-USA Index, 5% of the Russell 2500 Index, 3% of the MSCI Emerging Markets Index, 2% of the John Hancock Real Asset Blended Index, 5% of the ICE BofA U.S. High Yield Index, 5% of the JPMorgan EMBI Global Index, 5% of the Morningstar LSTA Leveraged Loan Index, 39% of the Bloomberg U.S. Aggregate Bond Index, 2% of the ICE BofA Long U.S. STRIPS Index, and 6% of the Bloomberg 1-5 Year TIPS Index.

*  *   *

INFORMATION ABOUT THE REORGANIZATIONS

Agreement and Plan of Reorganization

The following summary of the Plan is qualified in its entirety by reference to the form of the Plan attached to this Proxy Statement/Prospectus as Appendix A. The Plan provides, with respect to each Reorganization, that the Acquiring Fund will acquire all the assets, subject to all the liabilities, of the corresponding Acquired Fund in exchange for shares of the Acquiring Fund. Subject to the satisfaction of the conditions described below, such acquisition will take place as of the close of regularly scheduled trading on the NYSE on October 30, 2026 or on such later date as may be determined by JHVIT (the “Exchange Date”). The net asset value per share of each class of shares of each Acquired and Acquiring Fund will be determined by dividing the fund’s assets, less liabilities, attributable to that share class, by the total number of outstanding shares of that class. The assets of each Fund will be valued in accordance with the valuation practices of the Acquiring Fund.

The number of full and fractional shares of the Acquiring Fund received by a shareholder of the corresponding Acquired Fund will be equal in value to the value of that shareholder’s full and fractional shares of the Acquired Fund as of the close of regularly scheduled trading on the NYSE on the Exchange Date (the “Effective Time”). The Acquired Fund will liquidate and distribute pro rata to its shareholders of record as of the Effective Time the shares of the Acquiring Fund received by the Acquired Fund in the Reorganization.

In each Reorganization, holders of Series I, Series II, and Series NAV shares of the Acquired Fund will receive Series I, Series II, and Series NAV shares, respectively, of the corresponding Acquiring Fund.

The liquidation and distribution of the assets of the Acquired Fund will be accomplished by the establishment of accounts on the share records of the Acquiring Fund in the names of the shareholders of the Acquired Fund, each account representing the respective pro rata number of shares of the Acquiring Fund due the shareholder. After such distribution, JHVIT will take all necessary steps under Massachusetts law, JHVIT’s Agreement and Declaration of Trust (the “Declaration of Trust”), and any other applicable law to effect a complete dissolution of the Acquired Fund.

The consummation of the Reorganization is subject to the conditions set forth in the Plan, including that the affirmative vote of the holders of at least a Majority of the Outstanding Voting Securities (as defined under “Voting Procedures” below) of the Acquired Fund entitled to vote approve the Reorganization. With respect to the Reorganization, the Plan may be terminated and the Reorganization abandoned at any time prior to the Effective Time, before or after approval by the shareholders of the Acquired Fund, by JHVIT on behalf of either or both of the Acquired and Acquiring Fund if the Board or the officers of JHVIT determine that proceeding with the Reorganization is not in the best interests of either or both funds or their respective shareholders or contract owners. The Plan provides that JHVIT, on behalf of the Acquired or Acquiring Fund, may waive compliance with any of the covenants or conditions made therein for the benefit of that fund, except for certain conditions regarding the receipt of regulatory approvals.

The projected expenses of each Reorganization (consisting of legal, accounting, printing, and solicitation and proxy tabulation costs) are as follows:

Expenses borne by Acquired Fund	Expenses borne by Acquiring Fund	Total Expense of the Reorganization
Managed Volatility Balanced Portfolio: $0	Lifestyle Balanced Portfolio: $542,007[1] (amounting to five basis points and less than $0.01 per share)	$542,007
Managed Volatility Conservative Portfolio: $177,471 (amounting to three basis points and less than $0.01 per share)	Lifestyle Conservative Portfolio: $0	$177,471
Managed Volatility Growth Portfolio: $264,051 (amounting to zero basis points and less than $0.01 per share)	Lifestyle Growth Portfolio: $261,178 (amounting to zero basis points and less than $0.01 per share)	$525,229
Managed Volatility Moderate Portfolio: $158,368 (amounting to two basis points and less than $0.01 per share)	Lifestyle Moderate Portfolio: $43,383[2] (amounting to two basis points and less than $0.01 per share)	$201,751

[1]	Lifestyle Balanced Portfolio is subject to an expense reimbursement, as such, four basis points of the reorganization costs will be borne by the Advisor.
[2]	Lifestyle Moderate Portfolio is subject to an expense reimbursement agreement, as such, the reorganization costs will be borne by the Advisor.

If a Reorganization is not consummated, the expenses will be paid by JHVTA with respect to that Reorganization. Transaction costs are not anticipated to be material in amount and are estimated to not exceed $10,000, which is less than $0.01 per share.

If the Plan is not approved by the shareholders of an Acquired Fund or is not consummated for any other reason, the Board will consider other possible courses of action for such Acquired Fund.

On or about October 19, 2026, the manager of each Acquired Fund will stop implementing the managed volatility strategy and will begin to unwind its derivatives positions. As a result, from on or about October 19, 2026 through the closing date of the Reorganizations, the Acquired Funds will not have the downside protection that the managed volatility strategy is designed to provide. However, each Acquired Fund reserves the right not to proceed in this manner and may manage its portfolio in anticipation of its Reorganization in a different manner.

Reasons for the Reorganizations

The Board has unanimously approved each Reorganization and believes that each Reorganization will benefit shareholders of the applicable Acquired Fund. Each Reorganization is intended to result in a combined Fund that has the potential to achieve a more consistent long-term performance record and stronger prospects for growth and potential opportunities for economies of scale than would be the case for the applicable Acquired Fund.

On a pro forma basis, the operating expense ratios of Series I, Series II and Series NAV shares of the Acquiring Fund to be received in the Reorganization are expected to be the same as or lower than the operating expense ratios of Series I, Series II and Series NAV shares of the corresponding Acquired Fund before and after expense waivers.

Board Consideration of the Reorganizations

The Board, including the Independent Trustees, considered the Reorganizations at its in-person meeting held on March 23-26, 2026, and reviewed information and materials regarding the Reorganizations presented or prepared by, among others, the Advisor. In its review of the Reorganizations, the Board was assisted by legal counsel, and the Independent Trustees were also assisted by independent legal counsel. In reaching its decision at the March 23-26, 2026 meeting to recommend approval of each Reorganization, the Board concluded that the participation of each Acquired Fund in the applicable Reorganization is in the best interests of such Acquired Fund, as well as in the best interests of shareholders of and contract owners whose contract values are determined by investment in shares of the Acquired Fund, and that the interests of existing shareholders and contract owners will not be diluted as a result of such Reorganization.

In determining whether to approve each Reorganization and recommend its approval to shareholders of the applicable Acquired Fund, the Board inquired into a number of matters and considered, with respect to each Reorganization, the following factors, among others: (1) the compatibility of the investment objectives, policies and risks of the Acquired and Acquiring Funds; (2) the comparative historical performance of the Acquired and Acquiring Funds; (3) any advantages to shareholders of the Acquired Fund of investing in a larger post-Reorganization asset pool having the potential for greater diversification; (4) the prospects for growth, and for achieving economies of scale, of the combined Acquired and Acquiring Funds; (5) the expense ratios and available information regarding the fees and expenses of the Acquired and Acquiring Funds; (6) the investment experience, expertise and financial resources of, and the nature and quality of the services provided by the Advisor and the subadvisor of the Acquiring Fund; (7) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder or contract owner interests; (8) any direct and indirect costs to be incurred by the Acquired Funds as a result of the Reorganization; (9) any direct or indirect benefits to the Advisor or its affiliates to be realized as a result of the Reorganization; (10) the tax consequences of the Reorganization on variable contract owners; and (11) possible alternatives to the Reorganization, including liquidation of the Acquired Fund.

In addition to the factors set forth above, the Board also took into account the specific factors listed below with respect to the Acquired and Acquiring Funds in connection with its decision to recommend approval of the Reorganization on behalf of each Acquired Fund. With respect to performance information, the Board reviewed information as of December 31, 2025. With respect to the operating expenses, the Board reviewed information for the fiscal year ended December 31, 2025. Expense information was restated to reflect projected fees and expenses as of July 1, 2026, after giving effect to strategy changes also approved at the March 23-26, 2026 meeting.

Proposal 1 – Managed Volatility Balanced Portfolio (Acquired Fund) into Lifestyle Balanced Portfolio (Acquiring Fund)

First, a combined fund offers economies of scale that may lead to lower per-share fund expenses in the future. Each Fund incurs costs for legal, accounting, transfer agency services, insurance, and custodial and administrative services. Many of these resources and costs are duplicative.

Second, the Reorganization would permit the Acquired Fund’s shareholders to pursue a substantially similar investment objective in a potentially larger fund with substantially similar principal investment strategies. The greater asset size of the combined fund may allow the Acquiring Fund, relative to the Acquired Fund, to reduce per-share expenses by spreading fixed costs over a larger asset base.

Third, on a pro forma basis, the net operating expense ratios of each class of shares of the Acquiring Fund to be received in the Reorganization are estimated to be the same as or lower than the expense ratios for the corresponding class of shares of the Acquired Fund to be exchanged before and after expense waivers.

Fourth, the Acquiring Fund has outperformed the Acquired Fund for 1-year, 5-year and 10-year periods although it is understood that no assurances may be given that the combined Fund will achieve any particular level of performance after the Reorganization. Further, the Acquiring Fund will be the accounting survivor of the Reorganization. As such, the Acquiring Fund will continue to have the same performance history following the Reorganization as it had prior to the Reorganization.

Fifth, shareholders of the Acquired Fund will experience no change in shareholder services as a result of the Reorganization and the Advisor provides. Manulife is currently the subadvisor to the Acquiring Fund and is proposed to continue to serve as the subadvisor to the Acquiring Fund, following the Reorganization. Manulife is expected to continue to provide investment advisory services and personnel to the combined fund of at least the same quality as the services it currently provides to the Acquired Fund. The Acquiring Fund’s portfolio management team consists of: Geoffrey Kelley, David Kobuszewski, and Robert E. Skyes. The portfolio management team of the combined fund will be the same as the current portfolio management team of the Acquiring Fund.

Sixth, assuming certain conditions are satisfied, the Reorganization will not be a taxable event for contract owners whose contract values are determined by investment in shares of one of the funds.

The Board, including the Independent Trustees, also unanimously approved the Reorganization on behalf of the Acquiring Fund.

Proposal 2 – Managed Volatility Conservative Portfolio (Acquired Fund) into Lifestyle Conservative Portfolio (Acquiring Fund)

First, a combined fund offers economies of scale that may lead to lower per-share fund expenses in the future. Each Fund incurs costs for legal, accounting, transfer agency services, insurance, and custodial and administrative services. Many of these resources and costs are duplicative.

Second, the Reorganization would permit the Acquired Fund’s shareholders to pursue a substantially similar investment objective in a potentially larger fund with substantially similar principal investment strategies. The greater asset size of the combined fund may allow the Acquiring Fund, relative to the Acquired Fund, to reduce per-share expenses by spreading fixed costs over a larger asset base.

Third, on a pro forma basis, the net operating expense ratios of each class of shares of the Acquiring Fund to be received in the Reorganization are estimated to be the same as or lower than the expense ratios for the corresponding class of shares of the Acquired Fund to be exchanged before and after expense waivers.

Fourth, the Acquiring Fund has outperformed the Acquired Fund for 1-year, 5-year and 10-year periods although it is understood that no assurances may be given that the combined Fund will achieve any particular level of performance after the Reorganization. Further, the Acquiring Fund will be the accounting survivor of the Reorganization. As such, the Acquiring Fund will continue to have the same performance history following the Reorganization as it had prior to the Reorganization.

Fifth, shareholders of the Acquired Fund will experience no change in shareholder services as a result of the Reorganization and the Advisor provides. Manulife is currently the subadvisor to the Acquiring Fund and is proposed to continue to serve as the subadvisor to the Acquiring Fund, following the Reorganization. Manulife is expected to continue to provide investment advisory services and personnel to the combined fund of at least the same quality as the services it currently provides to the Acquired Fund. The Acquiring Fund’s portfolio management team consists of: Geoffrey Kelley, David Kobuszewski, and Robert E. Skyes. The portfolio management team of the combined fund will be the same as the current portfolio management team of the Acquiring Fund.

Sixth, assuming certain conditions are satisfied, the Reorganization will not be a taxable event for contract owners whose contract values are determined by investment in shares of one of the funds.

The Board, including the Independent Trustees, also unanimously approved the Reorganization on behalf of the Acquiring Fund.

Proposal 3 – Managed Volatility Growth Portfolio (Acquired Fund) into Lifestyle Growth Portfolio (Acquiring Fund)

First, a combined fund offers economies of scale that may lead to lower per-share fund expenses in the future. Each Fund incurs costs for legal, accounting, transfer agency services, insurance, and custodial and administrative services. Many of these resources and costs are duplicative.

Second, the Reorganization would permit the Acquired Fund’s shareholders to pursue a substantially similar investment objective in a potentially larger fund with substantially similar principal investment strategies. The greater asset size of the combined fund may allow the Acquiring Fund, relative to the Acquired Fund, to reduce per-share expenses by spreading fixed costs over a larger asset base.

Third, on a pro forma basis, the net operating expense ratios of each class of shares of the Acquiring Fund to be received in the Reorganization are estimated to be the same as or lower than the expense ratios for the corresponding class of shares of the Acquired Fund to be exchanged both before and after expense waivers.

Fourth, the Acquiring Fund has outperformed the Acquired Fund for the 1-year, 5-year and 10-year periods although it is understood that no assurances may be given that the combined Fund will achieve any particular level of performance after the Reorganization. Further, the Acquiring Fund will be the accounting survivor of the Reorganization. As such, the Acquiring Fund will continue to have the same performance history following the Reorganization as it had prior to the Reorganization.

Fifth, shareholders of the Acquired Fund will experience no change in shareholder services as a result of the Reorganization and the Advisor provides. Manulife is currently the subadvisor to the Acquiring Fund and is proposed to continue to serve as the subadvisor to the Acquiring Fund, following the Reorganization. Manulife is expected to continue to provide investment advisory services and personnel to the combined fund of at least the same quality as the services it currently provides to the Acquired Fund. The Acquiring Fund’s portfolio management team consists of: Geoffrey Kelley, David Kobuszewski, and Robert E. Skyes. The portfolio management team of the combined fund will be the same as the current portfolio management team of the Acquiring Fund.

Sixth, assuming certain conditions are satisfied, the Reorganization will not be a taxable event for contract owners whose contract values are determined by investment in shares of one of the funds.

The Board, including the Independent Trustees, also unanimously approved the Reorganization on behalf of the Acquiring Fund.

Proposal 4 – Managed Volatility Moderate Portfolio (Acquired Fund) into Lifestyle Moderate Portfolio (Acquiring Fund)

First, a combined fund offers economies of scale that may lead to lower per-share fund expenses in the future. Each Fund incurs costs for legal, accounting, transfer agency services, insurance, and custodial and administrative services. Many of these resources and costs are duplicative.

Second, the Reorganization would permit the Acquired Fund’s shareholders to pursue a substantially similar investment objective in a potentially larger fund with substantially similar principal investment strategies. The greater asset size of the combined fund may allow the Acquiring Fund, relative to the Acquired Fund, to reduce per-share expenses by spreading fixed costs over a larger asset base.

Third, on a pro forma basis, the net operating expense ratios of each class of shares of the Acquiring Fund to be received in the Reorganization are estimated to be the same as or lower than the expense ratios for the corresponding class of shares of the Acquired Fund to be exchanged both before and after expense waivers.

Fourth, the Acquiring Fund has outperformed the Acquired Fund for the 1-year, 5-year and 10-year periods although it is understood that no assurances may be given that the combined Fund will achieve any particular level of performance after the Reorganization. Further, the Acquiring Fund will be the accounting survivor of the Reorganization. As such, the Acquiring Fund will continue to have the same performance history following the Reorganization as it had prior to the Reorganization.

Fifth, shareholders of the Acquired Fund will experience no change in shareholder services as a result of the Reorganization and the Advisor provides. Manulife is currently the subadvisor to the Acquiring Fund and is proposed to continue to serve as the subadvisor to the Acquiring Fund, following the Reorganization. Manulife is expected to continue to provide investment advisory services and personnel to the combined fund of at least the same quality as the services it currently provides to the Acquired Fund. The Acquiring Fund’s portfolio management team consists of: Geoffrey Kelley, David Kobuszewski, and Robert E. Skyes. The portfolio management team of the combined fund will be the same as the current portfolio management team of the Acquiring Fund.

Sixth, assuming certain conditions are satisfied, the Reorganization will not be a taxable event for contract owners whose contract values are determined by investment in shares of one of the funds.

The Board, including the Independent Trustees, also unanimously approved the Reorganization on behalf of the Acquiring Fund.

Description of the Securities to Be Issued

JHVIT has an unlimited number of authorized shares of beneficial interest. These authorized shares may be divided into series and classes thereof. The Declaration of Trust authorizes the Board, without shareholder approval, to issue shares in different series, to create new series, to name the rights and preferences of the shareholders of each of the series, to approve mergers of series (to the extent consistent with applicable laws and regulations) and to designate a class of shares of a series as a separate series.

Each Acquired Fund and Acquiring Fund are separate series of JHVIT. The shares of JHVIT may be issued in four classes: Series I, Series II, Series III and Series NAV shares. Not all JHVIT funds have established or are currently authorized to offer all classes of shares, and additional classes may be offered in the future. Currently, each Acquired Fund has Series I, Series II, and Series NAV shares issued and outstanding and each Acquiring Fund also has Series I, Series II, and Series NAV shares issued and outstanding.

Each Acquiring Fund will issue Series I, Series II, and Series NAV shares in connection with the Reorganization. Each such share, when sold in the manner contemplated by the registration statement, will be legally issued. Series I, Series II, and Series NAV shares may not be converted into shares of any other class.

Series I, Series II, Series III and Series NAV shares of the Funds, as applicable, are the same except for differences in class expenses, including different Rule 12b-1 fees for Series I, Series II, and Series III.

JHVIT has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for Series I, Series II, and Series III shares of each fund, as applicable. Series NAV shares are not subject to Rule 12b-1 fees. Series I and Series II shares of Managed Volatility Growth Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Moderate Portfolio and Managed Volatility Conservative Portfolio are subject to Rule 12b-1 fees amounting to 0.15% and 0.35%, respectively, in each case as a percentage of the average daily net assets of the particular class. Series I and Series II shares of Lifestyle Growth Portfolio, Lifestyle Balanced Portfolio, Lifestyle Moderate Portfolio, and Lifestyle Conservative Portfolio are subject to Rule 12b-1 fees amounting to 0.15%, and 0.35%, respectively, in each case as a percentage of the average daily net assets of the particular class.

Federal Income Tax Consequences

As a condition to the consummation of each Reorganization, JHVIT will have received one or more opinions of K&L Gates LLP, dated on or before the Effective Time of such Reorganization, addressed to and in form and substance satisfactory to JHVIT that, assuming the variable contracts and the insurance companies issuing them are properly structured under the insurance company provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the Reorganization will not be a taxable event for contract owners whose contract values are determined by investment in shares of an Acquired Fund. For purposes of rendering its opinion, K&L Gates LLP may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, this Proxy Statement/Prospectus and related SAI, and on such other written representations as will have been verified as of the Effective Time of such Reorganization.

None of JHVIT, each Acquired Fund, or each Acquiring Fund has sought a tax ruling from the Internal Revenue Service (the “IRS”), but each is acting in reliance upon the opinions of counsel discussed in the previous paragraph. The opinions are not binding on the IRS and do not preclude the IRS from adopting a contrary position. Contract owners should consult their own tax advisors concerning the potential tax consequences, including state and local income taxes.

CAPITALIZATION

The following tables show as of December 31, 2025, with respect to each proposal: (1) the capitalization of the Acquired Fund; (2) the capitalization of the Acquiring Fund; and (3) the pro forma combined capitalization of the Acquiring Fund, showing the effect of the Reorganization. The information in Item (3) of each table shows pro rata capitalization information as if the Reorganization had occurred as of that date, adjusted to reflect the expenses of the Reorganization. The tables do not show the actual numbers of shares of the applicable Acquiring Fund to be issued in connection with the Reorganization, which will depend upon the net asset value and number of shares outstanding of the Acquired and Acquiring Fund at the time of the Reorganization.

Proposal 1 — Capitalization Table

Funds:		Net Assets ($)	Net Asset Value Per Share ($)	Shares Outstanding
(1) JHVIT Managed Volatility Balanced Portfolio (Acquired Fund)	- Series I	$320,466,425	10.91	29,363,085
	- Series II	$2,453,115,499	10.82	226,751,084
	- Series NAV	$1,103,296,023	10.96	100,695,450

	Total	$3,876,877,947		356,809,619

No changes in net assets and net asset values per share to reflect the estimated expenses of the Reorganization, and decreases in outstanding shares relative to net asset value upon the Reorganization	- Series I	$0	0.00	(6,005,474)
	- Series II	$0	0.00	(48,731,091)
	- Series NAV	$0	0.00	(20,104,068)

	Total	$0		(74,840,633)

(2) JHVIT Lifestyle Balanced Portfolio (Acquiring Fund)	- Series I	$36,093,417	13.73	2,629,399
	- Series II	$730,010,120	13.79	52,942,403
	- Series NAV	$232,694,132	13.70	16,984,006

	Total	$998,797,669		72,555,808

Reduction in net assets and net asset values per share to reflect the estimated expenses of the Reorganization, and increases in outstanding shares relative to net asset value upon the Reorganization	- Series I	($19,586)	(0.01)	23,357,611
	- Series II	($396,147)	(0.01)	178,019,993
	- Series NAV	($126,274)	(0.01)	80,591,382

	Total	($542,007)		281,968,986

(3) JHVIT Lifestyle Balanced Portfolio	- Series I	$356,540,256	13.72	25,987,010
	- Series II	$3,182,729,472	13.78	230,962,396
(Acquiring Fund) (Pro forma assuming combination of (1) and (2))	- Series NAV	$1,335,863,881	13.69	97,575,388

	Total	$4,875,133,609		354,524,794

Proposal 2 — Capitalization Table

Funds:		Net Assets ($)	Net Asset Value Per Share ($)	Shares Outstanding
(1) JHVIT Managed Volatility Conservative Portfolio (Acquired Fund)	- Series I	$71,543,166	$10.14	7,052,740
	- Series II	$345,251,388	$10.06	34,327,976
	- Series NAV	$50,255,766	$10.17	4,939,599

	Total	$467,050,320		46,320,315

Reduction in net assets and net asset values per share to reflect the estimated expenses of the Reorganization, and decreases in outstanding shares relative to net asset value upon the Reorganization	- Series I	($27,185)	$0.00	(1,058,106)
	- Series II	($131,190)	($0.01)	(5,495,879)
	- Series NAV	($19,096)	$0.00	(721,575)

	Total	($177,471)		(7,275,560)

(2) JHVIT Lifestyle Conservative Portfolio (Acquiring Fund)	- Series I	$12,803,115	$11.93	1,073,458
	- Series II	$129,259,614	$11.97	10,802,925
	- Series NAV	$7,294,592	$11.91	612,582

	Total	$149,357,321		12,488,965

No changes in net assets or net asset values per share to reflect the estimated expenses of the Reorganization, and increases in outstanding shares relative to net asset value upon the Reorganization	- Series I	$0	$0.00	5,994,634
	- Series II	$0	$0.00	28,832,097
	- Series NAV	$0	$0.00	4,218,024

	Total	$0		39,044,755

(3) JHVIT Lifestyle Conservative Portfolio	- Series I	$84,319,096	$11.93	7,068,092
	- Series II	$474,379,812	$11.97	39,635,022
(Acquiring Fund) (Pro forma assuming combination of (1) and (2))	- Series NAV	$57,531,262	$11.91	4,830,606

	Total	$616,230,170		51,533,720

Proposal 3 — Capitalization Table

Funds:		Net Assets ($)	Net Asset Value Per Share ($)	Shares Outstanding
(1) JHVIT Managed Volatility Growth Portfolio (Acquired Fund)	- Series I	$417,187,235	$11.73	35,559,330
	- Series II	$3,739,281,588	$11.68	320,101,979
	- Series NAV	$1,084,414,520	$11.76	92,229,250

	Total	$5,240,883,343		447,890,559

Reduction in net assets and no changes in net asset values per share to reflect the estimated expenses of the Reorganization, and decreases in outstanding shares relative to net asset value upon the Reorganization	- Series I	($21,019)	$0.00	(6,809,074)
	- Series II	($188,396)	$0.00	(63,296,128)
	- Series NAV	($54,636)	$0.00	(17,445,810)

	Total	($264,051)		(87,551,012)

(2) JHVIT Lifestyle Growth Portfolio (Acquiring Fund)	- Series I	$196,839,947	$14.51	13,561,158
	- Series II	$4,254,928,639	$14.56	292,230,489
	- Series NAV	$731,603,105	$14.50	50,462,612

	Total	$5,183,371,691		356,254,259

Reduction in net assets and no changes in net asset values per share to reflect the estimated expenses of the Reorganization, and increases in outstanding shares relative to net asset value upon the Reorganization	- Series I	($9,918)	$0.00	28,750,256
	- Series II	($214,396)	$0.00	256,805,851
	- Series NAV	($36,864)	$0.00	74,783,440

	Total	($261,178)		360,339,547

(3) JHVIT Lifestyle Growth Portfolio	- Series I	$613,996,245	$14.51	42,311,414
	- Series II	$7,993,807,435	$14.56	549,036,340
(Acquiring Fund) (Pro forma assuming combination of (1) and (2))	- Series NAV	$1,815,926,125	$14.50	125,246,052

	Total	$10,423,729,805		716,593,806

Proposal 4 — Capitalization Table

Funds:		Net Assets ($)	Net Asset Value Per Share ($)	Shares Outstanding
(1) JHVIT Managed Volatility Moderate Portfolio (Acquired Fund)	- Series I	$113,643,497	$10.51	10,813,937
	- Series II	$749,146,425	$10.41	71,946,173
	- Series NAV	$123,359,150	$10.52	11,723,095

	Total	$986,149,072		94,483,205

Reduction in net assets and no changes in net asset values per share to reflect the estimated expenses of the Reorganization, and decreases in outstanding shares relative to net asset value upon the Reorganization	- Series I	($18,250)	$0.00	(2,113,688)
	- Series II	($120,307)	$0.00	(14,855,768)
	- Series NAV	($19,811)	$0.00	(2,271,805)

	Total	($158,368)		(19,241,261)

(2) JHVIT Lifestyle Moderate Portfolio (Acquiring Fund)	- Series I	$11,935,101	$13.06	913,802
	- Series II	$207,008,330	$13.12	15,780,062
	- Series NAV	$51,280,459	$13.05	3,929,785

	Total	$270,223,890		20,623,649

Reduction in net assets and no changes in net asset values per share to reflect the estimated expenses of the Reorganization, and increases in outstanding shares relative to net asset value upon the Reorganization	- Series I	($1,916)	$0.00	8,700,249
	- Series II	($33,234)	$0.00	57,090,405
	- Series NAV	($8,233)	$0.00	9,451,290

	Total	($43,383)		75,241,944

(3) JHVIT Lifestyle Moderate Portfolio	- Series I	$125,558,432	$13.06	9,614,051
	- Series II	$956,001,214	$13.12	72,870,467
(Acquiring Fund) (Pro forma assuming combination of (1) and (2))	- Series NAV	$174,611,565	$13.05	13,381,075

	Total	$1,256,171,211		95,865,593

ADDITIONAL INFORMATION ABOUT THE FUNDS

The following table shows where in each Fund’s prospectus you can find additional information about the Fund. The headings are the same in each Fund’s prospectus.

Type of Information	Headings in the Prospectus

Investment objective and policies	• Fund Summary: Investment Objective; Principal Investment Strategies; Principal Risks • Principal Risks of Investing

Portfolio management	• Fund Summary: Portfolio Management • Management: Subadvisors and Portfolio Managers

Expenses	• Fund Summary: Fees and Expenses • Management: Additional information about fund expenses

Purchase of shares, Redemptions or sale of shares	• General Information: Purchase and redemption of shares

Dividends, distributions, and taxes	• Additional Information about the Funds: Taxes • General Information: Dividends

SHAREHOLDERS AND VOTING INFORMATION

Shareholders of JHVIT

JHVIT does not sell its shares directly to the public but generally only to insurance companies and their separate accounts as the underlying investment media for variable contracts issued by such companies, certain entities affiliated with the insurance companies and those funds of JHVIT that operate as funds of funds and invest in other JHVIT funds (the “Funds of Funds”). Only shares of a particular fund are entitled to vote on matters that affect only the interests of that fund.

As of the Record Date, shares of JHVIT were legally owned by John Hancock USA and John Hancock NY (collectively, the “Insurance Companies”) and the Funds of Funds.

The Insurance Companies hold shares principally in their separate accounts. They may also hold shares directly. An Insurance Company may legally own in the aggregate more than 25% of the shares of a fund. For purposes of the 1940 Act, any person who owns “beneficially” more than 25% of the outstanding shares of a fund is presumed to “control” the fund. Shares are generally deemed to be beneficially owned by a person who has the power to vote or dispose of the shares. An Insurance Company has no power to exercise any discretion in voting or disposing of any of the shares that it legally owns, except that it may have the power to dispose of shares that it holds directly. Consequently, an Insurance Company would be presumed to control a fund only if it holds directly for its own account, and has the power to dispose of, more than 25% of the shares of the fund.

John Hancock USA is a stock life insurance company existing under the laws of Michigan and having its principal address at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. John Hancock NY is a stock life insurance company organized under the laws of New York and having its principal address at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. Each Insurance Company is a wholly-owned subsidiary of The Manufacturers Life Insurance Company (“Manulife”), a Canadian stock life insurance company. The ultimate parent entity of the John Hancock Insurance Companies is MFC, the holding company of Manulife and its subsidiaries, collectively known as “Manulife Financial.” The principal offices of MFC are located at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

The number of votes eligible to be cast at the Meeting or outstanding with respect to each fund, the percentage ownership of the outstanding shares of each fund by each of the Insurance Companies and by the Funds of Funds, and other share ownership information, as of the Record Date, are set forth below under “Outstanding Shares and Share Ownership.”

Voting Procedures

Proxies from shareholders may be revoked at any time prior to the voting of the shares represented thereby by: (i) mailing written instructions addressed to the Secretary of JHVIT at 200 Berkeley Street, Boston, Massachusetts 02116; (ii) signing and returning a new proxy, in each case if received by JHVIT by the close of business on October 6, 2026; or (iii) attending the Meeting and voting shares. All valid proxies will be voted in accordance with specifications thereon, or in the absence of specifications, for approval of all applicable proposals. Instructions from contract owners may be revoked by: (i) mailing written instructions addressed to the Secretary of JHVIT at 200 Berkeley Street, Boston, Massachusetts 02116; or (ii) signing and returning a new voting instructions form, in each case if received by JHVIT by the close of business on October 6, 2026.

Quorum; Definition of a Majority of Outstanding Voting Securities. Shareholders of record at the close of business on the Record Date will be entitled to vote at the Meeting or any adjournment of the Meeting. The holders of 30% of the outstanding shares of JHVIT (or of a fund or class of shares of a fund, as applicable) at the close of business on that date present in person or by proxy will constitute a quorum for the Meeting. A Majority of the Outstanding Voting Securities (defined below) of JHVIT (or of a fund or class of shares of a fund, as applicable) is required to approve a proposal. As used in this Proxy Statement/Prospectus, the vote of a “Majority of the Outstanding Voting Securities” means the affirmative vote of the lesser of:

(1) 67% or more of the voting securities of a fund present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present in person or by proxy; or

(2) more than 50% of the outstanding voting securities of the fund.

Shareholders are entitled to one vote for each Series I, Series II, and Series NAV share held and fractional votes for fractional shares held. No shares have cumulative voting rights.

In the event the necessary quorum to transact business or the vote required to approve a proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting with respect to one or more proposals in accordance with applicable law to permit further solicitation of proxies. Any adjournment of the Meeting generally will require the affirmative vote of the holders of a majority of JHVIT’s shares cast at the Meeting, and any adjournment with respect to a proposal will require the affirmative vote of the holders of a majority of the shares entitled to vote on the proposal cast at the Meeting. The persons named as proxies will vote for or against any adjournment in their discretion. Because shares for which voting instructions are not timely received will nevertheless be voted in proportion to votes each of John Hancock USA and John Hancock NY receives, all shares will be voted at the meeting and thus the presence of a quorum is assured.

Abstentions. Abstentions are counted as shares eligible to vote at the Meeting in determining whether a quorum is present, but do not count as votes cast with respect to a proposal. Under the 1940 Act, the affirmative vote necessary to approve a matter under consideration may be determined with reference to a percentage of votes present at the Meeting, which would have the effect of treating abstentions as if they were votes against a proposal.

Cost of Preparation and Distribution of Proxy Materials.

The projected expenses of each Reorganization (consisting of legal, accounting, printing, and solicitation and proxy tabulation costs) are as follows:

Expenses borne by Acquired Fund	Expenses borne by Acquiring Fund	Total Expense of the Reorganization
Managed Volatility Balanced Portfolio: $0	Lifestyle Balanced Portfolio: $542,007[1] (amounting to five basis points and less than $0.01 per share)	$542,007
Managed Volatility Conservative Portfolio: $177,471 (amounting to three basis points and less than $0.01 per share)	Lifestyle Conservative Portfolio: $0	$177,471
Managed Volatility Growth Portfolio: $264,051 (amounting to zero basis points and less than $0.01 per share)	Lifestyle Growth Portfolio: $261,178 (amounting to zero basis points and less than $0.01 per share)	$525,229
Managed Volatility Moderate Portfolio: $158,368 (amounting to two basis points and less than $0.01 per share)	Lifestyle Moderate Portfolio: $43,383[2] (amounting to two basis points and less than $0.01 per share)	$201,751

[1]	Lifestyle Balanced Portfolio is subject to an expense reimbursement, as such, four basis points of the reorganization costs will be borne by the Advisor.
[2]	Lifestyle Moderate Portfolio is subject to an expense reimbursement agreement, as such, the reorganization costs will be borne by the Advisor.

In addition to the solicitation of proxies by the use of the mails, proxies may be solicited by officers and employees of JHVIT, the Advisor or its agents or affiliates, personally or by telephone. Brokerage houses, banks and other fiduciaries may be requested to forward soliciting materials to their principals and to obtain authorization for the execution of proxies.

Fund Voting. Shares of each respective Acquired Fund will vote in the aggregate, and not by class of shares, with respect to each proposal.

If the required shareholder approval is not obtained with respect to a proposal, such Acquired Fund will continue to operate indefinitely as a separate series of the Trust, or until the Board takes other action with respect to such Acquired Fund.

Solicitation of Proxies and Voting Instructions

JHVIT is soliciting proxies from the shareholders of each Acquired Fund, including the Insurance Companies, which have the right to vote upon matters that may be voted upon at a special shareholders’ meeting. The Insurance Companies will furnish this Proxy Statement/Prospectus to the owners of variable contracts participating in their separate accounts that are registered with the SEC under the 1940 Act (“Registered Accounts”) and that hold shares of the Acquired Funds to be voted at the Meeting and will solicit voting instructions from those contract owners.

Each Insurance Company will vote shares of the Acquired Fund held in its Registered Accounts: (i) for which timely voting instructions are received from contract owners, in accordance with such instructions; and (ii) for which no voting instructions are timely received, in the same proportion as the instructions received from contract owners participating in all its Registered Accounts. The Insurance Companies will vote all other shares of the Acquired Funds held by them in the same proportion as the voting instructions timely received by all the Insurance Companies from contract owners participating in all their Registered Accounts. The effect of proportional voting as described above is that a small number of contract owners can determine the outcome of the voting.

OUTSTANDING SHARES AND SHARE OWNERSHIP

Principal Holders. The following sets forth the principal holders of the shares of each fund. Principal holders are those who own of record or are known by JHVIT to own beneficially 5% or more of a series of a fund’s outstanding shares.

As of the Record Date, the number of votes eligible to be cast at the Meeting with respect to each class of shares of each Acquired Fund, and the percentage ownership thereof by John Hancock USA, John Hancock NY and collectively by the Funds of Funds are set forth below:

Acquired Funds

As of the Record Date, the number of votes eligible to be cast at the Meeting with respect to Series I, Series II, and Series NAV shares of each Acquired Fund, and the percentage ownership thereof by John Hancock USA and John Hancock NY, and collectively by the Funds of Funds are set forth below:

Percentage of Shares Held by
Acquired Fund	Share Class	Number of Outstanding Shares	Number of Eligible Votes	JH USA	JH NY	Funds of Funds*
Managed Volatility Balanced Portfolio	Series I
Series II
Series NAV
Percentage of Shares Held by
Acquired Fund	Share Class	Number of Outstanding Shares	Number of Eligible Votes	JH USA	JH NY	Funds of Funds*
Managed Volatility Conservative Portfolio	Series I
Series II
Series NAV
Percentage of Shares Held by
Acquired Fund	Share Class	Number of Outstanding Shares	Number of Eligible Votes	JH USA	JH NY	Funds of Funds*
Managed Volatility Growth Portfolio	Series I
Series II
Series NAV
Percentage of Shares Held by
Acquired Fund	Share Class	Number of Outstanding Shares	Number of Eligible Votes	JH USA	JH NY	Funds of Funds*
Managed Volatility Moderate Portfolio	Series I
Series II
Series NAV

*	Represents the aggregate percentage ownership of the Funds of Funds.

As of the Record Date, Trustees and officers of JHVIT, in the aggregate, beneficially owned less than 1% of the outstanding shares of any class of the Acquired Fund.

Acquiring Funds

As of the Record Date, the share of each class of each Acquiring Fund, and the percentage ownership thereof by John Hancock USA, John Hancock NY, and collectively by the Funds of Funds are set forth below:

Percentage of Shares Held by
Acquiring Fund	Share Class	Number of Outstanding Shares	JH USA	JH NY	Funds of Funds*
Lifestyle Balanced Portfolio	Series I
Series II
Series NAV
Percentage of Shares Held by
Acquiring Fund	Share Class	Number of Outstanding Shares	JH USA	JH NY	Funds of Funds*
Lifestyle Conservative Portfolio	Series I
Series II
Series NAV
Percentage of Shares Held by
Acquiring Fund	Share Class	Number of Outstanding Shares	JH USA	JH NY	Funds of Funds*
Lifestyle Growth Portfolio	Series I
Series II
Series NAV
Percentage of Shares Held by
Acquiring Fund	Share Class	Number of Outstanding Shares	JH USA	JH NY	Funds of Funds*
Lifestyle Moderate Portfolio	Series I
Series II
Series NAV

*	Represents the aggregate percentage ownership of the Funds of Funds.

As of the Record Date, Trustees and officers of JHVIT, in the aggregate, beneficially owned less than 1% of the outstanding shares of any class of any Acquiring Fund.

FINANCIAL STATEMENTS; EXPERTS

The financial statements of JHVIT included in its Annual Report to Shareholders for the fiscal year ended December 31, 2025 (File Nos. 2-94157; 811-04146) have been audited by PricewaterhouseCoopers LLP (“PwC”). These financial statements have been incorporated by reference into the SAI insofar as they relate to the Acquired and Acquiring Funds. The audited financial highlights of the Acquired and Acquiring Funds for the five years ended December 31, 2025 are included in Appendix B to this Proxy Statement/Prospectus.

The audited annual financial statements and financial highlights have been included in reliance on the reports of PwC, given on its authority as an expert in accounting and auditing.

JHVIT will furnish, without charge, copies of its Annual Report for the fiscal year ended December 31, 2026 to any shareholder or contract owner upon request. To obtain a report, please contact JHVIT by calling 1-800-344-1029 or by writing to JHVIT at 200 Berkeley Street, Boston, Massachusetts 02116, Attn.: Treasurer. JHVIT’s Annual Report for the fiscal year ended December 31, 2025 was filed with the SEC on March 5, 2026.

LEGAL MATTERS

Certain matters concerning the issuance of shares of the Acquiring Fund will be passed upon by Harsha Pulluru, Esq., Counsel, U.S. Operations Law Department, John Hancock. Certain tax consequences of the Reorganization will be passed upon by K&L Gates LLP, One Congress Street, Boston, Massachusetts 02111.

OTHER MATTERS

The Board does not know of any matters to be presented at the Meeting other than those mentioned in this Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted in accordance with the best judgment of the person or persons voting the proxies.

JHVIT is not required to hold annual meetings of shareholders and, therefore, it cannot be determined when the next meeting of shareholders will be held. Shareholder proposals to be presented at any future meeting of shareholders of JHVIT must be received by JHVIT a reasonable time before JHVIT’s solicitation of proxies for that meeting in order for such proposals to be considered for inclusion in the proxy materials related to that meeting.

BY ORDER OF THE BOARD OF TRUSTEES

[August ], 2026

Boston, Massachusetts

It is important that voting instructions be returned promptly. Therefore, shareholders who do not expect to attend the Meeting in person are urged to complete, sign and date the Voting Instructions Form and return it in the enclosed envelope.

Appendix A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Plan”) is made this [ ] day of October, 2026, among John Hancock Variable Insurance Trust (“JHVIT”), a Massachusetts business trust, on behalf of each “Acquired Fund” and “Acquiring Fund” listed below, each of which is a separate series or fund of JHVIT, and, solely with respect to Section 9, John Hancock Variable Trust Advisers LLC (formerly, John Hancock Investment Management Services, LLC) (“JHVTA”).

Acquired Fund	Corresponding Acquiring Fund
Managed Volatility Balanced Portfolio	Lifestyle Balanced Portfolio
Managed Volatility Conservative Portfolio	Lifestyle Conservative Portfolio
Managed Volatility Growth Portfolio	Lifestyle Growth Portfolio
Managed Volatility Moderate Portfolio	Lifestyle Moderate Portfolio

This Plan shall be deemed to be a separate agreement by JHVIT on behalf of each Acquired Fund and Acquiring Fund.

WHEREAS, JHVIT intends to provide for the reorganization (the “Reorganization”) of each Acquired Fund through the acquisition by the corresponding Acquiring Fund of all assets, known or unknown, fixed or contingent, subject to all of the liabilities, known or unknown, fixed or contingent, of the Acquired Fund in exchange for Series NAV, Series I and Series II voting shares of beneficial interest, par value $.01 per share, of the Acquiring Fund (the “Acquiring Fund Shares”), the liquidation of the Acquired Fund and the distribution to Acquired Fund shareholders of the Acquiring Fund Shares; and

WHEREAS, the Board of Trustees of JHVIT (the “Board”) has determined that the transfer of all or substantially all of the assets and all of the liabilities of each Acquired Fund to the corresponding Acquiring Fund is in the best interests of each such series, as well as the best interests of shareholders and owners of variable life and annuity contracts funded by shares of such series (“contract owners”), and that the interests of existing shareholders and contract owners will not be diluted as a result of the Reorganization;

NOW, THEREFORE, in consideration of the mutual promises herein contained, JHVIT on behalf of, respectively, each Acquired Fund and the corresponding Acquiring Fund, and JHVTA with respect to Section 9 of the Plan only, hereto agree as follows:

1. Transfer of Assets of the Acquired Fund in Exchange for Acquiring Fund Shares and Liquidation of the Acquired Fund

(a) Plan of Reorganization.

(i) JHVIT on behalf of the Acquired Fund, will convey, transfer and deliver to the Acquiring Fund all known or unknown, fixed or contingent assets of the Acquired Fund (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, cash, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and other assets). In consideration thereof, JHVIT on behalf of the Acquiring Fund will (A) assume and pay, all of the known or unknown, fixed or contingent obligations and liabilities of the Acquired Fund and (B) issue and deliver to the Acquired Fund that number of full and fractional Series NAV, Series I and Series II shares of beneficial interest of the Acquiring Fund as determined in Section 1(c) hereof. Any Series NAV, Series I and Series II shares of beneficial interest, par value $.01 per share, of the Acquired Fund (“Acquired Fund Shares”) held in the treasury of JHVIT at the Effective Time of the Reorganization (as defined in Section 1(b)(i) hereof) shall thereupon be retired. Such transactions shall take place on the date provided for in Section 1(b)(i) hereof (the “Exchange Date”). All computations for the Acquired Fund and the Acquiring Fund shall be performed by State Street Bank and Trust Company (“State Street” or the “Custodian”), as custodian and pricing agent for the Acquired Fund and the Acquiring Fund. The determination of State Street shall be conclusive and binding on all parties in interest.

(ii) As of the Effective Time of the Reorganization, the Acquired Fund will liquidate and distribute pro rata to its shareholders of record (“Acquired Fund shareholders”) as of the Effective Time of the Reorganization the Acquiring Fund Shares received by the Acquired Fund pursuant to Section 1(a)(i) in actual or constructive exchange for the shares of the Acquired Fund held by the Acquired Fund shareholders. The holders of Series NAV, Series I and Series II shares of the Acquired Fund will receive Series NAV, Series I and Series II shares of the Acquiring Fund, respectively. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders and representing the respective pro-rata number of the Acquiring Fund Shares due such shareholders. The Acquiring Fund will not issue certificates representing the Acquiring Fund Shares in connection with such exchange. The exchange of the Acquired Fund’s shares for the Acquiring Fund’s shares shall constitute a full cancellation of those shares and shall terminate any continuing rights of the holders of such Acquired Fund shares as such.

(iii) With respect to the Reorganization, as soon as practicable after the Effective Time of the Reorganization, JHVIT shall take all the necessary steps under Massachusetts law, JHVIT’s Agreement and Declaration of Trust (the “Declaration of Trust”) and any other applicable law to effect a complete dissolution of the Acquired Fund.

(b) Exchange Date and Effective Time of the Reorganization.

(i) Subject to the satisfaction of the conditions to the Reorganization specified in this Plan, the Reorganization shall occur as of the close of regularly scheduled trading on the New York Stock Exchange (the “NYSE”) (the “Effective Time of the Reorganization”) on the day (the “Exchange Date”) which is the later of: (A) the final adjournment of the meeting of the holders of Acquired Fund shares at which this Plan will be considered; (B) October 30, 2026; or (C) such later day as any one or more of the officers of JHVIT may determine.

(ii) All acts taking place on the Exchange Date shall be deemed to take place simultaneously as of the Effective Time of the Reorganization, unless otherwise provided.

(iii) In the event that on the proposed Exchange Date: (A) the NYSE shall be closed to trading or trading thereon shall be restricted; or (B) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate valuation of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Exchange Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

(iv) On the Exchange Date, portfolio securities of the Acquired Fund shall be transferred by the Custodian to the account of the Acquiring Fund duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.

(c) Valuation.

(i) The net asset value per share of Series NAV, Series I and Series II shares of the Acquiring Fund and the net value of the assets of the Acquired Fund to be transferred in exchange for such Series NAV, Series I and Series II shares shall be determined as of the Effective Time of the Reorganization. The net asset value per share of Series NAV, Series I and Series II shares of the Acquiring Fund shall be computed by the Custodian for the Acquiring Fund in the manner set forth in the Declaration of Trust or JHVIT’s By-laws (the “By-laws”) and then-current prospectus and statement of additional information and shall be computed to not less than two decimal places. The net value of the assets of the Acquired Fund to be transferred shall be computed by the Custodian of the Acquired Fund by calculating the value of the assets of the Acquired Fund and by subtracting therefrom the amount of the liabilities assigned and transferred to the Acquiring Fund, said assets and liabilities to be valued in the manner set forth in the Declaration of Trust or By-laws and then-current prospectus and statement of additional information.

(ii) The number of Series NAV, Series I and Series II shares of the Acquiring Fund to be issued (including fractional shares, if any) by the Acquiring Fund in exchange for the Acquired Fund’s assets shall be determined by dividing the net value of the assets of the Acquired Fund attributable to shares of each class to be transferred by the net asset value per share of the shares of the Acquiring Fund to be exchanged for each such class of shares of the Acquired Fund, in each case as determined in accordance with Section 1(c)(i).

(iii) All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Acquiring Fund or the Acquired Fund, as applicable.

2. Representations and Warranties of JHVIT on Behalf of the Acquiring Fund

JHVIT on behalf of the Acquiring Fund represents and warrants as follows:

(a) Organization, Existence, etc. JHVIT is a business trust that is duly organized, validly existing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquiring Fund is a validly existing series of shares of such business trust representing interests in a separate portfolio thereof under the laws of Massachusetts. Each of the Acquiring Fund and JHVIT has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company. JHVIT is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company; such registration has not been revoked or rescinded and is in full force and effect.

(c) Current Offering Documents. The current prospectus of JHVIT dated April 27, 2026, as supplemented, and the current statement of additional information of JHVIT dated April 27, 2026, as it relates to the Acquiring Fund, as supplemented, and as it may be further supplemented or amended, included in JHVIT’s registration statement on Form N-1A filed with the Securities and Exchange Commission (the “Commission”), comply in all material respects with the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the 1940 Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) Capitalization. JHVIT has an unlimited number of authorized shares of beneficial interest, par value $.01 per share. All of the outstanding shares of JHVIT have been duly authorized and are validly issued, fully paid and non-assessable (except as disclosed in JHVIT’s prospectus and recognizing that under Massachusetts law, shareholders of a series of JHVIT could, under certain circumstances, be held personally liable for the obligations of such series). All of the issued and outstanding shares of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

(e) Financial Statements. The financial statements of the Acquiring Fund for the fiscal year ended December 31, 2019, which have been audited by the independent registered public accounting firm retained by JHVIT, fairly present the financial position of the Acquiring Fund as of the date thereof and its results of operations and changes in net assets for each of the periods indicated in accordance with generally accepted accounting principles (“GAAP”).

(f) Shares to be Issued Upon Reorganization. The Acquiring Fund Shares to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable (except as disclosed in the Acquiring Fund’s prospectus and recognizing that under Massachusetts law, shareholders of a series of JHVIT could, under certain circumstances, be held personally liable for the obligations of such series).

(g) Authority Relative to this Plan. JHVIT, on behalf of the Acquiring Fund, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Board and no other proceedings by JHVIT other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. JHVIT is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, that would be violated by or that would prevent its execution and performance of this Plan in accordance with its terms.

(h) Liabilities. There are no known liabilities of the Acquiring Fund, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Fund’s Financial Statements and liabilities incurred in the ordinary course of business subsequent to December 31, 2019 or otherwise previously disclosed to the Acquiring Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Fund.

(i) No Material Adverse Change. Since December 31, 2025, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Fund, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

(j) Litigation. There are no claims, actions, suits or proceedings pending or, to the knowledge of JHVIT, threatened that, if adversely determined, would materially and adversely affect the Acquiring Fund’s assets or business or that would prevent or hinder consummation of the transactions contemplated hereby, there are no facts that would form the basis for the institution of administrative proceedings against the Acquiring Fund and, to the knowledge of JHVIT, there are no regulatory investigations of the Acquiring Fund, pending or threatened, other than routine inspections and audits.

(k) Contracts. No default exists under any material contract or other commitment on behalf of the Acquiring Fund to which JHVIT is subject.

(l) Taxes. All federal and other income tax returns of the Acquiring Fund required to be filed by JHVIT have been filed for all taxable years to and including December 31, 2025, and all taxes payable pursuant to such returns have been paid. To the knowledge of JHVIT, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the

Acquiring Fund have been paid so far as due. The Acquiring Fund currently is, at all times since its inception has been, and will continue to be up until and at the Exchange Date, in compliance with Section 817(h)(1) of the Internal Revenue Code of 1986, as amended (the “Code”), and Treas. Reg. Section 1.817-5, as if those provisions applied directly to the Acquiring Fund, relating to the diversification requirements for variable annuity, endowment and life insurance contracts. The Acquiring Fund’s shares are (and since its inception have been) held only by (a) insurance company “segregated asset accounts” within the meaning of Treas. Reg. Section 1.817-5(e) and (b) other purchasers of the kind specified in Treas. Reg. Section 1.817-5(f)(3) as from time to time in effect. The Acquiring Fund is, and at all times since its inception has been, qualified as a “regulated investment company” under subchapter M of the Code.

(m) No Approvals Required. Except for the effectiveness of the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Acquired Fund’s shareholders (referred to in Section 6(a) hereof), no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Acquiring Fund of the Reorganization, except such as have been obtained as of the date hereof.

3. Representations and Warranties of JHVIT on Behalf of the Acquired Fund

JHVIT on behalf of the Acquired Fund represents and warrants as follows:

(a) Organization, Existence, etc. JHVIT is a business trust that is duly organized, validly existing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquired Fund is a validly existing series of shares of such business trust representing interests in a separate portfolio thereof under the laws of Massachusetts. Each of the Acquired Fund and JHVIT has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company. JHVIT is registered under the 1940 Act as an open-end management investment company; such registration has not been revoked or rescinded and is in full force and effect.

(c) Current Offering Documents. The current prospectus of JHVIT dated April 27, 2026, as supplemented, and the current statement of additional information of JHVIT dated April 27, 2026, as it relates to the Acquired Fund, as supplemented, and as each may be further supplemented or amended, included in JHVIT’s registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act and the 1940 Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) Capitalization. JHVIT has an unlimited number of authorized shares of beneficial interest, par value $.01 per share. All of the outstanding shares of JHVIT have been duly authorized and are validly issued, fully paid and non-assessable (except as disclosed in JHVIT’s prospectus and recognizing that under Massachusetts law, shareholders of a series of JHVIT could, under certain circumstances, be held personally liable for the obligations of such series). All such shares of the Acquired Fund will, at the Effective Time of the Reorganization, be held by the shareholders of record of the Acquired Fund as set forth on the books and records of JHVIT in the amounts set forth therein, and as set forth in any list of shareholders of record provided to the Acquiring Fund for purposes of the Reorganization, and no such shareholders of record will have any preemptive rights to purchase any Acquired Fund shares, and the Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund shares (other than any existing dividend reinvestment plans of the Acquired Fund or as set forth in this Plan), nor are there outstanding any securities convertible by their terms into any shares of the Acquired Fund (except pursuant to any existing exchange privileges described in the current prospectus and statement of additional information of JHVIT). All of the Acquired Fund’s issued and outstanding shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

(e) Financial Statements. The financial statements of the Acquired Fund for the fiscal year ended December 31, 2025, which have been audited by the independent registered public accounting firm retained by JHVIT, fairly present the financial position of the Acquired Fund as of the date thereof and its results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

(f) Authority Relative to this Plan. JHVIT, on behalf of the Acquired Fund, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Board and no other proceedings by JHVIT other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. JHVIT is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, that would be violated by or that would prevent its execution and performance of this Plan in accordance with its terms.

(g) Liabilities. There are no known liabilities of the Acquired Fund, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquired Fund’s financial statements and liabilities incurred in the ordinary course of business subsequent to December 31, 2019 or otherwise previously disclosed to the Acquired Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquired Fund.

(h) No Material Adverse Change. Since June 30, 2020, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquired Fund, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

(i) Litigation. There are no claims, actions, suits or proceedings pending or, to the knowledge of JHVIT, threatened that, if adversely determined, would materially and adversely affect the Acquired Fund’s assets or business or that would prevent or hinder consummation of the transactions contemplated hereby, there are no facts that would form the basis for the institution of administrative proceedings against the Acquired Fund and, to the knowledge of JHVIT, there are no regulatory investigations of the Acquired Fund, pending or threatened, other than routine inspections and audits.

(j) Contracts. JHVIT is not subject to any contracts or other commitments on behalf of the Acquired Fund (other than this Plan) that will not be terminated with respect to the Acquired Fund without liability to JHVIT or the Acquired Fund as of or prior to the Effective Time of the Reorganization.

(k) Taxes. All federal and other income tax returns of the Acquired Fund required to be filed by JHVIT with respect to the Acquired Fund have been filed for all taxable years to and including December 31, 2019, and all taxes payable pursuant to such returns have been paid. To the knowledge of JHVIT, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Acquired Fund have been paid so far as due. The Acquired Fund currently is, at all times since its inception has been, and will continue to be up until and at the Exchange Date, in compliance with Section 817(h)(1) of the Code and Treas. Reg. Section 1.817-5, as if those provisions applied directly to the Acquired Fund, relating to the diversification requirements for variable annuity, endowment and life insurance contracts. The Acquired Fund’s shares are (and since its inception have been) held only by (a) insurance company “segregated asset accounts” within the meaning of Treas. Reg. Section 1.817-5(e) and (b) other purchasers of the kind specified in Treas. Reg. Section 1.817-5(f)(3) as from time to time in effect.

The Acquired Fund is, and at all times since its inception has been, qualified as a “regulated investment company” under subchapter M of the Code.

(l) No Approvals Required. Except for the effectiveness of the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Acquired Fund’s shareholders referred to in Section 6(a) hereof, no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Acquired Fund of the Reorganization, except such as have been obtained as of the date hereof.

4. Covenants of JHVIT on Behalf of the Acquiring Fund

JHVIT on behalf of the Acquiring Fund covenants to the following:

(a) Registration Statement. On behalf of the Acquiring Fund, JHVIT shall file with the Commission a Registration Statement on Form N-14 (the “Registration Statement”) under the Securities Act relating to the Acquiring Fund Shares issuable hereunder and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund’s shareholders referred to in Section 5(a) herein. At the time the Registration Statement becomes effective, the Registration Statement: (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the “Regulations”); and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Acquired Fund’s shareholders meeting referred to in Section 5(a) hereof, and at the Effective Time of the Reorganization, the proxy statement/prospectus (the “Prospectus”) and statement of additional information (the “SAI”) included therein, as amended or supplemented by any amendments or supplements filed by JHVIT, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(b) Cooperation in Effecting Reorganization. JHVIT on behalf of the Acquiring Fund agrees to use all reasonable efforts to effectuate the Reorganization, to continue in operation thereafter, and to obtain any necessary regulatory approvals for the Reorganization.

(c) Operations in the Ordinary Course. Except as otherwise contemplated by this Plan, and, in particular, any actions necessary as a result of the circumstances identified in Section 1(a)(ii) of this Plan, JHVIT with respect to the Acquiring Fund shall conduct its business in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

5. Covenants of JHVIT on Behalf of the Acquired Fund

JHVIT on behalf of the Acquired Fund covenants to the following:

(a) Meeting of the Acquired Fund’s Shareholders. JHVIT shall call and hold a meeting of the shareholders of the Acquired Fund for the purpose of acting upon this Plan and the transactions contemplated herein.

(b) Portfolio Securities. With respect to the assets to be transferred in accordance with Section 1(a), the Acquired Fund’s assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned, and any deferred or prepaid expenses shown as an asset on the Acquired Fund’s books. At least five (5) business days prior to the Exchange Date, the Acquired Fund will provide the

Acquiring Fund with a list of its assets and a list of its stated liabilities. The Acquired Fund shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Exchange Date but will not, without the prior approval of JHVIT, on behalf of the Acquiring Fund, acquire any additional securities other than securities that the Acquiring Fund is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that the Acquired Fund holds any investments that the Acquiring Fund would not be permitted to hold, the Acquired Fund will dispose of such securities prior to the Exchange Date to the extent practicable and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In addition, JHVIT will prepare and deliver, on the Exchange Date, immediately prior to the Effective Time of the Reorganization, a Statement of Assets and Liabilities of the Acquired Fund as of the Effective Time of the Reorganization and prepared in accordance with GAAP (the “Schedule”). All securities to be listed in the Schedule for the Acquired Fund as of the Effective Time of the Reorganization will be owned by the Acquired Fund free and clear of any liens, claims, charges, options and encumbrances, except as indicated in the Schedule, and, except as so indicated, none of such securities is or, after the Reorganization as contemplated hereby, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the Securities Act) and, except as so indicated, all such securities are or will be readily marketable.

(c) Registration Statement. In connection with the preparation of the Registration Statement, JHVIT on behalf of the Acquired Fund will furnish the information relating to the Acquired Fund required by the Securities Act and the Regulations to be set forth in the Registration Statement (including the Prospectus and SAI). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Acquired Fund: (i) will comply in all material respects with the provisions of the Securities Act and the Regulations; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Acquired Fund’s shareholders meeting referred to in Section 5(a) and at the Effective Time of the Reorganization, the Prospectus and SAI, as amended or supplemented by any amendments or supplements filed by JHVIT, insofar as they relate to the Acquired Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement, Prospectus or SAI made in reliance upon and in conformity with information furnished by JHVIT with respect to the Acquired Fund for use in the Registration Statement, Prospectus or SAI as provided in this Section 5(c).

(d) Cooperation in Effecting Reorganization. JHVIT on behalf of the Acquired Fund agrees to use all reasonable efforts to effectuate the Reorganization and to obtain any necessary regulatory approvals for the Reorganization.

(e) Operations in the Ordinary Course. Except as otherwise contemplated by this Plan, and, in particular, any actions necessary as a result of the circumstances identified in Section 1(a)(ii) of this Plan, JHVIT with respect to the Acquired Fund shall conduct its business in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

(f) Statement of Earnings and Profits. As promptly as practicable, but in any case within 60 days after the Exchange Date, JHVIT on behalf of the Acquired Fund shall prepare a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code (if any).

6. Conditions Precedent to Obligations of JHVIT on Behalf of the Acquired Fund

The obligations of JHVIT on behalf of the Acquired Fund with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a) Approval by the Acquired Fund’s Shareholders. This Plan and the transactions contemplated by the Reorganization shall have been approved by the requisite vote of the shares of the Acquired Fund entitled to vote on the matter (“Acquired Shareholder Approval”).

(b) Covenants, Warranties and Representations. With respect to the Acquiring Fund, JHVIT shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 2(i)) in the financial condition, results of operations, business, properties or assets of the Acquiring Fund since December 31, 2025.

(c) Regulatory Approval. The Registration Statement shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued and all other approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained (collectively, the “Regulatory Approvals”).

(d) Tax Opinions. JHVIT shall have received one or more opinions of K&L Gates LLP, dated on or before the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to JHVIT, that, assuming the variable contracts and the insurance companies issuing them are properly structured under the insurance company provisions of the Code, the Reorganization will not be a taxable event for contract owners whose contract values are determined by investment in shares of the Acquired Fund (the “Tax Opinions”). For purposes of rendering its opinion, K&L Gates LLP may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the Prospectus and SAI, and on such other written representations verified as of the Effective Time of the Reorganization.

7. Conditions Precedent to Obligations of JHVIT on Behalf of the Acquiring Fund

The obligations of JHVIT on behalf of the Acquiring Fund with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a) Approval by the Acquired Fund’s Shareholders. The Acquired Shareholder Approval shall have been obtained with respect to the Acquired Fund.

(b) Covenants, Warranties and Representations. With respect to the Acquired Fund, JHVIT shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 3(h)) in the financial condition, results of operations, business, properties or assets of the Acquired Fund since December 31, 2025.

(c) Portfolio Securities. All securities to be acquired by the Acquiring Fund in the Reorganization shall have been approved for acquisition by JHVTA (or, at its discretion, by a subadvisor for the Acquiring Fund) as consistent with the investment policies of the Acquiring Fund.

(d) Regulatory Approval. The Regulatory Approvals shall have been obtained.

(e) Distribution of Income and Gains. JHVIT on behalf of the Acquired Fund shall have distributed to the shareholders of the Acquired Fund all of the Acquired Fund’s investment company taxable income (without regard to the deductions for dividends paid) as defined in Section 852(b)(2) of the Code for its taxable year ending on the Exchange Date and all of its net capital gain as such term is used in Section 852(b)(3) of the Code, after reduction by any capital loss carry forward, for its taxable year ending on the Exchange Date.

(f) Tax Opinions. JHVIT shall have received the Tax Opinions.

(g) Financial Statements. The financial statements of JHVIT for the fiscal year ended December 31, 2019 shall have been audited by the independent registered public accounting firm retained by JHVIT. In addition, as of the Exchange Date and except as may be affected by the transactions contemplated by this Plan: (i) the representations and warranties of JHVIT on behalf of the Acquired Fund set forth in Sections 3(e) and (g) of this Plan are true and correct as to the financial statements referred to in the first sentence of this Section 7(g); and (ii) the representation and warranty set forth in the first sentence of Section 3(k) of this Plan are true and correct as to all taxable years to and including December 31, 2025.

8. Amendments; Terminations; No Survival of Covenants, Warranties and Representations

(a) Amendments. JHVIT may, by an instrument in writing authorized by the Board, amend this Plan at any time before or after approval hereof by the shareholders of the Acquired Fund, but after such approval, no amendment shall be made that substantially changes the terms hereof.

(b) Waivers. At any time prior to the Effective Time of the Reorganization, JHVIT, on behalf of either or both of the Acquired and Acquiring Funds, may by written instrument signed by it; (i) waive any inaccuracies in the representations and warranties made to it or such Fund or series contained herein; and (ii) waive compliance with any of the covenants or conditions made for its benefit or the benefit of such Fund or series contained herein, except that conditions set forth in Sections 6(c) and 7(d) may not be waived.

(c) Termination. This Plan may be terminated by JHVIT at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Acquired Fund, without liability on the part of any party hereto, its Trustees, officers or shareholders, in the event that either the Board or one or more of the officers of JHVIT determine that proceeding with this Plan is not in the best interests of the shareholders or contract owners of either or both of the Acquired and Acquiring Funds, or for any other reason.

(d) Unless JHVIT shall otherwise determine by written instrument, this Plan shall terminate without liability as of the close of business on October 30, 2027 if the Effective Time of the Reorganization is not on or prior to such date.

(e) Survival. No representations, warranties or covenants in or pursuant to this Plan, except for the provisions of Section 5(f) and Section 9 of this Plan, shall survive the Reorganization.

9. Expenses

In the case of the Reorganization of the Lifestyle Aggressive Portfolio, the expenses of the Reorganization will be borne by JHVTA. In the case of the Reorganization of the Managed Volatility Aggressive Portfolio, JHVTA will pay one half of the expenses of the Reorganization and the Managed Volatility Aggressive Portfolio will also pay one half of the expenses of the Reorganization. If a Reorganization is not consummated, the expenses of the Reorganization will be paid by JHVTA. Such expenses include, without limitation: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Plan; (ii) expenses associated with the preparation and filing of the Registration Statement (other than registration fees payable to the Commission in respect of the registration of the Acquiring Fund shares registered thereby, which shall be payable by the Acquiring Fund); (iii) fees and expenses of preparing and filing such forms as are necessary under any applicable state securities laws in connection with the Reorganization; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees; and (viii) solicitation costs relating to the Reorganization.

10. Reliance

All covenants and agreements made under this Plan shall be deemed to have been material and relied upon by the Acquired Fund, the Acquiring Fund and JHVIT notwithstanding any investigation made by such party or on its behalf.

11. Headings; Counterparts; Governing Law; Assignment

(a) The section and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

(b) This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

(c) This Plan shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

(d) This Plan shall bind and inure to the benefit of JHVIT, the Acquired Fund and the Acquiring Fund and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

(e) The name “John Hancock Variable Insurance Trust” is the designation of the Trustees under an Agreement and Declaration of Trust dated January 22, 2016, as amended, and all persons dealing with JHVIT must look solely to JHVIT’s property for the enforcement of any claims against JHVIT, as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of JHVIT. No series of JHVIT shall be liable for claims against any other series of JHVIT.

IN WITNESS WHEREOF, the undersigned have executed this Plan as of the date first above written.

JOHN HANCOCK VARIABLE INSURANCE TRUST,
on behalf of the Acquired Fund

By:
Name:	Kristie Feinberg
Title:	President

JOHN HANCOCK VARIABLE INSURANCE TRUST,
on behalf of the Acquiring Fund

By:
Name:	Fernando Silva
Title:	Chief Financial Officer

For purposes of Section 9 only:

JOHN HANCOCK VARIABLE TRUST ADVISERS LLC

By:
Name:	Jay Aronowitz
Title:	Chief Investment Officer

Appendix B

FINANCIAL HIGHLIGHTS OF THE FUNDS

The financial highlights for the Acquired Funds and Acquiring Funds are intended to help investors understand the financial performance of each Fund for the past five years ended December 31, 2025. Certain information reflects financial results for a single share of a fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in the particular fund (assuming reinvestment of all dividends and distributions). The financial statements of JHVIT included in its Annual Report to Shareholders for the fiscal year ended December 31, 2025 (File Nos. 2-94157 and 811-04146) have been audited by PricewaterhouseCoopers LLP. These financial statements have been incorporated by reference into the SAI insofar as they relate to the Acquired Funds and Acquiring Funds. Copies of the Annual Report are available on request as described above.

The performance information included in the “Financial Highlights” does not reflect fees and expenses of any variable insurance contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

Lifestyle Balanced Portfolio

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net realized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reduc- tions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2025	13.06	0.37	[3]	1.47	1.84	(0.40)	(0.77)	—	(1.17)	13.73	14.10	0.13	[4]	0.12	[4]	2.72	[3]	36	12
12-31-2024	12.65	0.31	[3]	0.77	1.08	(0.31)	(0.36)	—	(0.67)	13.06	8.52	0.13	[4]	0.12	[4]	2.35	[3]	37	13
12-31-2023	12.55	0.31	[3]	1.28	1.59	(0.29)	(1.20)	—	(1.49)	12.65	13.74	0.13	[4]	0.13	[4]	2.39	[3]	38	9
12-31-2022	16.79	0.31	[3]	(2.95)	(2.64)	(0.30)	(1.30)	—	(1.60)	12.55	(15.45)	0.12	[4]	0.12	[4]	2.11	[3]	32	15
12-31-2021	16.40	0.37	[3]	1.17	1.54	(0.37)	(0.78)	—	(1.15)	16.79	9.44	0.12	[4]	0.11	[4]	2.18	[3]	42	10
Series II
12-31-2025	13.10	0.35	[3]	1.45	1.80	(0.34)	(0.77)	—	(1.11)	13.79	13.81	0.33	[4]	0.32	[4]	2.53	[3]	730	12
12-31-2024	12.68	0.29	[3]	0.77	1.06	(0.28)	(0.36)	—	(0.64)	13.10	8.37	0.33	[4]	0.32	[4]	2.16	[3]	735	13
12-31-2023	12.58	0.27	[3]	1.29	1.56	(0.26)	(1.20)	—	(1.46)	12.68	13.50	0.33	[4]	0.33	[4]	2.06	[3]	772	9
12-31-2022	16.82	0.27	[3]	(2.94)	(2.67)	(0.27)	(1.30)	—	(1.57)	12.58	(15.60)	0.32	[4]	0.32	[4]	1.87	[3]	730	15
12-31-2021	16.43	0.34	[3]	1.17	1.51	(0.34)	(0.78)	—	(1.12)	16.82	9.21	0.32	[4]	0.31	[4]	1.98	[3]	997	10
Series NAV
12-31-2025	13.05	0.40	[3]	1.43	1.83	(0.41)	(0.77)	—	(1.18)	13.70	14.06	0.08	[4]	0.07	[4]	2.94	[3]	233	12
12-31-2024	12.63	0.32	[3]	0.78	1.10	(0.32)	(0.36)	—	(0.68)	13.05	8.67	0.08	[4]	0.07	[4]	2.41	[3]	205	13
12-31-2023	12.54	0.31	[3]	1.28	1.59	(0.30)	(1.20)	—	(1.50)	12.63	13.72	0.08	[4]	0.08	[4]	2.38	[3]	156	9
12-31-2022	16.77	0.32	[3]	(2.94)	(2.62)	(0.31)	(1.30)	—	(1.61)	12.54	(15.36)	0.07	[4]	0.07	[4]	2.21	[3]	137	15
12-31-2021	16.38	0.40	[3]	1.15	1.55	(0.38)	(0.78)	—	(1.16)	16.77	9.51	0.07	[4]	0.06	[4]	2.33	[3]	161	10

1	Based on average daily shares outstanding.
2	Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
3	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.

Lifestyle Conservative Portfolio

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net realized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)2	Expenses before reductions (%)		Expenses including reduc- tions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2025	11.26	0.40	[3]	0.73	1.13	(0.44)	(0.02)	—	(0.46)	11.93	10.05	0.17	[4]	0.13	[4]	3.42	[3]	13	11
12-31-2024	11.15	0.34	[3]	0.15	0.49	(0.36)	(0.02)	—	(0.38)	11.26	4.43	0.17	[4]	0.13	[4]	2.96	[3]	13	11
12-31-2023	11.01	0.30	[3]	0.66	0.96	(0.32)	(0.50)	—	(0.82)	11.15	9.12	0.17	[4]	0.13	[4]	2.62	[3]	13	11
12-31-2022	14.10	0.32	[3]	(2.41)	(2.09)	(0.32)	(0.68)	—	(1.00)	11.01	(14.62)	0.16	[4]	0.13	[4]	2.59	[3]	14	16
12-31-2021	14.43	0.38	[3]	0.04	0.42	(0.35)	(0.40)	—	(0.75)	14.10	2.96	0.14	[4]	0.13	[4]	2.62	[3]	18	22
Series II
12-31-2025	11.28	0.38	[3]	0.73	1.11	(0.40)	(0.02)	—	(0.42)	11.97	9.82	0.37	[4]	0.33	[4]	3.25	[3]	129	11
12-31-2024	11.17	0.33	[3]	0.14	0.47	(0.34)	(0.02)	—	(0.36)	11.28	4.22	0.37	[4]	0.33	[4]	2.85	[3]	136	11
12-31-2023	11.03	0.29	[3]	0.64	0.93	(0.29)	(0.50)	—	(0.79)	11.17	8.90	0.37	[4]	0.33	[4]	2.54	[3]	146	11
12-31-2022	14.11	0.28	[3]	(2.38)	(2.10)	(0.30)	(0.68)	—	(0.98)	11.03	(14.71)	0.36	[4]	0.33	[4]	2.27	[3]	144	16
12-31-2021	14.45	0.32	[3]	0.07	0.39	(0.33)	(0.40)	—	(0.73)	14.11	2.68	0.34	[4]	0.33	[4]	2.19	[3]	200	22
Series NAV
12-31-2025	11.25	0.40	[3]	0.73	1.13	(0.45)	(0.02)	—	(0.47)	11.91	10.07	0.12	[4]	0.08	[4]	3.43	[3]	7	11
12-31-2024	11.14	0.37	[3]	0.13	0.50	(0.37)	(0.02)	—	(0.39)	11.25	4.48	0.12	[4]	0.08	[4]	3.20	[3]	7	11
12-31-2023	11.00	0.30	[3]	0.66	0.96	(0.32)	(0.50)	—	(0.82)	11.14	9.18	0.12	[4]	0.08	[4]	2.63	[3]	7	11
12-31-2022	14.08	0.35	[3]	(2.42)	(2.07)	(0.33)	(0.68)	—	(1.01)	11.00	(14.52)	0.11	[4]	0.08	[4]	2.84	[3]	8	16
12-31-2021	14.42	0.33	[3]	0.09	0.42	(0.36)	(0.40)	—	(0.76)	14.08	2.94	0.09	[4]	0.08	[4]	2.24	[3]	8	22

1	Based on average daily shares outstanding.
2	Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
3	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.

Lifestyle Growth Portfolio

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net realized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reduc- tions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2025	13.76	0.32	[3]	1.97	2.29	(0.34)	(1.20)	—	(1.54)	14.51	16.72	0.12	[4]	0.12	[4]	2.17	[3]	197	11
12-31-2024	13.11	0.27	[3]	1.22	1.49	(0.28)	(0.56)	—	(0.84)	13.76	11.31	0.12	[4]	0.11	[4]	1.96	[3]	198	9
12-31-2023	13.15	0.26	[3]	1.75	2.01	(0.25)	(1.80)	—	(2.05)	13.11	17.00	0.12	[4]	0.12	[4]	1.91	[3]	200	6
12-31-2022	18.57	0.29	[3]	(3.35)	(3.06)	(0.27)	(2.09)	—	(2.36)	13.15	(16.08)	0.12	[4]	0.11	[4]	1.81	[3]	194	12
12-31-2021	17.79	0.37	[3]	2.11	2.48	(0.36)	(1.34)	—	(1.70)	18.57	14.07	0.11	[4]	0.11	[4]	1.97	[3]	252	12	[5]
Series II
12-31-2025	13.78	0.29	[3]	1.97	2.26	(0.28)	(1.20)	—	(1.48)	14.56	16.51	0.32	[4]	0.32	[4]	1.99	[3]	4,255	11
12-31-2024	13.12	0.24	[3]	1.23	1.47	(0.25)	(0.56)	—	(0.81)	13.78	11.17	0.32	[4]	0.31	[4]	1.74	[3]	4,222	9
12-31-2023	13.17	0.23	[3]	1.75	1.98	(0.23)	(1.80)	—	(2.03)	13.12	16.67	0.32	[4]	0.32	[4]	1.70	[3]	4,375	6
12-31-2022	18.59	0.25	[3]	(3.34)	(3.09)	(0.24)	(2.09)	—	(2.33)	13.17	(16.24)	0.32	[4]	0.31	[4]	1.59	[3]	4,184	12
12-31-2021	17.81	0.33	[3]	2.11	2.44	(0.32)	(1.34)	—	(1.66)	18.59	13.84	0.31	[4]	0.31	[4]	1.72	[3]	5,588	12	[5]
Series NAV
12-31-2025	13.75	0.34	[3]	1.96	2.30	(0.35)	(1.20)	—	(1.55)	14.50	16.84	0.07	[4]	0.07	[4]	2.33	[3]	732	11
12-31-2024	13.10	0.29	[3]	1.21	1.50	(0.29)	(0.56)	—	(0.85)	13.75	11.37	0.07	[4]	0.06	[4]	2.09	[3]	642	9
12-31-2023	13.15	0.28	[3]	1.73	2.01	(0.26)	(1.80)	—	(2.06)	13.10	16.97	0.07	[4]	0.07	[4]	2.04	[3]	577	6
12-31-2022	18.56	0.30	[3]	(3.34)	(3.04)	(0.28)	(2.09)	—	(2.37)	13.15	(15.99)	0.07	[4]	0.06	[4]	1.92	[3]	495	12
12-31-2021	17.78	0.40	[3]	2.09	2.49	(0.37)	(1.34)	—	(1.71)	18.56	14.13	0.06	[4]	0.06	[4]	2.12	[3]	587	12	[5]

1	Based on average daily shares outstanding.
2	Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
3	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
5	Excludes merger activity.

Lifestyle Moderate Portfolio

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net realized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reduc- tions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2025	12.30	0.39	[3]	1.17	1.56	(0.42)	(0.38)	—	(0.80)	13.06	12.67	0.15	[4]	0.13	[4]	2.98	[3]	12	10
12-31-2024	12.03	0.33	[3]	0.54	0.87	(0.34)	(0.26)	—	(0.60)	12.30	7.14	0.15	[4]	0.13	[4]	2.63	[3]	12	9
12-31-2023	11.97	0.29	[3]	1.06	1.35	(0.29)	(1.00)	—	(1.29)	12.03	12.15	0.15	[4]	0.13	[4]	2.36	[3]	13	9
12-31-2022	15.82	0.31	[3]	(2.75)	(2.44)	(0.31)	(1.10)	—	(1.41)	11.97	(15.19)	0.14	[4]	0.13	[4]	2.28	[3]	12	15
12-31-2021	15.74	0.38	[3]	0.75	1.13	(0.36)	(0.69)	—	(1.05)	15.82	7.25	0.13	[4]	0.13	[4]	2.36	[3]	16	13
Series II
12-31-2025	12.33	0.36	[3]	1.18	1.54	(0.37)	(0.38)	—	(0.75)	13.12	12.48	0.35	[4]	0.33	[4]	2.75	[3]	207	10
12-31-2024	12.06	0.29	[3]	0.55	0.84	(0.31)	(0.26)	—	(0.57)	12.33	6.91	0.35	[4]	0.33	[4]	2.35	[3]	208	9
12-31-2023	12.00	0.27	[3]	1.05	1.32	(0.26)	(1.00)	—	(1.26)	12.06	11.91	0.35	[4]	0.33	[4]	2.19	[3]	231	9
12-31-2022	15.85	0.28	[3]	(2.75)	(2.47)	(0.28)	(1.10)	—	(1.38)	12.00	(15.34)	0.34	[4]	0.33	[4]	2.00	[3]	224	15
12-31-2021	15.77	0.33	[3]	0.77	1.10	(0.33)	(0.69)	—	(1.02)	15.85	7.03	0.33	[4]	0.33	[4]	2.05	[3]	301	13
Series NAV
12-31-2025	12.30	0.41	[3]	1.15	1.56	(0.43)	(0.38)	—	(0.81)	13.05	12.69	0.10	[4]	0.08	[4]	3.15	[3]	51	10
12-31-2024	12.03	0.34	[3]	0.53	0.87	(0.34)	(0.26)	—	(0.60)	12.30	7.19	0.10	[4]	0.08	[4]	2.69	[3]	47	9
12-31-2023	11.97	0.32	[3]	1.03	1.35	(0.29)	(1.00)	—	(1.29)	12.03	12.21	0.10	[4]	0.08	[4]	2.57	[3]	45	9
12-31-2022	15.81	0.33	[3]	(2.76)	(2.43)	(0.31)	(1.10)	—	(1.41)	11.97	(15.08)	0.09	[4]	0.08	[4]	2.37	[3]	39	15
12-31-2021	15.74	0.40	[3]	0.73	1.13	(0.37)	(0.69)	—	(1.06)	15.81	7.23	0.08	[4]	0.08	[4]	2.44	[3]	45	13

1	Based on average daily shares outstanding.
2	Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
3	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.

Managed Volatility Balanced Portfolio

Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reduc- tions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2025	10.62	0.28	0.75	1.03	(0.30)	(0.44)	(0.74)	10.91	9.72	0.26	0.17	2.57	320	16
12-31-2024	10.00	0.25	0.69	0.94	(0.27)	(0.05)	(0.32)	10.62	9.36	0.25	0.17	2.36	342	6
12-31-2023	9.99	0.23	0.87	1.10	(0.23)	(0.86)	(1.09)	10.00	11.99	0.26	0.18	2.28	359	6
12-31-2022	12.48	0.22	(2.11)	(1.89)	(0.23)	(0.37)	(0.60)	9.99	(15.08)	0.25	0.17	2.01	360	11
12-31-2021	11.66	0.23	0.91	1.14	(0.25)	(0.07)	(0.32)	12.48	9.76	0.24	0.15	1.89	476	11
Series II
12-31-2025	10.52	0.26	0.74	1.00	(0.26)	(0.44)	(0.70)	10.82	9.51	0.46	0.37	2.37	2,453	16
12-31-2024	9.91	0.23	0.68	0.91	(0.25)	(0.05)	(0.30)	10.52	9.13	0.45	0.37	2.16	2,654	6
12-31-2023	9.91	0.21	0.86	1.07	(0.21)	(0.86)	(1.07)	9.91	11.79	0.46	0.38	2.06	2,852	6
12-31-2022	12.38	0.20	(2.09)	(1.89)	(0.21)	(0.37)	(0.58)	9.91	(15.22)	0.45	0.37	1.79	2,969	11
12-31-2021	11.57	0.20	0.90	1.10	(0.22)	(0.07)	(0.29)	12.38	9.54	0.44	0.35	1.66	3,991	11
Series NAV
12-31-2025	10.66	0.30	0.75	1.05	(0.31)	(0.44)	(0.75)	10.96	9.87	0.21	0.12	2.69	1,103	16
12-31-2024	10.04	0.26	0.68	0.94	(0.27)	(0.05)	(0.32)	10.66	9.37	0.20	0.12	2.46	1,079	6
12-31-2023	10.03	0.24	0.86	1.10	(0.23)	(0.86)	(1.09)	10.04	12.00	0.21	0.13	2.35	1,055	6
12-31-2022	12.52	0.23	(2.11)	(1.88)	(0.24)	(0.37)	(0.61)	10.03	(14.98)	0.20	0.12	2.08	1,019	11
12-31-2021	11.69	0.24	0.91	1.15	(0.25)	(0.07)	(0.32)	12.52	9.88	0.19	0.10	1.97	1,269	11

1	Based on average daily shares outstanding.
2	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.

Managed Volatility Conservative Portfolio

Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reduc- tions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2025	9.67	0.35	0.51	0.86	(0.39)	— [5]	(0.39)	10.14	8.84	0.27	0.19	3.49	72	11
12-31-2024	9.65	0.30	0.05	0.35	(0.33)	— [5]	(0.33)	9.67	3.60	0.26	0.19	3.01	78	6
12-31-2023	9.64	0.28	0.23	0.51	(0.29)	(0.21)	(0.50)	9.65	5.47	0.27	0.19	2.90	95	5
12-31-2022	11.66	0.26	(1.99)	(1.73)	(0.28)	(0.01)	(0.29)	9.64	(14.80)	0.25	0.18	2.53	109	8
12-31-2021	11.62	0.28	0.12	0.40	(0.29)	(0.07)	(0.36)	11.66	3.48	0.25	0.16	2.33	145	7
Series II
12-31-2025	9.58	0.32	0.51	0.83	(0.35)	— [5]	(0.35)	10.06	8.63	0.47	0.39	3.20	345	11
12-31-2024	9.56	0.28	0.05	0.33	(0.31)	— [5]	(0.31)	9.58	3.43	0.46	0.39	2.86	384	6
12-31-2023	9.56	0.26	0.22	0.48	(0.27)	(0.21)	(0.48)	9.56	5.20	0.47	0.39	2.63	449	5
12-31-2022	11.56	0.24	(1.97)	(1.73)	(0.26)	(0.01)	(0.27)	9.56	(14.93)	0.45	0.38	2.31	499	8
12-31-2021	11.52	0.25	0.13	0.38	(0.27)	(0.07)	(0.34)	11.56	3.31	0.45	0.36	2.10	683	7
Series NAV
12-31-2025	9.70	0.36	0.51	0.87	(0.40)	— [5]	(0.40)	10.17	8.91	0.22	0.14	3.55	50	11
12-31-2024	9.68	0.31	0.04	0.35	(0.33)	— [5]	(0.33)	9.70	3.64	0.21	0.14	3.19	49	6
12-31-2023	9.67	0.29	0.23	0.52	(0.30)	(0.21)	(0.51)	9.68	5.50	0.22	0.14	2.93	52	5
12-31-2022	11.69	0.28	(2.00)	(1.72)	(0.29)	(0.01)	(0.30)	9.67	(14.72)	0.20	0.13	2.67	53	8
12-31-2021	11.65	0.29	0.12	0.41	(0.30)	(0.07)	(0.37)	11.69	3.52	0.20	0.11	2.44	62	7

1	Based on average daily shares outstanding.
2	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
5	Less than $0.005 per share.

Managed Volatility Growth Portfolio

Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reduc- tions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2025	11.46	0.24	0.99	1.23	(0.25)	(0.71)	(0.96)	11.73	10.82	0.27	0.18	2.03	417	20
12-31-2024	10.51	0.21	1.05	1.26	(0.23)	(0.08)	(0.31)	11.46	11.95	0.26	0.17	1.86	432	7
12-31-2023	10.79	0.21	1.09	1.30	(0.20)	(1.38)	(1.58)	10.51	13.69	0.27	0.18	1.89	451	8
12-31-2022	13.28	0.19	(2.17)	(1.98)	(0.20)	(0.31)	(0.51)	10.79	(14.86)	0.27	0.18	1.64	450	14
12-31-2021	12.03	0.21	1.33	1.54	(0.21)	(0.08)	(0.29)	13.28	12.82	0.25	0.16	1.64	589	12	[5]
Series II
12-31-2025	11.40	0.21	0.99	1.20	(0.21)	(0.71)	(0.92)	11.68	10.57	0.47	0.38	1.82	3,739	20
12-31-2024	10.46	0.19	1.03	1.22	(0.20)	(0.08)	(0.28)	11.40	11.69	0.46	0.37	1.67	3,981	7
12-31-2023	10.74	0.18	1.10	1.28	(0.18)	(1.38)	(1.56)	10.46	13.54	0.47	0.38	1.68	4,188	8
12-31-2022	13.22	0.17	(2.16)	(1.99)	(0.18)	(0.31)	(0.49)	10.74	(15.03)	0.47	0.38	1.43	4,246	14
12-31-2021	11.98	0.18	1.33	1.51	(0.19)	(0.08)	(0.27)	13.22	12.58	0.45	0.36	1.37	5,630	12	[5]
Series NAV
12-31-2025	11.49	0.25	0.99	1.24	(0.26)	(0.71)	(0.97)	11.76	10.89	0.22	0.13	2.13	1,084	20
12-31-2024	10.54	0.22	1.04	1.26	(0.23)	(0.08)	(0.31)	11.49	11.97	0.21	0.12	1.98	1,025	7
12-31-2023	10.81	0.22	1.09	1.31	(0.20)	(1.38)	(1.58)	10.54	13.81	0.22	0.13	1.97	951	8
12-31-2022	13.30	0.20	(2.17)	(1.97)	(0.21)	(0.31)	(0.52)	10.81	(14.79)	0.22	0.13	1.72	891	14
12-31-2021	12.05	0.23	1.32	1.55	(0.22)	(0.08)	(0.30)	13.30	12.85	0.20	0.11	1.80	1,075	12	[5]

1	Based on average daily shares outstanding.
2	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
5	Excludes merger activity.

Managed Volatility Moderate Portfolio

Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reduc- tions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2025	10.13	0.29	0.65	0.94	(0.33)	(0.23)	(0.56)	10.51	9.25	0.26	0.17	2.81	114	16
12-31-2024	9.63	0.26	0.53	0.79	(0.28)	(0.01)	(0.29)	10.13	8.16	0.25	0.17	2.58	126	6
12-31-2023	9.61	0.24	0.71	0.95	(0.24)	(0.69)	(0.93)	9.63	10.64	0.25	0.18	2.44	141	6
12-31-2022	12.01	0.23	(2.03)	(1.80)	(0.24)	(0.36)	(0.60)	9.61	(14.87)	0.25	0.17	2.19	153	10
12-31-2021	11.44	0.24	0.66	0.90	(0.25)	(0.08)	(0.33)	12.01	7.90	0.24	0.15	2.02	196	10
Series II
12-31-2025	10.02	0.27	0.64	0.91	(0.29)	(0.23)	(0.52)	10.41	9.06	0.46	0.37	2.64	749	16
12-31-2024	9.54	0.24	0.51	0.75	(0.26)	(0.01)	(0.27)	10.02	7.82	0.45	0.37	2.38	814	6
12-31-2023	9.52	0.22	0.71	0.93	(0.22)	(0.69)	(0.91)	9.54	10.54	0.45	0.38	2.24	898	6
12-31-2022	11.91	0.21	(2.02)	(1.81)	(0.22)	(0.36)	(0.58)	9.52	(15.10)	0.45	0.37	1.95	945	10
12-31-2021	11.34	0.22	0.66	0.88	(0.23)	(0.08)	(0.31)	11.91	7.76	0.44	0.35	1.82	1,277	10
Series NAV
12-31-2025	10.14	0.31	0.64	0.95	(0.34)	(0.23)	(0.57)	10.52	9.34	0.21	0.12	2.98	123	16
12-31-2024	9.65	0.27	0.51	0.78	(0.28)	(0.01)	(0.29)	10.14	8.09	0.20	0.12	2.66	117	6
12-31-2023	9.62	0.25	0.71	0.96	(0.24)	(0.69)	(0.93)	9.65	10.79	0.20	0.13	2.52	120	6
12-31-2022	12.03	0.24	(2.04)	(1.80)	(0.25)	(0.36)	(0.61)	9.62	(14.89)	0.20	0.12	2.27	116	10
12-31-2021	11.45	0.25	0.67	0.92	(0.26)	(0.08)	(0.34)	12.03	8.03	0.19	0.10	2.12	142	10

1	Based on average daily shares outstanding.
2	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.

JOHN HANCOCK VARIABLE INSURANCE TRUST

P.O. BOX 9112

FARMINGDALE, NY 11735

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

VOTING INSTRUCTIONS FORM

MANAGED VOLATILITY BALANCED PORTFOLIO

INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby instructs John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York to vote all shares of Managed Volatility Balanced Portfolio (the “Fund”) attributable to his or her variable annuity or variable life contract at the Special Meeting of Shareholders to be held at 200 Berkeley Street, Boston, Massachusetts 02116 at 2:00 p.m. Eastern Time, October 7, 2026, and any adjournments thereof, as indicated below and in their discretion upon such other matters as may properly come before the Meeting.

Voting pursuant to these instructions will be as specified. If no specification is made as to an item on a properly executed Voting Instructions Form, voting will be for such item. This voting instructions form is provided for the shares of the above referenced fund attributable to your contract values as of August 6, 2026. Please sign, date, and return the voting instructions form in the enclosed postage-paid envelope.

VOTING INSTRUCTIONS MUST BE RECEIVED BY THE CLOSE OF BUSINESS ON OCTOBER 6, 2026 TO BE VOTED AT THE MEETING TO BE HELD ON OCTOBER 7, 2026.

THESE VOTING INSTRUCTIONS ARE SOLICITED BY JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) AND JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK IN CONNECTION WITH THE SOLICITATION OF PROXIES BY THE BOARD OF TRUSTEES OF JOHN HANCOCK VARIABLE INSURANCE TRUST.

(ARROW)
Date:	, 2026

PLEASE SIGN IN BOX BELOW:

Signature(s), Title(s), if applicable

If a contract is held jointly, each contract owner should sign. If only one signs his or her signature will be binding. If the contract owner is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the contract owner is a partnership, a partner should sign his or her own name, indicating that he or she is a “Partner.” If the contract owner is a trust, the trustee should sign in his or her own name, indicating that he or she is a “Trustee.”

(ARROW)	PLEASE FILL IN BOX AS SHOWN USING BLACK OR BLUE INK OR ☒ (ARROW) NUMBER 2 PENCIL. PLEASE DO NOT USE FINE POINT PENS.

These voting instructions, if properly executed, will be voted in the manner directed by the contract owner. IF NO DIRECTION IS MADE, THESE VOTING INSTRUCTIONS WILL BE VOTED “FOR” THE PROPOSAL. Please refer to the Proxy Statement/Prospectus for a discussion of the proposal.

		FOR	AGAINST	ABSTAIN
Proposal	To approve an Agreement and Plan of Reorganization between Managed Volatility Balanced Portfolio (the “Acquired Fund”) and Lifestyle Balanced Portfolio (the “Acquiring Fund”), each a series of the Trust. Under this agreement, the Acquired Fund would transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund. These shares would be distributed, as described in the accompanying Proxy Statement/Prospectus, proportionately to you and the other shareholders of the Acquired Fund. The Acquiring Fund would also assume substantially all of the Acquired Fund’s liabilities.	☐	☐	☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

JOHN HANCOCK VARIABLE INSURANCE TRUST

P.O. BOX 9112

FARMINGDALE, NY 11735

	VOTE BY PHONE		VOTE ON THE INTERNET		VOTE BY MAIL
-	Read the Proxy Statement/Prospectus and have this card at hand	-	Read the Proxy Statement/Prospectus and have this card at hand	-	Read the Proxy Statement/Prospectus and have this card at hand
-	Call toll-free 1-800-690-6903	-	Log on to www.proxyvote.com	-	Check the appropriate boxes on reverse side
-	Follow the recorded instructions	-	Follow the on-screen instructions	-	Sign and date Voting Instructions
-	Do not return this paper ballot	-	Do not return this paper ballot	-	Return promptly in the enclosed envelope

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

VOTING INSTRUCTIONS FORM

MANAGED VOLATILITY CONSERVATIVE PORTFOLIO

INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby instructs John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York to vote all shares of Managed Volatility Conservative Portfolio (the “Fund”) attributable to his or her variable annuity or variable life contract at the Special Meeting of Shareholders to be held at 200 Berkeley Street, Boston, Massachusetts 02116 at 2:00 p.m. Eastern Time, October 7, 2026, and any adjournments thereof, as indicated below and in their discretion upon such other matters as may properly come before the Meeting.

Voting pursuant to these instructions will be as specified. If no specification is made as to an item on a properly executed Voting Instructions Form, voting will be for such item. This voting instructions form is provided for the shares of the above referenced fund attributable to your contract values as of August 6, 2026. Please sign, date, and return the voting instructions form in the enclosed postage-paid envelope.

VOTING INSTRUCTIONS MUST BE RECEIVED BY THE CLOSE OF BUSINESS ON OCTOBER 6, 2026 TO BE VOTED AT THE MEETING TO BE HELD ON OCTOBER 7, 2026.

THESE VOTING INSTRUCTIONS ARE SOLICITED BY JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) AND JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK IN CONNECTION WITH THE SOLICITATION OF PROXIES BY THE BOARD OF TRUSTEES OF JOHN HANCOCK VARIABLE INSURANCE TRUST.

(ARROW)
Date:	, 2026

PLEASE SIGN IN BOX BELOW:

Signature(s), Title(s), if applicable

If a contract is held jointly, each contract owner should sign. If only one signs his or her signature will be binding. If the contract owner is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the contract owner is a partnership, a partner should sign his or her own name, indicating that he or she is a “Partner.” If the contract owner is a trust, the trustee should sign in his or her own name, indicating that he or she is a “Trustee.”

(ARROW)	PLEASE FILL IN BOX AS SHOWN USING BLACK OR BLUE INK OR ☒ (ARROW) NUMBER 2 PENCIL. PLEASE DO NOT USE FINE POINT PENS.

These voting instructions, if properly executed, will be voted in the manner directed by the contract owner. IF NO DIRECTION IS MADE, THESE VOTING INSTRUCTIONS WILL BE VOTED “FOR” THE PROPOSAL. Please refer to the Proxy Statement/Prospectus for a discussion of the proposal.

		FOR	AGAINST	ABSTAIN
Proposal	To approve an Agreement and Plan of Reorganization between Managed Volatility Conservative Portfolio (the “Acquired Fund”) and Lifestyle Conservative Portfolio (the “Acquiring Fund”), each a series of the Trust. Under this agreement, the Acquired Fund would transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund. These shares would be distributed, as described in the accompanying Proxy Statement/Prospectus, proportionately to you and the other shareholders of the Acquired Fund. The Acquiring Fund would also assume substantially all of the Acquired Fund’s liabilities.	☐	☐	☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

JOHN HANCOCK VARIABLE INSURANCE TRUST

P.O. BOX 9112

FARMINGDALE, NY 11735

	VOTE BY PHONE		VOTE ON THE INTERNET		VOTE BY MAIL
-	Read the Proxy Statement/Prospectus and have this card at hand	-	Read the Proxy Statement/Prospectus and have this card at hand	-	Read the Proxy Statement/Prospectus and have this card at hand
-	Call toll-free 1-800-690-6903	-	Log on to www.proxyvote.com	-	Check the appropriate boxes on reverse side
-	Follow the recorded instructions	-	Follow the on-screen instructions	-	Sign and date Voting Instructions
-	Do not return this paper ballot	-	Do not return this paper ballot	-	Return promptly in the enclosed envelope

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

VOTING INSTRUCTIONS FORM

MANAGED VOLATILITY GROWTH PORTFOLIO

INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby instructs John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York to vote all shares of Managed Volatility Growth Portfolio (the “Fund”) attributable to his or her variable annuity or variable life contract at the Special Meeting of Shareholders to be held at 200 Berkeley Street, Boston, Massachusetts 02116 at 2:00 p.m. Eastern Time, October 7, 2026, and any adjournments thereof, as indicated below and in their discretion upon such other matters as may properly come before the Meeting.

Voting pursuant to these instructions will be as specified. If no specification is made as to an item on a properly executed Voting Instructions Form, voting will be for such item. This voting instructions form is provided for the shares of the above referenced fund attributable to your contract values as of August 6, 2026. Please sign, date, and return the voting instructions form in the enclosed postage-paid envelope.

VOTING INSTRUCTIONS MUST BE RECEIVED BY THE CLOSE OF BUSINESS ON OCTOBER 6, 2026 TO BE VOTED AT THE MEETING TO BE HELD ON OCTOBER 7, 2026.

THESE VOTING INSTRUCTIONS ARE SOLICITED BY JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) AND JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK IN CONNECTION WITH THE SOLICITATION OF PROXIES BY THE BOARD OF TRUSTEES OF JOHN HANCOCK VARIABLE INSURANCE TRUST.

(ARROW)
Date:	, 2026

PLEASE SIGN IN BOX BELOW:

Signature(s), Title(s), if applicable

If a contract is held jointly, each contract owner should sign. If only one signs his or her signature will be binding. If the contract owner is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the contract owner is a partnership, a partner should sign his or her own name, indicating that he or she is a “Partner.” If the contract owner is a trust, the trustee should sign in his or her own name, indicating that he or she is a “Trustee.”

(ARROW)	PLEASE FILL IN BOX AS SHOWN USING BLACK OR BLUE INK OR ☒ (ARROW)
NUMBER 2 PENCIL.
PLEASE DO NOT USE FINE POINT PENS.

These voting instructions, if properly executed, will be voted in the manner directed by the contract owner. IF NO DIRECTION IS MADE, THESE VOTING INSTRUCTIONS WILL BE VOTED “FOR” THE PROPOSAL. Please refer to the Proxy Statement/Prospectus for a discussion of the proposal.

		FOR	AGAINST	ABSTAIN
Proposal	To approve an Agreement and Plan of Reorganization between Managed Volatility Growth Portfolio (the “Acquired Fund”) and Lifestyle Growth Portfolio (the “Acquiring Fund”), each a series of the Trust. Under this agreement, the Acquired Fund would transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund. These shares would be distributed, as described in the accompanying Proxy Statement/Prospectus, proportionately to you and the other shareholders of the Acquired Fund. The Acquiring Fund would also assume substantially all of the Acquired Fund’s liabilities.	☐	☐	☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

JOHN HANCOCK VARIABLE INSURANCE TRUST

P.O. BOX 9112

FARMINGDALE, NY 11735

	VOTE BY PHONE		VOTE ON THE INTERNET		VOTE BY MAIL
-	Read the Proxy Statement/Prospectus and have this card at hand	-	Read the Proxy Statement/Prospectus and have this card at hand	-	Read the Proxy Statement/Prospectus and have this card at hand
-	Call toll-free 1-800-690-6903	-	Log on to www.proxyvote.com	-	Check the appropriate boxes on reverse side
-	Follow the recorded instructions	-	Follow the on-screen instructions	-	Sign and date Voting Instructions
-	Do not return this paper ballot	-	Do not return this paper ballot	-	Return promptly in the enclosed envelope

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

VOTING INSTRUCTIONS FORM

MANAGED VOLATILITY MODERATE PORTFOLIO

INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby instructs John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York to vote all shares of Managed Volatility Moderate Portfolio (the “Fund”) attributable to his or her variable annuity or variable life contract at the Special Meeting of Shareholders to be held at 200 Berkeley Street, Boston, Massachusetts 02116 at 2:00 p.m. Eastern Time, October 7, 2026, and any adjournments thereof, as indicated below and in their discretion upon such other matters as may properly come before the Meeting.

Voting pursuant to these instructions will be as specified. If no specification is made as to an item on a properly executed Voting Instructions Form, voting will be for such item. This voting instructions form is provided for the shares of the above referenced fund attributable to your contract values as of August 6, 2026. Please sign, date, and return the voting instructions form in the enclosed postage-paid envelope.

VOTING INSTRUCTIONS MUST BE RECEIVED BY THE CLOSE OF BUSINESS ON OCTOBER 6, 2026 TO BE VOTED AT THE MEETING TO BE HELD ON OCTOBER 7, 2026.

THESE VOTING INSTRUCTIONS ARE SOLICITED BY JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) AND JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK IN CONNECTION WITH THE SOLICITATION OF PROXIES BY THE BOARD OF TRUSTEES OF JOHN HANCOCK VARIABLE INSURANCE TRUST.

(ARROW)
Date:	, 2026

PLEASE SIGN IN BOX BELOW:

Signature(s), Title(s), if applicable

If a contract is held jointly, each contract owner should sign. If only one signs his or her signature will be binding. If the contract owner is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the contract owner is a partnership, a partner should sign his or her own name, indicating that he or she is a “Partner.” If the contract owner is a trust, the trustee should sign in his or her own name, indicating that he or she is a “Trustee.”

(ARROW)	PLEASE FILL IN BOX AS SHOWN USING BLACK OR BLUE INK OR ☒ (ARROW) NUMBER 2 PENCIL. DO NOT USE FINE POINT PENS.

These voting instructions, if properly executed, will be voted in the manner directed by the contract owner. IF NO DIRECTION IS MADE, THESE VOTING INSTRUCTIONS WILL BE VOTED “FOR” THE PROPOSAL. Please refer to the Proxy Statement/Prospectus for a discussion of the proposal.

		FOR	AGAINST	ABSTAIN
Proposal	To approve an Agreement and Plan of Reorganization between Managed Volatility Moderate Portfolio (the “Acquired Fund”) and Lifestyle Moderate Portfolio (the “Acquiring Fund”), each a series of the Trust. Under this agreement, the Acquired Fund would transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund. These shares would be distributed, as described in the accompanying Proxy Statement/Prospectus, proportionately to you and the other shareholders of the Acquired Fund. The Acquiring Fund would also assume substantially all of the Acquired Fund’s liabilities.	☐	☐	☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

STATEMENT OF ADDITIONAL INFORMATION

Dated: [August ], 2026

MANAGED VOLATILITY BALANCED PORTFOLIO, MANAGED VOLATILITY

CONSERVATIVE PORTFOLIO, MANAGED VOLATILITY GROWTH PORTFOLIO, AND

MANAGED VOLATILITY MODERATE PORTFOLIO (each an “Acquired Fund” and together the

“Acquired Funds,” each a series of John Hancock Variable Insurance Trust)

AND

LIFESTYLE BALANCED PORTFOLIO, LIFESTYLE CONSERVATIVE PORTFOLIO, LIFESTYLE

GROWTH PORTFOLIO, LIFESTYLE MODERATE PORTFOLIO (each an “Acquired Fund” and together the “Acquiring Funds,” each a series of John Hancock Variable Insurance Trust)

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the related combined Proxy Statement/Prospectus (also dated [August ], 2026). This SAI provides additional information about the Acquired Funds and the Acquiring Funds (the “Funds”). Please retain this SAI for further reference.

This SAI is intended to supplement the information provided in the combined Proxy Statement/Prospectus dated [August ], 2026, relating to the proposed reorganization of each Acquired Fund into the corresponding Acquiring Fund (the “Reorganizations”) and in connection with the solicitation by each Acquired Fund of proxies to be voted at the Special Meeting of Shareholders of each such Acquired Fund to be held on October 7, 2026.

The Proxy Statement/Prospectus may be obtained free of charge by writing or telephoning:

JOHN HANCOCK VARIABLE INSURANCE TRUST

200 Berkeley Street

Boston, Massachusetts 02116

800-344-1029

Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this SAI.

The Statement of Additional Information of John Hancock Variable Insurance Trust (“JHVIT”) dated April 27, 2026 (the “JHVIT SAI”) relating to the Acquired Funds and the Acquiring Funds.

Audited Financial Statements of JHVIT for the fiscal year ended December  31, 2025, relating to the Acquired Funds and the Acquiring Funds.

Unaudited Financial Statements of JHVIT for the semiannual period ended June 30, 2025, relating to the Acquired Funds and the Acquiring Funds.

Pro forma Financial Information for each Reorganization.

INFORMATION INCORPORATED BY REFERENCE

This Statement of Additional Information incorporates by reference the following documents (or designated portions thereof) as filed with the Securities and Exchange Commission (“SEC”) (File Nos. 2-94157; 811-04146):

1.	The Statement of Additional Information of JHVIT dated April 27, 2026, as supplemented, relating to the Acquired Funds and the Acquiring Funds.

2.

The Audited Financial Statements of JHVIT for the fiscal year ended December 31, 2025, relating to the Acquired Funds and the Acquiring Funds, including the reports therein of PricewaterhouseCoopers LLP, independent registered public accounting firm, are incorporated by reference to JHVIT’s Annual Report to Shareholders dated December 31, 2025 filed with the SEC on Form N-CSR on March 5, 2026, insofar as such financial statements and report relate to the Acquired Fund and the Acquiring Fund.

3.

The Unaudited Financial Statements of JHVIT for the semiannual period ended June 30, 2025, relating to the Acquired Funds and the Acquiring Funds, are incorporated by reference to JHVIT’s Semiannual Report to Shareholders dated June 30, 2025 filed with the SEC on Form N-CSRS on August 29, 2025, insofar as such financial statements and reports relate to the Acquired Funds and the Acquiring Funds.

PRO FORMA FINANCIAL INFORMATION

Combination of Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio, and Managed Volatility Moderate Portfolio into Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, and Lifestyle Moderate Portfolio, respectively.

The unaudited pro forma information provided herein should be read in conjunction with the audited Annual Reports to Shareholders of Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio, and Managed Volatility Moderate and Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, and Lifestyle Moderate Portfolio for the period ended December 31, 2025, which are on file with the SEC and available at no charge.

The unaudited pro forma information set forth below for the period ended December 31, 2025 is intended to present ratios and supplemental data as if the reorganizations of Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio, and Managed Volatility Moderate Portfolio (each an “Acquired Fund” and together, the “Acquired Funds”), with and into Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, and Lifestyle Moderate Portfolio (each an “Acquired Fund” and together, the “Acquiring Funds”, and together with the Acquired Funds, the “Funds”), had been consummated at December 31, 2025.

The Funds have the same administrator, fund recordkeeping services agent, fund accounting agents and custodian. Each such service provider has entered into an agreement with the Trust that governs the provision of services to the Funds. Such agreements contain the same terms. For the fiscal year ended December 31, 2025, the Acquired Funds and Acquiring Funds had effective advisory fee rates as follows:

Managed Volatility Balanced Portfolio	0.09%	Lifestyle Balanced Portfolio	0.04%
Managed Volatility Conservative Portfolio	0.09%	Lifestyle Conservative Portfolio	0.00%
Managed Volatility Growth Portfolio	0.09%	Lifestyle Growth Portfolio	0.04%
Managed Volatility Moderate Portfolio	0.08%	Lifestyle Moderate Portfolio	0.02%

As of December 31, 2025, the net assets of the Acquired Funds and the Acquiring Funds were as follows:

Managed Volatility Balanced Portfolio	$3.877B	Lifestyle Balanced Portfolio	$998M
Managed Volatility Conservative Portfolio	$467M	Lifestyle Conservative Portfolio	$149M
Managed Volatility Growth Portfolio	$5.241B	Lifestyle Growth Portfolio	$5.183B
Managed Volatility Moderate Portfolio	$986M	Lifestyle Moderate Portfolio	$270M

The net assets of each combined fund as of December 31, 2025 would have been:

Lifestyle Balanced Portfolio	$4.875B
Lifestyle Conservative Portfolio	$616M
Lifestyle Growth Portfolio	$10.424B
Lifestyle Moderate Portfolio	$1.256B

As of December 31, 2025, the combined net assets of Lifestyle Balanced Portfolio would have been $4.875B, reflecting a reduction of $542,007 due to estimated reorganization costs (legal, accounting, printing, solicitation and tabulation of proxies, and portfolio trading costs).

On a pro forma basis, for the fiscal year ended December 31, 2025, the proposed reorganization of Managed Volatility Balanced Portfolio into Lifestyle Balanced Portfolio would result in an estimated $72,000 decrease in combined other operating expenses (including audit fees) due to the combined fund eliminating duplicative expenses and achieving other operating economies of scale, resulting in a less than $0.01 per share expense decrease.

As of December 31, 2025, the combined net assets of the Lifestyle Conservative Portfolio would have been $616M, reflecting a reduction of $177,471 due to estimated reorganization costs (legal, accounting, printing, solicitation and tabulation of proxies, and portfolio trading costs).

On a pro forma basis, for the fiscal year ended December 31, 2025, the proposed reorganization of Managed Volatility Conservative Portfolio into Lifestyle Conservative Portfolio would result in an estimated $72,000 decrease in combined other operating expenses (including audit fees) due to the combined fund eliminating duplicative expenses and achieving other operating economies of scale, resulting in a less than $0.01 per share expense decrease.

As of December 31, 2025, the combined net assets of the Lifestyle Growth Portfolio would have been $10.424B, reflecting a reduction of $525,229 due to estimated reorganization costs (legal, accounting, printing, solicitation and tabulation of proxies, and portfolio trading costs).

On a pro forma basis, for the fiscal year ended December 31, 2025, the proposed reorganization of Managed Volatility Growth Portfolio into Lifestyle Growth Portfolio would result in an estimated $72,000 decrease in combined other operating expenses (including audit fees) due to the combined fund eliminating duplicative expenses and achieving other operating economies of scale, resulting in a less than $0.01 per share expense decrease.

As of December 31, 2025, the combined net assets of the Lifestyle Moderate Portfolio would have been $1.256B, reflecting a reduction of $201,751 due to estimated reorganization costs (legal, accounting, printing, solicitation and tabulation of proxies, and portfolio trading costs).

On a pro forma basis, for the fiscal year ended December 31, 2025, the proposed reorganization of Managed Volatility Moderate Portfolio into Lifestyle Moderate Portfolio would result in an estimated $72,000 decrease in combined other operating expenses (including audit fees) due to the combined fund eliminating duplicative expenses and achieving other operating economies of scale, resulting in a less than $0.01 per share expense decrease.

No significant accounting policies will change as a result of the Reorganizations, specifically, policies regarding valuation or Subchapter M income tax compliance. Each Acquiring Fund will be the accounting survivor of the respective Reorganization and will also maintain the performance history of the corresponding Acquiring Fund at the closing of its proposed reorganization.

The projected expenses of each Reorganization (consisting of legal, accounting, printing, and solicitation and proxy tabulation costs) are as follows:

Expenses borne by Acquired Fund	Expenses borne by Acquiring Fund	Total Expense of the Reorganization
Managed Volatility Balanced Portfolio: $0	Lifestyle Balanced Portfolio: $542,007[1] (amounting to five basis points and less than $0.01 per share)	$542,007
Managed Volatility Conservative Portfolio: $177,471 (amounting to three basis points and less than $0.01 per share)	Lifestyle Conservative Portfolio: $0	$177,471
Managed Volatility Growth Portfolio: $264,051 (amounting to zero basis points and less than $0.01 per share)	Lifestyle Growth Portfolio: $261,178 (amounting to zero basis points and less than $0.01 per share)	$525,229
Managed Volatility Moderate Portfolio: $158,368 (amounting to two basis points and less than $0.01 per share)	Lifestyle Moderate Portfolio: $43,383[2] (amounting to two basis points and less than $0.01 per share)	$201,751

[1]	Lifestyle Balanced Portfolio is subject to an expense reimbursement, as such, four basis points of the reorganization costs will be borne by the Advisor.
[2]	Lifestyle Moderate Portfolio is subject to an expense reimbursement agreement, as such, the reorganization costs will be borne by the Advisor.

If a Reorganization is not consummated, the expenses will be paid by JHVTA with respect to that Reorganization. Transaction costs are not anticipated to be material in amount and are estimated to not exceed $10,000, which is less than $0.01 per share.

Part C
Other Information
Item 15. Indemnification
No change from the information set forth in Item 30 of the most recently filed amendment to the Registration Statement of John Hancock Variable Insurance Trust (the “Registrant”) on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (File Nos. 2-94157 and 811-04146) as filed with the Securities and Exchange Commission (the “SEC”) on April 15, 2026 (accession number 0001193125-26-156991), which information is incorporated herein by reference.
Item 16. Exhibits
1
Amended and Restated Declaration of Trust dated January 22, 2016 –  previously filed as exhibit (a)(44)(A) to post-effective amendment no. 113 filed on April 27, 2016, accession number 0001133228-16-009262.

1(a)(1)	Amendment to Declaration of Trust dated December 13, 2018 – previously filed as exhibit (a)(44)(B) to post-effective amendment no. 119 filed on April 25, 2019, accession number 0001133228-19-002411.
1(a)(2)	Amendment to Declaration of Trust dated September 25, 2024 – previously filed as exhibit (a)(2) to post-effective amendment no. 127 filed on April 16, 2025, accession number 0001193125-25-082716.
2	Revised By-laws of the Trust dated June 30, 2006 – previously filed as exhibit (b)(2) to post-effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.
2(a)(1)
Amendment dated December 13, 2006 to the By-laws of the Trust, dated June 30, 2006 –  previously filed as exhibit (b)(3)
to post-effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

2(a)(2)
Amendment dated March 10, 2016 to the By-laws of the Trust, dated June 30, 2006 –  previously filed as exhibit (b)(2) to post-effective amendment no. 113 filed on April 27, 2016, accession number 0001133228-16-009262.

3	Not applicable.
4	Form of Agreement and Plan of Reorganization – (filed herewith as Appendix A to the Proxy Statement/Prospectus).
5	Specimen Share Certificate – previously filed as exhibit (4) to post-effective amendment no. 38 filed September 17, 1997, accession number 0000950135-97-003874.
6
Amended and Restated Advisory Agreement dated June 30, 2020 between John Hancock Variable Insurance Trust (the
“Registrant”) and John Hancock Variable Trust Advisers LLC[1]  (the “Adviser”) – previously filed as exhibit (d) to post-effective amendment no. 123 filed on April 23, 2021, accession number 0001133228-21-002276.

6(a)(1)
Subadvisory Agreement dated April 28, 2006 between the Adviser and Manulife Investment Management (US)
LLC[2]  –  previously filed as exhibit (d)(67) to post-effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

6(a)(2)
Amendment dated December 31, 2018 to Subadvisory Agreement dated April 28, 2006 relating to the Managed Volatility
Portfolios and the Lifestyle Portfolios, between the Adviser and Manulife Investment Management (US) LLC  – previously filed as exhibit (d)(23)(J) to post-effective amendment no. 119 filed on April 25, 2019, accession number
0001133228-19-002411.

7
Amended and Restated Distribution Agreement dated June 30, 2020 between the Registrant and John Hancock
Distributors, LLC (the “Distributor”) –  previously filed as exhibit (e) to post-effective amendment no. 123 filed on April 23,
2021, accession number 0001133228-21-002276.

8	Not Applicable.
9
Custodian Agreement dated September 26, 2008 between the Trust and State Street Bank and Trust Company –  previously filed as exhibit (g) to post-effective amendment no. 84 filed on February 13, 2009, accession number
0000950135-09-000965.

9(a)(1)
Amendment dated October 1, 2015 to Custodian Agreement dated September 26, 2008 between the Trust and State
Street Bank and Trust Company –  previously filed as exhibit (g)(1) to post-effective amendment no. 123 filed on April 23,
2021, accession number 0001133228-21-002276.

9(a)(2)
Amendment dated December 14, 2020 to Custodian Agreement dated September 26, 2008 between the Trust and State
Street Bank and Trust Company –  previously filed as exhibit (g)(2) to post-effective amendment no. 123 filed on April 23,
2021, accession number 0001133228-21-002276.

9(a)(3)
Amendment dated July 1, 2022 to Custodian Agreement dated September 26, 2008 between the Trust and State Street
Bank and Trust Company –  previously filed as exhibit (g)(3) to post-effective amendment no. 125 filed on April 21, 2023, accession number 0001133228-23-002481.

9(a)(4)
Amendment dated March 27, 2025 to Custodian Agreement dated September 26, 2008 between the Trust and State
Street Bank and Trust Company –  previously filed as exhibit (g)(4) to post-effective amendment no. 128 filed on April 15,
2026, accession number 0001193125-26-156991.

10
Series I Shares Rule 12b-1 Plan (formerly Class A Shares) dated September 21, 2001, as amended April 4, 2002, June 26,
2003, April 1, 2004, December 13, 2004, June 23, 2005, September 23, 2005, December 13, 2005, March 30, 2006,
March 23, 2007, September 28, 2007, June 27, 2008, September 26, 2008, December 17, 2008, March 20, 2009,
June 25, 2010, March 25, 2011, March 23, 2012, June 30, 2012 and September 27, 2013 –  previously filed as exhibit
(m) on April 24, 2015, accession number 0001133228-15-001781.

10(a)(1)
Series II Shares Rule 12b-1 Plan (formerly Class B Shares) dated September 21, 2001, as amended April 4, 2002, April 2,
2003, April 1, 2004, December 13, 2004, June 23, 2005, September 23, 2005, December 13, 2005, March 30, 2006,
March 23, 2007, September 28, 2007; June 27, 2008, September 26, 2008, December 17, 2008, March 20, 2009;
June 25, 2010, March 25, 2011, March 23, 2012, June 30, 2012 and September 27, 2013 –  previously filed as exhibit
(m)(1) on April 24, 2015, accession number 0001133228-15-001781.

10(a)(2)
Series III Shares Rule 12b-1 Plan dated March 23, 2007, as amended September 28, 2007, March 20, 2009, June 25,
2010, March 25, 2011, March 23, 2012 and September 27, 2013 –  previously filed as exhibit (m)(2) on April 24, 2015, accession number 0001133228-15-001781.

10(b)
Rule 18f-3 Plan dated September 21, 2001, as amended April 4, 2002, June 26, 2003, December 13, 2004, June 23,
2005, December 13, 2005, March 30, 2006, March 23, 2007, September 28, 2007, March 25, 2008, March 23, 2012,
June 30, 2013 and September 27, 2013 – previously filed as exhibit (n) on April 24, 2015, accession number
0001133228-15-001781.

11	Opinion and Consent of Harsha Pulluru, Esq., regarding legality of issuance of shares and other matters – FILED HEREWITH.
12	Form of Opinion of K&L Gates LLP on tax matters – FILED HEREWITH.
13
Agreement to Waive Advisory Fees and Reimburse Expenses dated June 26, 2025 between the Registrant and John
Hancock Variable Trust Advisers LLC –  previously filed as exhibit (h)(8) to post-effective amendment no. 128 filed on
April 15, 2026, accession number 0001193125-26-156991.

13(a)
Advisory Fee Waiver Agreement dated December 11, 2025 between the Registrant and John Hancock Variable Trust
Advisers LLC –  previously filed as exhibit (h)(9) to post-effective amendment no. 128 filed on April 15, 2026, accession number 0001193125-26-156991.

13(b)(1)
Amended and Restated Service Agreement dated June 24, 2021 between the Trust and the Adviser -  previously filed as exhibit (h)(10) to post-effective amendment no. 124 filed on April 22, 2022, accession number
0001133228-22-002304.

13(b)(2)
Service Agreement dated June 30, 2020 among the Trust the Adviser, and the Trust’s Chief Compliance Officer - previously filed as exhibit (h)(11) to post-effective amendment no. 123 filed on April 23, 2021, accession number
0001133228-21-002276.

14	Consent of PricewaterhouseCoopers LLP – FILED HEREWITH.
15	Not Applicable.
16	Power of Attorney dated March 26, 2026 – FILED HEREWITH .
17	Form of Proxy Card – FILED HEREWITH.
17(a)(1)	Annual Report of John Hancock Variable Insurance Trust dated December 31, 2025 - previously filed on Form N-CSR on March 5, 2026, accession no. 0000756913-26-000008.

17(a)(2)	Semiannual Report of John Hancock Variable Insurance Trust dated June 30, 2025 - previously filed on Form N-CSRS on August 29, 2025, accession no. 0001683863-25-007147.
1
Prior to June 28, 2019, John Hancock Variable Trust Advisers LLC was known as John Hancock Investment Management Services, LLC.
2
Prior to May 7, 2019, Manulife Investment Management (US) LLC was known as John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly known as Sovereign Asset Management, LLC).
Item 17. Undertakings
(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(3) The undersigned Registrant agrees that it shall file a final executed version of the legal opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its Registration Statement on Form N-14 filed with the SEC upon the closing of the reorganization contemplated by this Registration Statement on Form N-14.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 29th day of June, 2026.
JOHN HANCOCK VARIABLE INSURANCE TRUST
By:	/s/ Kristie M. Feinberg
Name: Kristie M. Feinberg Title: President (Chief Executive Officer and Principal Executive Officer) and Trustee
Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.
Signature	Title	Date
/s/ Kristie M. Feinberg	President (Chief Executive Officer and Principal Executive Officer) and Trustee	June 29, 2026
Kristie M. Feinberg
/s/ Fernando A. Silva	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	June 29, 2026
Fernando A. Silva
/s/ Andrew G. Arnott*	Trustee	June 29, 2026
Andrew G. Arnott
/s/ William K. Bacic*	Trustee	June 29, 2026
William K. Bacic
/s/ James R. Boyle*	Trustee	June 29, 2026
James R. Boyle
/s/ Noni Ellison McKee*	Trustee	June 29, 2026
Noni Ellison McKee
/s/ Grace K. Fey*	Trustee	June 29, 2026
Grace K. Fey
/s/ Dean C. Garfield*	Trustee	June 29, 2026
Dean C. Garfield
/s/ Christine L. Hurtsellers*	Trustee	June 29, 2026
Christine L. Hurtsellers
/s/ Deborah C. Jackson*	Trustee	June 29, 2026
Deborah C. Jackson
/s/ Hassell H. McClellan*	Trustee	June 29, 2026
Hassell H. McClellan
/s/ Kenneth J. Phelan*	Trustee	June 29, 2026
Kenneth J. Phelan
/s/ Frances G. Rathke*	Trustee	June 29, 2026
Frances G. Rathke
/s/ Thomas R. Wright*	Trustee	June 29, 2026
Thomas R. Wright
*
By: Power of Attorney.

By:	/s/ Harsha Pulluru
Harsha Pulluru Attorney-In-Fact
*
Pursuant to Power of Attorney filed herewith.

Exhibit Index
4	Form of Agreement and Plan of Reorganization (filed herewith as Appendix A to the Proxy Statement/Prospectus)
11	Opinion and Consent of Harsha Pulluru, Esq., regarding legality of issuance of shares and other matters
12	Form of Opinion of K&L Gates LLP on tax matters
14	Consent of PricewaterhouseCoopers LLP
16	Power of Attorney dated March 26, 2026
17	Form of Proxy Card